As filed with the Securities and Exchange Commission on May 2, 2014

Securities Act File No. 333-194688

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 1

ING Partners, Inc.

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Suite 100, Arizona 85258-2034
(Address of Principal Executive Offices) (Zip Code)

1-800-262-3862
(Registrant’s Area Code and Telephone Number)

Huey P. Falgout, Jr.

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

(Name and Address of Agent for Service)

With copies to:

Jeffrey S. Puretz, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006-2401

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

Title of Securities Being Registered: Class ADV, Class I, Class S, and Class S2 of ING Invesco Equity and Income Portfolio

VY MFS Total Return Portfolio

(formerly, ING MFS Total Return Portfolio)

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

(800) 366-0066

May 15, 2014

Dear Shareholder:

On behalf of the Board of Trustees/Directors (the “Board”) of VY MFS Total Return Portfolio (formerly, ING MFS Total Return Portfolio) (“MFS Portfolio”), we are pleased to invite you to a special meeting of shareholders (the “Special Meeting”) of MFS Portfolio. The Special Meeting is scheduled for 1:00 P.M., Local time, on June 19, 2014, at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034.

At the Special Meeting, shareholders of MFS Portfolio will be asked to vote on the proposed reorganization (the “Reorganization”) of MFS Portfolio with and into VY Invesco Equity and Income Portfolio (“Invesco Portfolio,” together with MFS Portfolio, the “Portfolios”). The Portfolios are members of the Voya family of funds.

Shares of MFS Portfolio have been purchased by you or at your direction through your qualified pension or retirement plan (collectively, “Qualified Plans”) or, at your direction by your insurance company, through its separate accounts to serve as investment options under your variable annuity contract or variable life insurance policy. If the Reorganization is approved by shareholders, the separate account in which you have an interest or the Qualified Plan in which you are a participant will own shares of Invesco Portfolio instead of shares of MFS Portfolio beginning on the date the Reorganization occurs. The Reorganization would provide the separate account in which you have an interest or the Qualified Plan in which you are a participant with an opportunity to participate in a portfolio that seeks total return, consisting of long-term capital appreciation and current income, which is described more fully in the enclosed Proxy Statement/Prospectus.

Formal notice of the Special Meeting appears on the next page, followed by a combined proxy statement and prospectus (the “Proxy Statement/Prospectus”). The Reorganization is discussed in detail in the enclosed Proxy Statement/Prospectus, which you should read carefully. The Board recommends that you vote “FOR” the Reorganization.

Your vote is important regardless of the number of shares you own. To avoid the added cost of follow-up solicitations and possible adjournments, please read the Proxy Statement/Prospectus and cast your vote. It is important that your vote be received no later than June 18, 2014.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

Shaun P. Mathews
President and Chief Executive Officer

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NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

OF

VY MFS Total Return Portfolio

(formerly, ING MFS Total Return Portfolio)

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

(800) 992-0180

Scheduled for June 19, 2014

To the Shareholders:

NOTICE IS HEREBY GIVEN that a special meeting of the shareholders (the “Special Meeting”) of VY MFS Total Return Portfolio (“MFS Portfolio”) is scheduled for 1:00 P.M., Local time, on June 19, 2014, at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034.

At the Special Meeting, MFS Portfolio’s shareholders will be asked:

1.	To approve an Agreement and Plan of Reorganization by and between MFS Portfolio and VY Invesco Equity and Income Portfolio (formerly, ING Invesco Equity and Income Portfolio) (“Invesco Portfolio”), providing for the reorganization of MFS Portfolio with and into Invesco Portfolio (the “Reorganization”); and

2.	To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournments or postponements thereof, in the discretion of the proxies or their substitutes.

Please read the enclosed combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) carefully for information concerning the Reorganization to be placed before the Special Meeting.

The Board of Trustees/Directors recommends that you vote “FOR” the Reorganization.

Shareholders of record as of the close of business on March 28, 2014 are entitled to notice of, and to vote at, the Special Meeting, and are also entitled to vote at any adjournments or postponements thereof. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, please complete, sign, and return the enclosed Proxy Ballot or Voting Instruction Card by June 18, 2014, so that a quorum will be present and a maximum number of shares may be voted. Proxies or voting instructions may be revoked at any time before they are exercised by submitting a revised Proxy Ballot or Voting Instruction Card, by giving written notice of revocation to MFS Portfolio or by voting in person at the Special Meeting.

By Order of the Board of Trustees/Directors

Huey P. Falgout, Jr.
Secretary
May 15, 2014

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PROXY STATEMENT/PROSPECTUS

May 15, 2014

Special Meeting of Shareholders
of VY MFS Total Return Portfolio
Scheduled for June 19, 2014

ACQUISITION OF THE ASSETS OF:	BY AND IN EXCHANGE FOR SHARES OF:

VY MFS Total Return Portfolio	VY Invesco Equity and Income Portfolio
(formerly, ING MFS Total Return Portfolio)	(formerly, ING Invesco Equity and Income Portfolio)
(A series of Voya Investors Trust)	(A series of Voya Partners, Inc.)
7337 East Doubletree Ranch Road, Suite 100	7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258-2034	Scottsdale, Arizona 85258-2034
(800) 366-0066	(800) 262-3862
(each an open-end management investment company)

Important Notice Regarding the Availability of Proxy Materials for the Shareholder Meeting to be Held on June 19, 2014
This Proxy Statement/Prospectus and Notice of Special Meeting are available at: www.proxyvote.com/voya

The Prospectus/Proxy Statement explains concisely what you should know before voting on the matter described herein or investing in VY Invesco Equity and Income Portfolio. Please read it carefully and keep it for future reference.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TO OBTAIN MORE INFORMATION

To obtain more information about VY MFS Total Return Portfolio (“MFS Portfolio”) and VY Invesco Equity and Income Portfolio (“Invesco Portfolio,” and together with MFS Portfolio, the “Portfolios”), please write, call, or visit our website for a free copy of the current prospectus, statement of additional information, annual/semi-annual shareholder reports, or other information.

By Phone:	(800) 992-0180

By Mail:	Voya Investment Management
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258-2034

By Internet:	www.voyainvestments.com/vp/literature

The following documents containing additional information about the Portfolios, each having been filed with the U.S. Securities and Exchange Commission (“SEC”), are incorporated by reference into this Proxy Statement/Prospectus:

1.	The Statement of Additional Information dated May 15, 2014 relating to this Proxy Statement/Prospectus;

2.	The Prospectuses and Statement of Additional Information dated May 1, 2014 for MFS Portfolio; and

3.	The Prospectuses and Statement of Additional Information dated May 1, 2014 for Invesco Portfolio.

The Portfolios are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and in accordance therewith, file reports and other information including proxy materials with the SEC.

You also may view or obtain these documents from the SEC:

In Person:	Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549
(202) 551-8090

By Mail:	U.S. Securities and Exchange Commission
Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549
(Duplication Fee Required)

By Email:	publicinfo@sec.gov
(Duplication Fee Required)

By Internet:	www.sec.gov

When contacting the SEC, you will want to refer to the Portfolios’ SEC file numbers. The file number for the document listed above as (1) is 333-194688 . The file numbers for the documents listed above as (2) and (3) are 33-23512 and 333-32575, respectively.

TABLE OF CONTENTS

Introduction	1
What is happening?	1
Why did you send me this booklet?	1
Who is eligible to vote?	1
How do I vote?	1
How does the Board recommend that I vote?	1
When and where will the Special Meeting be held?	1
Summary of the Proposed Reorganization	2
Proposal One – Approval of the Reorganization	3
What is the proposed Reorganization?	3
Why is a Reorganization proposed?	3
How do the Investment Objectives compare?	3
How do the Annual Portfolio Operating Expenses compare?	3
How do the Principal Investment Strategies compare?	4
How do the Principal Risks compare?	6
How does MFS Portfolio’s performance compare to Invesco Portfolio?	9
How do certain characteristics of the Portfolios compare?	11
How does the management of the Portfolios compare?	11
What are the key differences in the rights of shareholders of MFS Portfolio and Invesco Portfolio?	13
Additional Information about the Portfolios	14
Additional Information about the Reorganization	15
What is the Board’s recommendation?	16
What factors did the Board consider?	16
What is the required vote?	16
What happens if shareholders do not approve the Reorganization?	16
General Information about the Proxy Statement/Prospectus	17
Who is asking for my vote?	17
How is my proxy being solicited?	17
What happens to my proxy once I submit it?	17
Can I revoke my proxy after I submit it?	17
How will my shares be voted?	17
How many shares are outstanding?	17
Can shareholders submit proposals for a future shareholder meeting?	18
Why did my household only receive one copy of this Proxy Statement/Prospectus?	18
Appendix A: Form of Agreement and Plan of Reorganization	19
Appendix B: Additional Information Regarding VY Invesco Equity and Income Portfolio	28
Portfolio Holdings Information	28
How Shares Are Priced	28
How to Buy and Sell Shares	28
Frequent Trading - Market Timing	29
Payments to Financial Intermediaries	30
Dividends, Distributions, and Taxes	31
FINANCIAL HIGHLIGHTS	32
Appendix C: Security Ownership of Certain Beneficial and Record Owners	33

Introduction

What is happening?

On January 23, 2014, the investment adviser to VY MFS Total Return Portfolio (“MFS Portfolio”) and VY Invesco Equity and Income Portfolio (“Invesco Portfolio,” together with MFS Portfolio, the “Portfolios”) proposed and the Board of Trustees/Directors (the “Board”) of the Portfolios approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”). The Reorganization Agreement provides for the reorganization of MFS Portfolio with and into Invesco Portfolio (the “Reorganization”). The Reorganization Agreement requires shareholder approval, and, if approved, is expected to be effective as of the close of business on July 18, 2014, or such other date as the parties may agree (the “Closing Date”).

Why did you send me this booklet?

Shares of MFS Portfolio have been purchased by you or at your direction through your qualified pension or retirement plan (“Qualified Plans”) or, at your direction, by your insurance company through its separate accounts (“Separate Accounts”) to serve as an investment option under your variable annuity and/or variable life contract (“Variable Contract”).

This booklet includes a combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) and a Proxy Ballot or Voting Instruction Card for MFS Portfolio. It provides you with information you should review before providing voting instructions on the matters listed in the Notice of Special Meeting.

The Separate Accounts and Qualified Plans or their trustees, as record owners of MFS Portfolio shares are, in most cases, the true “shareholders” of MFS Portfolio; however, participants in Qualified Plans (“Plan Participants”) or holders of Variable Contracts (“Variable Contract Holders”) may be asked to instruct their Qualified Plan trustee or Separate Accounts, as applicable, as to how they would like the shares attributed to their Qualified Plan or Variable Contract to be voted. For clarity and ease of reading, references to “shareholder” or “you” throughout this Proxy Statement/Prospectus do not refer to the technical shareholder but rather refer to the persons who are being asked to provide voting instructions on the proposals, unless the context indicates otherwise. Similarly, for ease of reading, references to “voting” or “vote” do not refer to the technical vote but rather to the voting instructions provided by Variable Contract Holders or Plan Participants.

Because you are being asked to approve a Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of Invesco Portfolio, this Proxy Statement also serves as a prospectus for Invesco Portfolio. Invesco Portfolio is an open-end management investment company, which seeks total return, consisting of long-term capital appreciation and current income, as described more fully below.

Who is eligible to vote?

Shareholders holding an investment in shares of MFS Portfolio as of the close of business on March 28, 2014 (the “Record Date”) are eligible to vote at the Special Meeting or any adjournments or postponements thereof.

How do I vote?

You may submit your Proxy Ballot or Voting Instruction Card in one of four ways:

•	By Internet. The web address and instructions for voting can be found on the enclosed Proxy Ballot or Voting Instruction Card. You will be required to provide your control number located on the Proxy Ballot or Voting Instruction Card.

•	By Telephone. The toll-free number for telephone voting can be found on the enclosed Proxy Ballot or Voting Instruction Card. You will be required to provide your control number located on the Proxy Ballot or Voting Instruction Card.

•	By Mail. Mark the enclosed Proxy Ballot or Voting Instruction Card, sign and date it, and return it in the postage-paid envelope we provided. Both joint owners must sign the Proxy Ballot or Voting Instruction Card.

•	In Person at the Special Meeting. You can vote your shares in person at the Special Meeting. If you expect to attend the Special Meeting in person, please call Shareholder Services toll-free at (800) 992-0180.

To be certain your vote will be counted, a properly executed Proxy Ballot or Voting Instruction Card must be received no later than 5:00 P.M., Local time, on June 18, 2014.

How does the Board recommend that I vote?

The Board recommends that shareholders vote “FOR” the Reorganization.

When and where will the Special Meeting be held?

The Special Meeting is scheduled to be held at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034, on June 19, 2014, at 1:00 P.M., Local time, and, if the Special Meeting is adjourned or postponed, any adjournments or postponements of the Special Meeting will also be held at the above location. If you expect to attend the Special Meeting in person, please call Shareholder Services toll-free at (800) 992-0180.

1

Summary of the Proposed Reorganization

You should read this entire Proxy Statement/Prospectus and the Reorganization Agreement, which is included in Appendix A. For more information about Invesco Portfolio, please consult Appendix B and Invesco Portfolio’s Prospectus dated May 1, 2014.

On January 23, 2014, the Board approved the Reorganization. Subject to shareholder approval, the Reorganization Agreement provides for:

•	the transfer of all of the assets of MFS Portfolio to Invesco Portfolio in exchange for shares of capital stock of Invesco Portfolio;

•	the assumption by Invesco Portfolio of all the liabilities of MFS Portfolio;

•	the distribution of shares of Invesco Portfolio to the shareholders of MFS Portfolio; and

•	the complete liquidation of MFS Portfolio.

If shareholders approve the Reorganization, each owner of Class ADV, Class I, Class S, and Class S2 shares of MFS Portfolio would become a shareholder of the corresponding share class of Invesco Portfolio. The Reorganization is expected to be effective on the Closing Date. Each shareholder of MFS Portfolio will hold, immediately after the Closing Date, shares of Invesco Portfolio having an aggregate value equal to the aggregate value of the shares of MFS Portfolio held by that shareholder as of the close of business on the Closing Date.

In considering whether to approve the Reorganization, you should note that:

•	The Portfolios have similar investment objectives and similar investment strategies. Both Portfolios primarily invest in equity securities and debt instruments.

•	Directed Services LLC (“DSL” or “Adviser”) serves as the investment adviser to both Portfolios.

•	Massachusetts Financial Services Company (“MFS”) serves as sub-adviser to MFS Portfolio. Invesco Advisers, Inc. (“Invesco”) serves as sub-adviser to Invesco Portfolio.

•	Each Portfolio is distributed by Voya Investments Distributor, LLC (the “Distributor”).

•	Both the gross and net expenses experienced by shareholders of MFS Portfolio would be expected to decrease as a result of the Reorganization. Invesco Portfolio’s gross expenses are reduced due to contractual obligations of the Adviser and the Distributor to waive fees and limit expenses. These obligations expire on May 1, 2016 and there can be no assurance that these obligations will be continued.

•	The advisory agreement between DSL and MFS Portfolio provides for a “bundled fee” arrangement under which DSL provides (in addition to advisory services) custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services in return for a single management fee. The advisory agreement between DSL and Invesco Portfolio provides for an advisory fee for which DSL provides advisory services only. Other services are provided to Invesco Portfolio under separate agreement s at additional expense.

•	The Reorganization will not affect a shareholder’s right to purchase, redeem, or exchange shares of the Portfolios. In addition, the Reorganization will not affect how shareholders purchase or sell their shares.

•	The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization pursuant to Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”); accordingly, pursuant to this treatment, neither MFS Portfolio nor its shareholders, nor Invesco Portfolio nor its shareholders are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement.

2

PROPOSAL ONE — Approval of the Reorganization

What is the proposed Reorganization?

Shareholders of MFS Portfolio are being asked to approve a Reorganization Agreement providing for the reorganization of MFS Portfolio with and into Invesco Portfolio. If the Reorganization is approved, shareholders in MFS Portfolio will become shareholders in Invesco Portfolio as of the close of business on the Closing Date.

Why is a Reorganization proposed?

The Adviser and its affiliates are in the process of conducting a comprehensive review of the mutual funds offered within the Voya family of funds. At the January 2014 Board meeting, the Adviser presented to the Board a series of proposals, including the Reorganization, which were intended to, among other things, enhance the efficiency and reduce the complexity of the Voya family of funds. In support of its Reorganization proposal, the Adviser noted that shareholders of MFS Portfolio are expected to benefit from a reduction in gross and net expenses as shareholders of Invesco Portfolio .

How do the Investment Objectives compare?

As described in the chart that follows, the Portfolios have similar investment objectives.

	MFS Portfolio	Invesco Portfolio
Investment Objective	The Portfolio seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. A secondary objective is the reasonable opportunity for growth of capital and income.	The Portfolio seeks total return, consisting of long-term capital appreciation and current income.

How do the Annual Portfolio Operating Expenses compare?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios. Pro forma fees and expenses, which are the estimated fees and expenses of Invesco Portfolio after giving effect to the Reorganization, assume the Reorganization occurred on December 31, 2013. Shareholders of MFS Portfolio are expected to experience a decrease in both gross and net expenses as a result of the Reorganization. The table does not reflect fees or expenses that are, or may be, imposed under your Variable Contract or Qualified Plan. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

The advisory agreement between DSL and MFS Portfolio provides for a “bundled fee” arrangement under which DSL provides (in addition to advisory services) custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services in return for a single management fee. The advisory agreement between DSL and Invesco Portfolio provides for an advisory fee for which DSL provides advisory services only. Other services are provided to Invesco Portfolio under separate agreement s at an additional expense.

Annual Portfolio Operating Expenses1

Expenses you pay each year as a % of the value of your investment

						Invesco Portfolio
		MFS Portfolio		Invesco Portfolio		Pro Forma
Class ADV
Management Fee s	%	0.70		0.54		0.53
Distribution and/or Shareholder Services (12b-1) Fees	%	0.75		0.50		0.50
Administrative Services Fee	%	None		0.10		0.10
Other Expenses	%	0.01		0.03		0.02
Acquired Fund Fees and Expenses	%	None		0.01		0.01
Total Annual Portfolio Operating Expenses	%	1.46		1.18	[3]	1.16	[3]
Waivers and Reimbursements	%	-0.15	[2]	-0.03	[4]	-0.01	[4]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.31		1.15		1.15

Class I
Management Fee s	%	0.70		0.54		0.53
Distribution and/or Shareholder Services (12b-1) Fees	%	None		None		None
Administrative Services Fee	%	None		0.10		0.10
Other Expenses	%	0.01		0.03		0.02
Acquired Fund Fees and Expenses	%	None		0.01		0.01
Total Annual Portfolio Operating Expenses	%	0.71		0.68	[3]	0.66	[3]
Waivers and Reimbursements	%	None		-0.03	[4]	-0.01	[4]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	0.71		0.65		0.65

3

Annual Portfolio Operating Expenses1

Expenses you pay each year as a % of the value of your investment

						Invesco Portfolio
		MFS Portfolio		Invesco Portfolio		Pro Forma
Class S
Management Fee s	%	0.70		0.54		0.53
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25		0.25		0.25
Administrative Services Fee	%	None		0.10		0.10
Other Expenses	%	0.01		0.03		0.02
Acquired Fund Fees and Expenses	%	None		0.01		0.01
Total Annual Portfolio Operating Expenses	%	0.96		0.93	[3]	0.91	[3]
Waivers and Reimbursements	%	None		-0.03	[4]	-0.01	[4]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	0.96		0.90		0.90

Class S2
Management Fee s	%	0.70		0.54		0.53
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50		0.50		0.50
Administrative Services Fee	%	None		0.10		0.10
Other Expenses	%	0.01		0.03		0.02
Acquired Fund Fees and Expenses	%	None		0.01		0.01
Total Annual Portfolio Operating Expenses	%	1.21		1.18	[3]	1.16	[3]
Waivers and Reimbursements	%	-0.10	[2]	-0.15	[4,5]	-0.13	4.5
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.11		1.03		1.03

1.	Expense ratios have been adjusted to reflect current contractual rates.

2.	The Distributor is contractually obligated to waive 0.15% and 0.10% of the distribution fee for Class ADV and Class S2 shares, respectively, through May 15, 2015. There is no guarantee that the distribution fee waiver s will continue after May 15, 2015. The distribution fee waiver s will renew if the Distributor elects to renew them. Notwithstanding the foregoing, termination or modification of these distribution fee waivers requires approval by the Portfolio’s Board.

3.	The Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

4.	The Adviser is contractually obligated to limit expenses to 1.15%, 0.65%, 0.90% and 1.05% of Class ADV, Class I, Class S and Class S2 shares, respectively, through May 1, 2016; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless: (i) the Adviser provides 90 days written notice of its termination and such termination is approved by the Portfolio’s Board; or ( ii ) the investment advisory agreement has been terminated. The obligation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, t he Adviser is contractually obligated to waive 0.01% of the management fee through May 1, 2016. There is no guarantee that the management fee waiver will continue after May 1, 2016. The management fee waiver will renew if the adviser elects to renew it. Notwithstanding the foregoing, termination or modification of this management fee waiver requires approval by the Portfolio’s Board.

5.	The Distributor is contractually obligated to waive 0.10% of the distribution fee of Class S2 shares through May 1, 2016. There is no guarantee that the distribution fee waiver will continue after May 1, 2016. In addition, the Distributor is contractually obligated to further waive 0.02% of the distribution fee for Class S2 through May 1, 2016. There is no guarantee that these distribution fee waiver s will continue after May 1, 2016. These distribution fee waiver s will renew if the Distributor elects to renew it. Notwithstanding the foregoing, termination or modification of these distribution fee waiver s requires approval by the Portfolio’s Board.

Expense Examples

The Examples are intended to help you compare the costs of investing in shares of the Portfolios with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolios for the time periods indicated. The Examples also assume that your investment had a 5% return during each year and that the Portfolios’ operating expenses remain the same. Although your actual costs may be higher or lower based on these assumptions your costs would be:

									Invesco Portfolio
	MFS Portfolio				Invesco Portfolio				Pro Forma
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$133	447	783	1,733	117	372	646	1,429	117	367	637	1,408
I	$73	227	395	883	66	215	376	844	66	210	367	822
S	$98	306	531	1,178	92	293	512	1,140	92	289	503	1,119
S2	$113	374	655	1,457	105	360	635	1,418	105	356	626	1,397

The Examples reflect applicable expense limitation agreements and/or waivers in effect , if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

How do the Principal Investment Strategies compare?

As described in more detail in the table that follows, both Portfolios primarily invest in equity and income securities. MFS Portfolio seeks to achieve its investment objective by normally investing between 40% and 75% of its assets in equity securities and at least 25% of its assets in fixed-income senior securities. MFS Portfolio may invest up to 25% of its assets in foreign securities, including

4

up to 10% of its assets in emerging markets securities. Invesco Portfolio seeks to achieve its investment objective by normally investing at least 65% of its assets in income-producing equity securities and up to 10% of its assets in illiquid securities and certain restricted securities. Invesco Portfolio may invest up to 15% of its assets in real estate investment trusts and 25% of its assets in securities of foreign issuers.

	MFS Portfolio	Invesco Portfolio
Investment Strategies

Under normal market conditions, the Portfolio invests in equity securities and debt instruments. Equity securities include, but are not limited to, common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities. Debt instruments include, but are not limited to, corporate bonds, mortgage-related securities, U.S. government securities, asset-backed securities, municipal instruments, foreign government securities, inflation-adjusted bonds, and other obligations to repay money borrowed. The sub-adviser (“Sub-Adviser”) seeks to invest between 40% and 75% of the Portfolio’s assets in equity securities and at least 25% of the Portfolio’s assets in fixed-income senior securities. The Sub-Adviser may invest up to 25% of the Portfolio’s assets in foreign securities, including up to 10% in emerging market securities.

The Sub-Adviser focuses on investing the Portfolio’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

While the Sub-Adviser may invest the Portfolio’s assets in companies of any size, the Sub-Adviser generally focuses on companies with large capitalizations.

With respect to the Portfolio’s investments in debt securities, the Sub-Adviser generally invests substantially all of the Portfolio’s investments in investment-grade debt instruments.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

While the Sub-Adviser may use derivatives for any investment purpose, to the extent the Sub-Adviser uses derivatives, the Sub-Adviser expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include, but are not limited to, futures, forward contracts, options, and swaps.

The Sub-Adviser uses a bottom-up investment approach to buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of individual issuers and/or instruments in light of the issuer’s financial condition and market, economic, political, and regulatory conditions. Factors considered for equity securities may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Factors considered for debt instruments may include the instrument’s credit quality, collateral characteristics

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity and income securities at the time of investment. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy.

The Portfolio seeks to achieve its investment objective by investing primarily in income-producing equity instruments (including common stocks, preferred stocks, and convertible securities) and investment-grade quality debt securities. Investment-grade securities are securities rated BBB or higher by Standard & Poor’s Ratings Services or Baa or higher by Moody’s Investors Service, Inc. or unrated securities determined by the sub-adviser (“Sub-Adviser”) to be of comparable quality. The composition of the Portfolio’s investments will vary over time based upon evaluations of economic conditions by the Sub-Adviser and its belief about which securities would best accomplish the Portfolio’s investment objective.

The Sub-Adviser generally seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring, or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change. The Portfolio’s style of investment presents the risk that the valuations never improve or that the returns on value securities are less than returns on other styles of investing or the overall market.

The Portfolio may invest in securities that do not pay dividends or interest and securities that have above-average volatility of price movement, including warrants or rights to acquire securities. Because prices of equity securities and debt securities fluctuate, the value of an investment in the Portfolio will vary based on the Portfolio’s investment performance. In an effort to reduce the Portfolio’s overall exposure to any individual security price decline, the Portfolio spreads its investments over many different companies in a variety of industries. The Sub-Adviser focuses on large-capitalization companies, although the Portfolio may invest in companies of any size.

Portfolio securities are typically sold when the assessments of the Sub-Adviser of income or growth potential of such securities materially change.

Under normal market conditions, the Portfolio invests at least 65% of its assets in income-producing equity securities and up to 10% of its assets in illiquid securities and certain restricted securities. The Portfolio may invest up to 15% of its assets in real estate investment trusts and 25% of its assets in securities of

5

and indenture provisions and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative models that systematically evaluate the valuation, price and earnings momentum, earnings quality, and other factors of the issuer of an equity security or the structure of a debt instrument may also be considered.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures , forwards contracts, and options on futures contracts, structured notes and other types of structured investments, and swaps for various portfolio management purposes, including to earn income, facilitate portfolio management, and mitigate risks.

The Portfolio may invest in collateralized mortgage obligations and commercial mortgage-backed securities.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3 % of its total assets.

How do the Principal Risks compare?

The following table summarizes and compares the principal risks of investing in the Portfolios.

Invesco
Risks	MFS Portfolio	Portfolio
Asset Allocation The success of the Portfolio’s strategy depends on the Sub-Adviser’s skill in allocating Portfolio assets between equity securities and debt instruments and in choosing investments within those categories. There is a risk that the Portfolio may allocate assets to an asset class that underperforms other asset classes.	✓	✓

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.	✓	✓

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.	✓	✓

Credit Prices of bonds and other debt instruments can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.	✓	✓

Currency To the extent that the Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.	✓	✓

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.	✓	✓

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Invesco
Risks	MFS Portfolio	Portfolio
Dividend Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.		✓

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.		✓

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.	✓

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.	✓

Interest Rate With bonds and other fixed rate debt instruments, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate generally will decrease when the market rate of interest to which the inverse security is indexed increases. As of the date of this Proxy Statement/Prospectus, interest rates in the United States are at or near historic lows, which may increase the Portfolio’s exposure to risks associated with rising interest rates. Rising interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For fixed-income securities, an increase in interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Portfolio investments, adversely affect values, and increase a Portfolio’s costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets.	✓	✓

Investment Model The manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. Portfolios that are actively managed, in whole or in part, according to a quantitative investment model can perform differently from the market as a whole based on the investment model and the factors used in the analysis, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the investment models (including, for example, data problems and/or software issues). There is no guarantee that the use of these investment models will result in effective investment decisions for the Portfolio.	✓

Leverage Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, dollar rolls, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk. The use of leverage may increase the Portfolio’s expenses and increase the impact of the Portfolio’s other risks.	✓

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.	✓	✓

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Invesco
Risks	MFS Portfolio	Portfolio
Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to Portfolio costs and impair the ability of the Portfolio to achieve its investment objectives.	✓	✓

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.	✓	✓

Mortgage- and/or Asset-Backed Securities Defaults on or the low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities held by the Portfolio may impair the value of the securities. There may be limitations on the enforceability of any security interest granted with respect to those underlying assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of debt instruments.	✓	✓

Municipal Obligations The municipal market in which the Portfolio invests is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.	✓

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio	✓	✓

Prepayment and Extension Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.	✓	✓

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.		✓

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.	✓	✓

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Invesco
Risks	MFS Portfolio	Portfolio
Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.	✓

U.S. Government Securities and Obligations U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.	✓

How does MFS Portfolio’s performance compare to Invesco Portfolio?

The following information is intended to help you understand the risks of investing in the Portfolios. The following bar chart shows the changes in each Portfolio’s Class ADV performance from year to year, and the table compares their performance to performance of a broad-based securities market index for the same period. The Portfolios’ performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolios’ Class ADV shares. Other class shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolios’ performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolios’ past performance is no guarantee of future results.

VY MFS Total Return Portfolio - Calendar Year Total Returns – Class ADV
(as of December 31 of each year)

Best quarter: 2nd, 2009, 11.42% and Worst quarter: 4th, 2008, -12.20%

VY Invesco Equity and Income Portfolio - Calendar Year Total Returns – Class ADV
(as of December 31 of each year)

Best quarter: 3rd, 2009, 16.70% and Worst quarter: 3rd, 2011, -12.80%

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Average Annual Total Returns %

(for the periods ended December 31, 2013)

					Since	Inception
		1 Year	5 Years	10 Years	Inception	Date
MFS Portfolio
Class ADV	%	18.29	11.28	5.66	N/A	08/ 01 /03
S&P 500® Index[1]	%	32.39	17.94	7.41	N/A
Barclays U.S. Aggregate Bond Index[1]	%	-2.02	4.44	4.55	N/A
60% S&P 500® Index/40% Barclays U.S. Aggregate Bond Index Composite[1]	%	17.56	12.71	6.54	N/A

Class I	%	19.05	11.95	6.29	N/A	05/01/03
S&P 500® Index[1]	%	32.39	17.94	7.41	N/A
Barclays U.S. Aggregate Bond Index[1]	%	-2.02	4.44	4.55	N/A
60% S&P 500® Index/40% Barclays U.S. Aggregate Bond Index Composite[1]	%	17.56	12.71	6.54	N/A

Class S	%	18.68	11.66	6.02	N/A	08/14/98
S&P 500® Index[1]	%	32.39	17.94	7.41	N/A
Barclays U.S. Aggregate Bond Index[1]	%	-2.02	4.44	4.55	N/A
60% S&P 500® Index/40% Barclays U.S. Aggregate Bond Index Composite[1]	%	17.56	12.71	6.54	N/A

Class S2%		18.56	11.50	5.87	N/A	09/09/02
S&P 500® Index[1]	%	32.39	17.94	7.41	N/A
Barclays U.S. Aggregate Bond Index[1]	%	-2.02	4.44	4.55	N/A
60% S&P 500® Index/40% Barclays U.S. Aggregate Bond Index Composite[1]	%	17.56	12.71	6.54	N/A

Invesco Portfolio
Class ADV	%	24.33	13.38	6.95	N/A	12/10/01
Russell 1000® Value Index[1]	%	32.53	16.67	7.58	N/A
Barclays U.S. Government/Credit Index[1]	%	-2.35	4.40	4.52	N/A
60% Russell 1000® Value Index/40% Barclays U.S. Government/Credit Index[1]	%	17.51	12.03	6.68	N/A

Class I	%	24.96	13.95	7.48	N/A	12/10/01
Russell 1000® Value Index[1]	%	32.53	16.67	7.58	N/A
Barclays U.S. Government/Credit Index[1]	%	-2.35	4.40	4.52	N/A
60% Russell 1000® Value Index/40% Barclays U.S. Government/Credit Index[1]	%	17.51	12.03	6.68	N/A

Class S	%	24.64	13.66	7.22	N/A	12/10/01
Russell 1000® Value Index[1]	%	32.53	16.67	7.58	N/A
Barclays U.S. Government/Credit Index[1]	%	-2.35	4.40	4.52	N/A
60% Russell 1000® Value Index/40% Barclays U.S. Government/Credit Index[1]	%	17.51	12.03	6.68	N/A

Class S2%		24.47	N/A	N/A	17.27	02/27/09
Russell 1000® Value Index[1]	%	32.53	N/A	N/A	23.91
Barclays U.S. Government/Credit Index[1]	%	-2.35	N/A	N/A	5.07
60% Russell 1000® Value Index/40% Barclays U.S. Government/Credit Index[1]	%	17.51	N/A	N/A	16.38

1.	The index returns do not reflect deductions for fees, expenses, or taxes.

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How do certain characteristics of the Portfolios compare?

The following table compares certain characteristics of the Portfolios as of December 31, 2013

	MFS Portfolio		Invesco Portfolio
Net Assets	$901.0 million		$871.4 million [1]

Portfolio Turnover Rate	59%		37%

Top Ten Holdings[2,3]	U.S. Treasury Note, 0.875%, 12/31/16	3.2%	JPMorgan Chase & Co.	2.9%
(as a percentage of net assets)	U.S. Treasury Note, 2.125%, 05/31/15	2.9%	Citigroup, Inc.	2.3%
	JPMorgan Chase & Co.	2.2%	U.S. Treasury Note, 0.250%, 04/30/14	2.1%
	U.S. Treasury Bond, 4.500%, 08/15/39	2.1%	General Electric Co.	1.6%
	ExxonMobil Corp.	1.8%	Viacom – Class B	1.6%
	Philip Morris International, Inc.	1.7%	eBay, Inc.	1.6%
	Pfizer, Inc.	1.6%	Morgan Stanley	1.5%
	U.S. Treasury Note, 3.125%, 05/15/21	1.6%	Comcast Corp. – Class A	1.3%
	Wells Fargo & Co.	1.6%	Royal Dutch Shell PLC – Class A	1.3%
	Johnson & Johnson	1.5%	Applied Materials, Inc.	1.2%

1.	On March 14, 2014, ING American Funds Asset Allocation Portfolio, a separate series of Voya Investors Trust, reorganized with and into Invesco Portfolio. As of December 31, 2013, the combined assets of ING American Funds Asset Allocation Portfolio and Invesco Portfolio was approximately $ 1.4 billion .

2.	Portfolio holdings are subject to change daily.

3.	With respect to Invesco Portfolio, excludes short-term investments.

How does the management of the Portfolios compare?

The following table describes the management of the Portfolios.

	MFS Portfolio	Invesco Portfolio
Investment Adviser	Directed Services LLC (“DSL”)	DSL

Investment Advisory Fee (as a percentage of average daily net assets)	0.750 % on the first $250 million; 0.700 % on the next $400 million; 0.650 % on the next $450 million; and 0.600 % on assets in excess of $1.1 billion.[1]	0.55% on the first $750 million; 0.53% on the next $250 million; and 0.51% thereafter.

Sub-Adviser	Massachusetts Financial Services Company (“MFS”)	Invesco Advisers, Inc. (“Invesco”)

Sub-Advisory Fee (as a percentage of average daily net assets)	0.35% on the first $500 million; 0.30% on the next $1 billion; 0.25% thereafter.[2]	0.200 % on all assets. [3]

Portfolio Managers

Nevin P. Chitkara (since 05/06)

Steven R. Gorham (since 01/02)

Joshua P. Marston (since 11/08)

Jonathan W. Sage (since 04/13)

Brooks A. Taylor (since 04/04)

William P. Douglas (since 12/04)

Richard O. Hawkins (since 10/05)

Thomas Bastian (since 04/03) Mary Jayne Maly (since 07/08) Sergio Marcheli (since 04/03) James Roeder (since 05/99) Chuck Burge (since 06/10)

Administrator	N/A	Voya Funds Services, LLC (the “Administrator”)

Administrative Fee (as a percentage of average daily net assets)	N/A	0.10%

Distributor	Voya Investments Distributor LLC (“Distributor”)	Distributor

1.	The advisory agreement between DSL and MFS Portfolio provides for a “bundled fee” arrangement under which DSL provides (in addition to advisory services) custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services in return for a single management fee. The advisory agreement between DSL and Invesco Portfolio provides for an advisory fee for which DSL provides advisory services only. Other services are provided to Invesco Portfolio under separate agreement s at an additional expense.

2.	Assets of MFS Portfolio are aggregated with the assets of VY MFS Utilities Portfolio in calculating the sub-advisory fee.

3.	In anticipation that Invesco Portfolio’s average daily net assets would be at least $1.5 billion subsequent to a proposed merger, Invesco agreed that, effective as of January 1, 2014, the monthly sub-advisory fee rate payable by DSL to Invesco would be reduced to 0.20% computed based on the Portfolio’s average daily net assets. Since DSL, and not Invesco Portfolio, is responsible for paying the sub-advisory fee, DSL benefits from any reduction in the sub-advisory fees paid.

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Adviser to the Portfolios

DSL, a Delaware limited liability company, serves as the investment adviser to the Portfolios. DSL has overall responsibility for the management of the Portfolios. DSL provides or oversees all investment advisory and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance, and related services. DSL is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an investment adviser and with Financial Industry Regulatory Authority, Inc. (“FINRA”) as a broker-dealer.

DSL’s principal office is located at 1475 Dunwoody Drive, West Chester, PA 19380. As of December 31, 2013, DSL managed approximately $ 47.1 billion in registered investment company assets.

The Adviser is an indirect, wholly-owned subsidiary of Voya Financial, Inc. ( formerly, ING U.S., Inc. ). Voya Financial , Inc. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries. As of the date of this Proxy Statement/Prospectus, Voya Financial , Inc. is a subsidiary of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin, with operations in more than 40 countries.

In October 2009, ING Groep submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including Voya Financial , Inc. , before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep must divest at least 25% of Voya Financial , Inc. by the end of 2013, more than 50% by the end of 2014, and the remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

In May 2013, Voya Financial , Inc. conducted an initial public offering of Voya Financial, Inc. common stock (the “IPO”). In October 2013, ING Groep divested additional shares in a secondary offering of common stock of Voya Financial, Inc. In March 2014, ING Groep divested additional shares, reducing its ownership interest in Voya Financial, Inc. below 50%. Voya Financial , Inc. did not receive any proceeds from these offerings.

ING Groep has stated that it intends to sell its remaining interest in Voya Financial , Inc. over time. While the base case for the remainder of the Separation Plan is the divestment of ING Groep’s remaining interest in one or more broadly distributed offerings, all options remain open and it is possible that ING Groep’s divestment of its remaining interest in Voya Financial , Inc. may take place by means of a sale to a single buyer or group of buyers.

It is anticipated that one or more of the transactions contemplated by the Separation Plan would result in the automatic termination of the existing advisory and sub-advisory agreements under which the Adviser and sub-adviser(s) provide services to each Portfolio. In order to ensure that the existing investment advisory and sub-advisory services can continue uninterrupted, the Board approved new advisory and sub-advisory agreements for the Portfolios, as applicable, in connection with the IPO. Shareholders of the Portfolios approved new investment advisory agreements, prompted by the IPO, as well as any future advisory agreements prompted by the Separation Plan that are approved by the Board and whose terms are not materially different from the current agreements. This means that shareholders may not have another opportunity to vote on a new agreement with the Adviser even if they undergo a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of Voya Financial , Inc.

The Separation Plan, whether implemented through public offerings or other means, may be disruptive to the businesses of Voya Financial , Inc. and its subsidiaries, including the Adviser and affiliated entities that provide services to the Portfolios, and may cause, among other things, interruption of business operations or services, diversion of management’s attention from day-to-day operations, reduced access to capital, and loss of key employees or customers. The completion of the Separation Plan is expected to result in the Adviser’s loss of access to the resources of ING Groep, which could adversely affect its business. Since a portion of the shares of Voya Financial , Inc. , as a stand-alone entity, are publicly held, it is subject to the reporting requirements of the Securities Exchange Act of 1934 as well as other U.S. government and state regulations, and subject to the risk of changing regulation.

During the time that ING Groep retains a significant interest in Voya Financial , Inc. , circumstances affecting ING Groep, including restrictions or requirements imposed on ING Groep by European and other authorities, may also affect Voya Financial , Inc . A failure to complete the Separation Plan could create uncertainty about the nature of the relationship between Voya Financial , Inc. and ING Groep, and could adversely affect Voya Financial , Inc. and the Adviser and its affiliates. Currently, the Adviser and its affiliates do not anticipate that the Separation Plan will have a material adverse impact on their operations or the Portfolios and their operations.

Sub-Advisers to the Portfolios

DSL has engaged MFS to serve as sub-adviser to MFS Portfolio. MFS is the oldest U.S. mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services organization). The principal address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199. As of December 31, 2013, net assets under management of the MFS organization were approximately $412 billion in net assets under management.

The following individuals are jointly responsible for the day-to-day management of MFS Portfolio:

Nevin P. Chitkara, Investment Officer of MFS, serves as an equity securities portfolio manager and has been employed in the investment area of MFS since 1997.

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William P. Douglas, Investment Officer of MFS, serves as a mortgage-backed securities portfolio manager and has been employed in the investment area of MFS since 2004.

Steven R. Gorham, Investment Officer of MFS, serves as an equity securities portfolio manager and has been employed in the investment area of MFS since 1992.

Richard O. Hawkins, CFA, Investment Officer of MFS, serves as a debt instruments portfolio manager has been employed in the investment area of MFS since 1988.

Joshua P. Marston, Investment Officer of MFS, serves as a debt instruments portfolio manager and has been employed in the investment area of MFS since 1999.

Jonathan W. Sage, Investment Officer of MFS, serves as an equity securities portfolio manager and has been employed in the investment area of MFS since 2000.

Brooks A. Taylor, Investment Officer of MFS, serves as an equity securities portfolio manager and is leader of the portfolio management team. He has been employed in the investment area of MFS since 1996.

DSL has engaged Invesco to serve as sub-adviser to Invesco Portfolio. Invesco is a registered investment adviser and is a direct subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis. The principal address of Invesco is 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. As of December 31, 2013, Invesco had approximately $778.7 billion in assets under management.

The following individuals are jointly responsible for the day-to-day management of Invesco Portfolio:

Thomas Bastian, CFA, Lead Portfolio Manager, joined Invesco in June 2010. Prior to that, Mr. Bastian was with Van Kampen Asset Management since 2003 and from 2001 to 2003, Mr. Bastian was a portfolio manager at Eagle Asset Management.

Mary Jayne Maly, Portfolio Manager, joined Invesco in June 2010. Prior to that, Ms. Maly was with Van Kampen Asset Management since 1992.

Sergio Marcheli, Portfolio Manager joined Invesco in June 2010. Prior to that, Mr. Marcheli was with Van Kampen Asset Management since 2002.

James Roeder, Portfolio Manager, joined Invesco in June 2010. Prior to that, Mr. Roeder was with Van Kampen Asset Management since 1999.

Chuck Burge, Portfolio Manager, has been associated with Invesco and/or its affiliates since 2002.

Historical adviser/name and strategies information for Invesco Portfolio

Effective Date	Portfolio Name	Sub-Adviser
04/30/13	ING Invesco Equity and Income Portfolio	No change
04/29/11	ING Invesco Van Kampen Equity and Income Portfolio[1]	No change
06/01/10	No change	Invesco Advisers, Inc.[1]
Prior to 06/01/10	ING Van Kampen Equity and Income Portfolio	Van Kampen

1. Name of Portfolio and Sub-Adviser changed due to a change in control.

Administrator

The Administrator serves as administrator to Invesco Portfolio. The administrative services provided to Invesco Portfolio include acting as a liaison among the various service providers to Invesco Portfolio, including the custodian, portfolio accounting agent, and the insurance companies to which Invesco Portfolio offers its shares. The Administrator also reviews Invesco Portfolio for compliance with applicable legal requirements and monitors the sub-adviser for compliance with requirements under applicable law and with the investment policies and restrictions of Invesco Portfolio.

The Administrator does not serve as administrator to MFS Portfolio. The advisory agreement between DSL and MFS Portfolio provides for a “bundled fee” arrangement under which DSL provides administrative services in addition to advisory and other services in return for a single management fee.

Distributor

The Distributor is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034.

The Distributor is a member of FINRA. To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

What are the key differences in the rights of shareholders of MFS Portfolio and Invesco Portfolio?

MFS Portfolio is organized as a series of Voya Investors Trust (“VIT”), a Massachusetts business trust. Invesco Portfolio is organized as a series of Voya Partners, Inc. (“VPI”), a Maryland corporation. MFS Portfolio is governed by a Board of Trustees, and Invesco Portfolio is governed by a Board of Directors, which both consist of the same 12 members. For more information on history of VIT or VPI, see each Portfolio’s SAI dated May 1, 2014.

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Because the Portfolios are organized differently, there are some differences in the rights of shareholders. Under Massachusetts law, shareholders of a Massachusetts business trust, under certain circumstances, could be held liable for acts or obligations of the business trust. However, VIT’s Declaration of Trust disclaims shareholder liability for acts or obligations of a portfolio. As such, shareholders of MFS Portfolio have no personal liability for the acts or obligations of MFS Portfolio. Under Maryland law, shareholders of Invesco Portfolio have no personal liability for its acts or obligations.

Additional key differences are described in the table below.

	MFS Portfolio	Invesco Portfolio
Election and Removal of Trustees/Directors	The shareholders of VIT shall elect Trustees at shareholder meetings called for that purpose to the extent required by the 1940 Act. The Trustees may be removed at any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal, specifying the date when such removal shall become effective.	At any meeting of shareholders duly called for the purpose, shareholders have the power to elect and remove Directors by the vote of a majority of all the shares entitled to vote. Any or all of the Directors may be removed by the shareholders, who may elect a successor or successors to fill any resulting vacancy or vacancies for the unexpired term.

Mergers and Liquidation	Consolidation or merger shall require the approval of a majority shareholder vote of each Series affected thereby. The terms “merge” or “merger” as used therein shall not include the purchase or acquisition of any assets of any other trust, partnership, association or corporation which is an investment company organized under the laws of the Commonwealth of Massachusetts or any other state of the United States.	The liquidation of the Portfolio in which there are shares then outstanding may be authorized by a vote of a majority of the Board of Directors then in office, subject to the approval of a majority of the outstanding shares of the Portfolio, as defined in the 1940 Act.

Additional Information about the Portfolios

Dividends and Other Distributions

Each Portfolio declares and pays dividends from net investment income at least annually. Each Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividend and capital gains distributions will be automatically reinvested in additional shares of the Portfolios at the net asset value (“NAV”) of such shares on the payment date unless a Participating Insurance Company’s Separate Account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of a Portfolio’s distributions may constitute a return of capital.

To comply with federal tax regulations, the Portfolios may also pay an additional capital gains distribution.

Capitalization

The following table shows on an unaudited basis the capitalization of each of the Portfolios as of December 31, 2013 and on a pro forma basis as of December 31, 2013, giving effect to the R eorganization.

				Invesco Portfolio
	MFS Portfolio	Invesco Portfolio	Adjustments	Pro Forma
Class ADV
Net Assets	$10,493,868	$32,942,200	$-	$43,436,068
Net Asset Value Per Share	$18.53	$44.34	$-	$44.34
Shares Outstanding	566,194	742,910	(329,526)[1]	979,578

Class I
Net Assets	$115,823,817	$561,393,171	$-	$677,216,988
Net Asset Value Per Share	$18.73	$44.92	$-	$44.92
Shares Outstanding	6,185,066	12,497,881	(3,606,619)[1]	15,076,328

Class S
Net Assets	$742,790,751	$271,952,515	$-	$1,014,743,266
Net Asset Value Per Share	$18.73	$44.65	$-	$44.65
Shares Outstanding	39,650,382	6,090,669	(23,014,531)[1]	22,726,520

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				Invesco Portfolio
	MFS Portfolio	Invesco Portfolio	Adjustments	Pro Forma
Class S2
Net Assets	$31,856,043	$4,078,478	$-	$35,934,521
Net Asset Value Per Share	$18.56	$44.13	$-	$44.13
Shares Outstanding	1,716,778	92,428	(994,910)[1]	814,296

1.	Reflects new shares issued, net of retired shares of MFS Portfolio. (Calculation: Net Assets ÷ NAV per share.)

Additional Information about the Reorganization

The Reorganization Agreement

The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a form of which is attached to this Proxy Statement/Prospectus as Appendix A.

The Reorganization Agreement provides for: (i) the transfer, as of the Closing Date, of all of the assets of MFS Portfolio in exchange for shares of capital stock of Invesco Portfolio and the assumption by Invesco Portfolio of all of MFS Portfolio’s liabilities; and (ii) the distribution of shares of Invesco Portfolio to shareholders of MFS Portfolio, as provided for in the Reorganization Agreement. MFS Portfolio will then be liquidated.

Each shareholder of Class ADV, I, S, and S2 shares of MFS Portfolio will hold, immediately after the Closing Date, the corresponding share class of Invesco Portfolio having an aggregate value equal to the aggregate value of the shares of MFS Portfolio held by that shareholder as of the close of business on the Closing Date. In the interest of economy and convenience, shares of Invesco Portfolio generally will not be represented by physical certificates, unless you request the certificates in writing.

The obligations of the Portfolios under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of MFS Portfolio and that each Portfolio receives an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. The Reorganization Agreement also requires that each of the Portfolios take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated by mutual agreement of the parties or by one party on certain other grounds. Please refer to Appendix A to review the terms and conditions of the Reorganization Agreement.

Expenses of the Reorganization

The expenses of the Reorganization will be paid by the Adviser (or an affiliate). The expenses of the Reorganization include, but are not limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distribution of the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting. The expenses of the Reorganization are estimated to be $178,200 and do not include the transition costs described in “Portfolio Transitioning” below.

Portfolio Transitioning

If the Reorganization is approved by shareholders, a transition manager will align the equity holdings of MFS Portfolio with those of Invesco Portfolio shortly prior to the Closing Date to prepare for the Reorganization. It is intended that MFS will sell a significant portion of the fixed income holdings of MFS Portfolio prior to the Closing Date. The proceeds of such sales of fixed-income securities will be delivered to Invesco Portfolio in the Reorganization, which Invesco Portfolio will invest in accordance with its principal investment strategies. The explicit transition costs are estimated to be $184,800 and will be borne by the Adviser or its affiliates. The Portfolios may pay implicit transition costs including any markup built into the price of bonds and other instruments.

During the transition period, MFS Portfolio might not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply. After the Closing Date of the Reorganization, Invesco, as the sub-adviser to Invesco Portfolio, may also sell portfolio holdings that it acquired from MFS Portfolio, and Invesco Portfolio may not be immediately fully invested in accordance with its stated investment strategies. In addition, each Portfolio may engage in a variety of transition management techniques to facilitate the portfolio transition process, including without limitation, the purchase and sale of baskets of securities and exchange-traded funds, and enter into and close futures contracts or other derivative transactions. Such sales and purchases by the Portfolios during the transition period may be made at a disadvantageous time and could result in potential losses to the Portfolios.

Tax Considerations

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Code. Accordingly, pursuant to this treatment, neither MFS Portfolio nor its shareholders, nor Invesco Portfolio nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the closing of the Reorganization, the Portfolios will receive an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes.

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Prior to the Closing Date, MFS Portfolio will pay to the Separate Accounts of Participating Insurance Companies and Qualified Plans that own its shares a cash distribution consisting of any undistributed investment company taxable income and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date. Variable Contract Holders and Plan Participants are not expected to recognize any income or gains for federal income tax purposes from this cash distribution.

As of November 30, 2013, MFS Portfolio has estimated capital loss carryforwards of $37.9 million; none of which will expire as a result of the Reorganization. As of November 30, 2013, Invesco Portfolio had no capital loss carryforwards, but had undistributed capital gains of approximately $46.4 million. After the Reorganization, the losses of MFS Portfolio generally may be available to Invesco Portfolio, to offset its capital gains, although a portion of the amount of these losses that may offset Invesco Portfolio’s capital gains in any given year may be limited due to this Reorganization. Variable Contract Holders and Plan Participants are not expected to be affected by any limitations on the utilization of capital losses by the Portfolios. The ability of Invesco Portfolio to absorb losses in the future depends on a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset. In addition, the benefits of any capital loss carryforwards currently are available only to pre-Reorganization shareholders of each Portfolio. After Reorganization, however, these benefits will inure to the benefit of all post-Reorganization shareholders of Invesco Portfolio.

Future Allocation of Premiums

Shares of MFS Portfolio have been purchased at the direction of Variable Contract Holders by Participating Insurance Companies through Separate Accounts to fund benefits payable under a Variable Contract. If the Reorganization is approved, Participating Insurance Companies have advised us that all premiums or transfers to MFS Portfolio will be allocated to Invesco Portfolio.

What is the Board’s recommendation?

Based upon its review, the Board, including a majority of the Trustees/Directors who are not “interested persons,” as defined by the 1940 Act (the “Independent Trustees/Directors”), determined that the Reorganization would be in the best interests of the Portfolios and their shareholders. In addition, the Board determined that the interests of the shareholders of the Portfolios would not be diluted as a result of the Reorganization.

Accordingly, after consideration of such factors and information it considered relevant, the Board, including a majority of the Independent Trustees/Directors, approved the Reorganization Agreement and voted to recommend to shareholders that they approve the Reorganization Agreement. The Board is therefore recommending that MFS Portfolio’s shareholders vote “FOR” the Reorganization Agreement.

What factors did the Board consider?

The Board considered the Reorganization as part of its overall consideration of what would be in the best interest of MFS Portfolio and its shareholders. The Board determined that MFS Portfolio would benefit from being combined into Invesco Portfolio under the day-to-day management of Invesco.

The Board, in approving the Reorganization, considered a number of factors, including, but not limited to, the following: an analysis of Invesco as a sub-adviser that would replace MFS as sub-adviser to MFS Portfolio; a presentation from DSL regarding proposals, including the Reorganization, intending to, among other things, enhance the efficiency and reduce the complexity of the Voya family of funds; DSL’s analysis of potential alternative portfolios that could have served as a merger partner for MFS Portfolio other than Invesco Portfolio; the superior performance of Invesco Portfolio, as compared to the performance of MFS Portfolio in the one-, three-, and five-year time periods; the performance of MFS Portfolio as compared to its Morningstar, Inc. (“Morningstar”) peer group and the performance of Invesco Portfolio as compared to its Morningstar peer group; the lower gross and net expense ratios that current shareholders of both Portfolios are expected to experience as a result of the Reorganization; the difference in fee structures of each of the Portfolios; the consideration of representations from the Portfolios’ Chief Investment Risk Officer, including the Portfolio’s comparative volatility; the similarities in investment objectives of each Portfolio; the similarities and differences in the Portfolios’ investment strategies; the significantly larger combined asset size of the two Portfolios, which would be likely to result in a reduction in expenses for the benefit of current shareholders of both Portfolios and to provide greater scale and superior potential to maintain long-term scale benefits for the shareholders of both Portfolios; the fact that direct costs relating to the Reorganization will not be borne by either Portfolio or its shareholders; the fact that indirect costs, including implicit embedded transaction costs , are uncertain and will be borne by MFS Portfolio and its shareholders ; the net revenue benefits for the Adviser and its affiliates that would result from the Reorganization; the expected tax consequences of the Reorganization to MFS Portfolio and its shareholders, including that the Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization; and the Board’s determination that the Reorganization will not dilute the interests of the shareholders of MFS Portfolio.

During their deliberations, different Board members may have given different weight to different individual factors and related conclusions.

What is the required vote?

Approval of the Reorganization Agreement requires the affirmative vote of the lesser of: (i) 67% or more of the voting securities present at the meeting, provided that more than 50% of the voting securities are present in person or represented by proxy at the Special Meeting: or (ii) a majority of the shares entitled to vote.

What happens if shareholders do not approve the Reorganization?

If shareholders of MFS Portfolio do not approve the Reorganization, MFS Portfolio will continue to be managed by DSL as described in the Prospectus, and the Board will determine what additional action, if any, should be taken.

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General Information about the Proxy Statement/Prospectus

Who is asking for my vote?

The Board is soliciting your vote for a special meeting of MFS Portfolio’s shareholders.

How is my proxy being solicited?

Solicitation of proxies or voting instructions is being made primarily by the mailing of the Notice of Special Meeting, this Proxy Statement/Prospectus, and the Proxy Ballot or Voting Instruction Card on or about May 15, 2014. In addition to the solicitation of proxies by mail, employees of the Adviser and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications.

What happens to my proxy once I submit it?

The Board has named Huey P. Falgout, Jr., Secretary, Theresa K. Kelety, Assistant Secretary, and Todd Modic, Assistant Secretary, or one or more substitutes designated by them, as proxies who are authorized to vote Portfolio shares as directed by shareholders.

Can I revoke my proxy after I submit it?

A shareholder may revoke the accompanying proxy at any time prior to its use by filing with the Portfolio a written revocation or a duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy or voting instruction previously given.

How will my shares be voted?

If you follow the voting instructions, your proxies will vote your shares as you have directed. If you submit your Proxy Ballot or Voting Instruction Card but do not vote on the proposals, your proxies will vote on the proposals as recommended by the Board. If any other matter is properly presented at the Special Meeting, your proxies will vote in their discretion in accordance with their best judgment, including on any proposal to adjourn the meeting. At the time this Proxy Statement/Prospectus was printed, the Board knew of no matter that needed to be acted upon at the Special Meeting other than the proposals discussed in this Proxy Statement/Prospectus.

Quorum and Tabulation

Each shareholder of MFS Portfolio is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote. Thirty percent (30%) of the outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders.

Adjournments

If a quorum is not present at the Special Meeting, if there are insufficient votes to approve any proposal, or for any other reason deemed appropriate by your proxies, your proxies may propose one or more adjournments of the Special Meeting to permit additional time for the solicitation of proxies, in accordance with the organizational documents of Voya Investors Trust and applicable law. Solicitation of votes may continue to be made without any obligation to provide any additional notice of the adjournment. The persons named as proxies will vote in favor of such adjournments in their discretion.

Broker Non-Votes and Abstentions

If a shareholder abstains from voting as to any matter, or if a broker returns a “non-vote” proxy, indicating a lack of authority to vote on a matter, then the shares represented by such abstention or non-vote will be treated as shares that are present at the Special Meeting for purposes of determining the existence of a quorum. However, abstentions and broker non-votes will be disregarded in determining the “votes cast” on a proposal.

Additional Voting Information

The Separate Accounts and Qualified Plans are the record owners of the shares of the Portfolios. The Qualified Plans and Separate Accounts will vote MFS Portfolio’s shares at the Special Meeting in accordance with the timely instructions received from persons entitled to give voting instructions under the Variable Contracts or Qualified Plans. MFS Portfolio does not impose any requirement that a minimum percentage of voting instructions be received, before counting the Separate Accounts and Qualified Plans as MFS Portfolio’s shareholders in determining whether a quorum is present.

Where Variable Contract Holders and Plan Participants fail to give instructions as to how to vote their shares, the Qualified Plans and Separate Accounts will use proportional voting and vote those shares in proportion to the instructions given by other Variable Contract Holders and Plan Participants who voted. The effect of proportional voting is that if a large number of Variable Contract Holders and Plan Participants fail to give voting instructions, a small number of Variable Contract Holders and Plan Participants may determine the outcome of the vote. Because a significant percentage of MFS Portfolio’s shares are held by Separate Accounts, which use proportional voting, the presence of such Separate Accounts at the Special Meeting may be sufficient to constitute a quorum for the transaction of business at the Special Meeting.

How many shares are outstanding?

As of the Record Date, the following shares of beneficial interest of MFS Portfolio were outstanding and entitled to vote:

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Class	Shares Outstanding
ADV	605,670.008
I	6,078,656.178
S	38,331,870.982
S2	1,664,115.143
Total	46,680,312.311

Shares have no preemptive or subscription rights. To the knowledge of the Adviser, as of the Record Date, no current Trustee/Director owns 1% or more of the outstanding shares of any class of the Portfolio, and the officers and Trustees/Directors own, as a group, less than 1% of the shares of any class of the Portfolio.

Appendix C hereto lists the persons that, as of the Record Date owned beneficially or of record 5% or more of the outstanding shares of any class of MFS Portfolio or Invesco Portfolio.

Can shareholders submit proposals for a future shareholder meeting?

The Portfolio is not required to hold annual meetings and currently does not intend to hold such meetings unless shareholder action is required by law. A shareholder proposal to be considered for inclusion in a proxy statement at any subsequent meeting of shareholders must be submitted in a reasonable time before a proxy statement for that meeting is printed and mailed. Whether a proposal is included in a proxy statement will be determined in accordance with applicable federal and state laws.

Why did my household only receive one copy of this Proxy Statement/Prospectus?

Only one copy of this Proxy Statement/Prospectus may be mailed to each household, even if more than one person in the household is a Portfolio shareholder of record, unless the Portfolio has received contrary instructions from one or more of the household’s shareholders. If you need an additional copy of this Proxy Statement, please contact Shareholder Services at (800) 992-0180. If in the future, you do not wish to combine or wish to recombine the mailing of a proxy statement with household members, please inform the Portfolio in writing at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona, 85258-2034 or via telephone at (800) 992-0180.

In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed Proxy Ballot or Voting Instruction Card is requested. A self-addressed postage paid envelope is enclosed for your convenience. You also may vote via telephone or via the Internet. Please follow the voting instructions as outlined on your Proxy Ballot or Voting Instruction Card.

Huey P. Falgout, Jr.
Secretary

May 15, 2014

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

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APPENDIX A: FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 23rd day of January 2014, by ING Partners, Inc. (“IPI”), a Maryland corporation with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034, on behalf of its series, ING Invesco Equity and Income Portfolio (the “Acquiring Portfolio”), and ING Investors Trust (“IIT”), a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034, on behalf of its series, ING MFS Total Return Portfolio (the “Acquired Portfolio”).

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio in exchange solely for Class ADV, Class I, Class S and Class S2 voting shares of beneficial interest of the Acquiring Portfolio (the “Acquiring Portfolio Shares”), the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio described in paragraph 1.3, and the distribution of the Acquiring Portfolio Shares to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Portfolio and the Acquiring Portfolio are series of open-end, registered investment companies of the management type and the Acquired Portfolio owns securities which generally are assets of the character in which the Acquiring Portfolio is permitted to invest; and

WHEREAS, the Board of Directors of IPI has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio, as described in paragraphs 1.2 and 1.3 herein, by the Acquiring Portfolio are in the best interests of the Acquiring Portfolio and its shareholders and that the interests of the existing shareholders of the Acquiring Portfolio would not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of IIT has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio by the Acquiring Portfolio, as described in paragraph 1.3 herein, is in the best interests of the Acquired Portfolio and its shareholders and that the interests of the existing shareholders of the Acquired Portfolio would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.   TRANSFER OF ASSETS OF THE ACQUIRED PORTFOLIO TO THE ACQUIRING PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES, THE ASSUMPTION OF ALL ACQUIRED PORTFOLIO LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED PORTFOLIO

1.1. Subject to the requisite approval of the Acquired Portfolio shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Portfolio agrees to transfer all of the Acquired Portfolio’s assets, as set forth in paragraph 1.2, to the Acquiring Portfolio, and the Acquiring Portfolio agrees in exchange therefor: (i) to deliver to the Acquired Portfolio the number of full and fractional Class ADV, Class I, Class S and Class S2 Acquiring Portfolio Shares determined by dividing the value of the Acquired Portfolio’s net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Portfolio Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Acquired Portfolio, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2. The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Acquired Portfolio on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3. The Acquired Portfolio will endeavor to discharge all of its liabilities and obligations prior to the Closing Date. The Acquiring Portfolio shall assume all of the liabilities of the Acquired Portfolio, whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1. On or as soon as practicable prior to the Closing Date, the Acquired Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4. Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Portfolio will: (i) distribute to the Acquired Portfolio’s shareholders of record with respect to its Class ADV, Class I, Class S and Class S2 shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within each class, the Acquiring Portfolio Shares of the same class received by the Acquired Portfolio pursuant to paragraph 1.1; and (ii) completely liquidate. Such distribution and liquidation will be accomplished with respect to each class of the Acquired Portfolio by the transfer of the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the shareholders of record of each class of the Acquired Portfolio’s shares, determined as of immediately after the close of business on the Closing Date (the “Acquired Portfolio Shareholders”). The aggregate net asset value of Class ADV, Class I, Class S and Class S2 Acquiring Portfolio Shares to be so credited to shareholders of Class ADV, Class I, Class S and Class S2 shares of the Acquired Portfolio shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Portfolio shares of that same class owned by such shareholders on the Closing Date. All issued and outstanding Class ADV, Class I, Class S and Class S2 Acquired Portfolio shares will simultaneously be canceled on the books of the Acquired Portfolio, although share certificates representing interests in Class ADV,

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Class I, Class S and Class S2 shares of the Acquired Portfolio will represent a number of the same class of Acquiring Portfolio Shares after the Closing Date, as determined in accordance with Section 2.3. The Acquiring Portfolio shall not issue certificates representing the Class ADV, Class I, Class S and Class S2 Acquiring Portfolio Shares in connection with such exchange.

1.5. Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio’s transfer agent, as defined in paragraph 3.3.

1.6. Any reporting responsibility of the Acquired Portfolio including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Portfolio.

2.   VALUATION

2.1. The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Portfolio, and valuation procedures established by the Board of Trustees of IIT.

2.2. The net asset value of a Class ADV, Class I, Class S and Class S2 Acquiring Portfolio Shares shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Portfolio’s then-current prospectus and statement of additional and valuation procedures established by the Board of Trustees of IIT.

2.3. The number of the Class ADV, Class I, Class S and Class S2 Acquiring Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Acquired Portfolio’s assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class ADV, Class I, Class S and Class S2 shares of the Acquired Portfolio, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of the Acquiring Portfolio Shares of the same Class determined in accordance with paragraph 2.2.

2.4. All computations of value shall be made by the Acquired Portfolio’s designated record keeping agent and shall be subject to review by Acquiring Portfolio’s record keeping agent and by each Portfolio’s respective independent registered public accounting firm.

3.   CLOSING AND CLOSING DATE

3.1. The Closing Date shall be July 18, 2014 or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 P.M., Eastern Time. The Closing shall be held at the offices of the Acquiring Portfolio or at such other time and/or place as the parties may agree.

3.2. The Acquired Portfolio shall direct the Bank of New York Mellon, as custodian for the Acquired Portfolio (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Portfolio within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Portfolio’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Acquiring Portfolio no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Portfolio as of the Closing Date for the account of the Acquiring Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Acquired Portfolio’s Assets are deposited, the Acquired Portfolio’s portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Acquired Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.

3.3. The Acquired Portfolio shall direct BNY Mellon Investment Servicing (U.S.) Inc. (the “Transfer Agent”), on behalf of the Acquired Portfolio, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Portfolio Shareholders and the number and percentage ownership of outstanding Class ADV, Class I, Class S and Class S2 shares owned by each such shareholder immediately prior to the Closing. The Acquiring Portfolio shall issue and deliver a confirmation evidencing the Acquiring Portfolio Shares to be credited on the Closing Date to the Secretary of the Acquiring Portfolio, or provide evidence satisfactory to the Acquired Portfolio that such Acquiring Portfolio Shares have been credited to the Acquired Portfolio’s account on the books of the Acquiring Portfolio. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Portfolio or the Acquired Portfolio shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of IIT, accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Acquired Portfolio is impracticable, the Closing

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Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.   REPRESENTATIONS AND WARRANTIES

4.1. Except as has been disclosed to the Acquiring Portfolio in a written instrument executed by an officer of IIT, IIT, on behalf of the Acquired Portfolio, represents and warrants to IPI as follows:

(a)  The Acquired Portfolio is duly organized as a series of IIT, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under IIT’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)  IIT is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Portfolio under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;

(c)  No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d)  The current prospectus and statement of additional information of the Acquired Portfolio and each prospectus and statement of additional information of the Acquired Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)  On the Closing Date, the Acquired Portfolio will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Portfolio;

(f)  The Acquired Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of IIT’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which IIT, on behalf of the Acquired Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which IIT, on behalf of the Acquired Portfolio, is a party or by which it is bound;

(g)  All material contracts or other commitments of the Acquired Portfolio (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Acquired Portfolio prior to the Closing Date;

(h)  Except as otherwise disclosed in writing to and accepted by IPI, on behalf of the Acquiring Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Portfolio or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. IIT, on behalf of the Acquired Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)  The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Portfolio at December 31, 2012 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Portfolio) present fairly, in all material respects, the financial condition of the Acquired Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquired Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j)  Since December 31, 2012, there has not been any material adverse change in the Acquired Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Portfolio (for the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Portfolio due to declines in market values of securities in the Acquired Portfolio’s portfolio, the discharge of Acquired Portfolio liabilities, or the redemption of Acquired Portfolio shares by shareholders of the Acquired Portfolio shall not constitute a material adverse change);

(k)  On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports

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shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Portfolio’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)  For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Portfolio has met (or will meet) the requirements of Sub-Chapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date, and has met the diversification and other requirements of Section 817(h) of the Code and Treasury Regulations Section 1.817-5 thereunder;

(m)  All issued and outstanding shares of the Acquired Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Portfolio, as provided in paragraph 3.3. The Acquired Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Portfolio, nor is there outstanding any security convertible into any of the Acquired Portfolio shares;

(n)  The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of IIT, on behalf of the Acquired Portfolio, and, subject to the approval of the shareholders of the Acquired Portfolio, this Agreement will constitute a valid and binding obligation of the Acquired Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)  The information to be furnished by IIT, on behalf of the Acquired Portfolio, for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto; and

(p)  The proxy statement of the Acquired Portfolio (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Portfolio, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

4.2. Except as has been disclosed to the Acquired Portfolio in a written instrument executed by an officer of IPI, IPI, on behalf of the Acquiring Portfolio, represents and warrants to IIT as follows:

(a)  The Acquiring Portfolio is duly organized as a series of IPI, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under IPI’s Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)  IPI is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Portfolio under the 1933 Act, are in full force and effect;

(c)  No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)  The current prospectus and statement of additional information of the Acquiring Portfolio and each prospectus and statement of additional information of the Acquiring Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)  On the Closing Date, the Acquiring Portfolio will have good and marketable title to the Acquiring Portfolio’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Portfolio has received notice and necessary documentation at or prior to the Closing;

(f)  The Acquiring Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of IPI’s Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which IPI, on behalf of the Acquiring Portfolio, is a party or by which it is bound; or (ii) the acceleration

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of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which IPI, on behalf of the Acquiring Portfolio, is a party or by which it is bound;

(g)  Except as otherwise disclosed in writing to and accepted by IIT, on behalf of the Acquired Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against IPI, on behalf of the Acquiring Portfolio, or any of the Acquiring Portfolio’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Portfolio’s financial condition or the conduct of the Acquiring Portfolio’s business. IPI, on behalf of the Acquiring Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h)  The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Portfolio at December 31, 2012 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Portfolio) present fairly, in all material respects, the financial condition of the Acquiring Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(i)  Since December 31, 2012, there has not been any material adverse change in the Acquiring Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Portfolio (For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Portfolio due to declines in market values of securities in the Acquiring Portfolio’s portfolio, the discharge of Acquiring Portfolio liabilities, or the redemption of Acquiring Portfolio Shares by shareholders of the Acquiring Portfolio, shall not constitute a material adverse change);

(j)  On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Portfolio’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k)  For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Portfolio has met (or will meet) the requirements of Sub-Chapter M of the Code for qualification as a regulated investment company, has been eligible to compute (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date, and has met the diversification and other requirements of Section 817(h) of the Code and Treasury Regulations Section 1.817-5 thereunder;

(l)  All issued and outstanding shares of the Acquiring Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by IPI and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor is there outstanding any security convertible into any Acquiring Portfolio Shares;

(m)  The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Directors of IPI, on behalf of the Acquiring Portfolio, and this Agreement will constitute a valid and binding obligation of the Acquiring Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)  The Class ADV, Class I, Class S and Class S2 Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio, for the account of the Acquired Portfolio Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Portfolio Shares, and will be fully paid and non-assessable;

(o)  The information to be furnished by IPI, on behalf of the Acquiring Portfolio, for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto; and

(p)  That insofar as it relates to the Acquiring Portfolio, the Registration Statement relating to the Acquiring Portfolio Shares issuable hereunder, and the proxy materials with respect to the Acquired Portfolio to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Portfolio contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in

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conformity with information that was furnished by the Acquired Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.   COVENANTS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

5.1. The Acquiring Portfolio and the Acquired Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2. The Acquired Portfolio will call a meeting of the shareholders of the Acquired Portfolio to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3. The Acquired Portfolio covenants that the Class ADV, Class I, Class S and Class S2 Acquiring Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4. The Acquired Portfolio will assist the Acquiring Portfolio in obtaining such information as the Acquiring Portfolio reasonably requests concerning the beneficial ownership of the Acquired Portfolio’s shares.

5.5. Subject to the provisions of this Agreement, the Acquiring Portfolio and the Acquired Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6. The Acquired Portfolio will provide the Acquiring Portfolio with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Portfolio (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Portfolio to consider approval of this Agreement and the transactions contemplated herein.

5.7. As soon as is reasonably practicable after the Closing, the Acquired Portfolio will make a liquidating distribution to its shareholders consisting of the Class ADV, Class I, Class S and Class S2 Acquiring Portfolio Shares received at the Closing.

5.8. The Acquiring Portfolio and the Acquired Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9. IIT, on behalf of the Acquired Portfolio, covenants that IIT will, from time to time, as and when reasonably requested by the Acquiring Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as IPI, on behalf of the Acquiring Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) IIT’s, on behalf of the Acquired Portfolio’s, title to and possession of the Acquiring Portfolio Shares to be delivered hereunder, and (b) IPI’s, on behalf of the Acquiring Portfolio’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.10. The Acquiring Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED PORTFOLIO

The obligations of IIT, on behalf of the Acquired Portfolio, to consummate the transactions provided for herein shall be subject, at IIT’s election, to the performance by IPI, on behalf of the Acquiring Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1. All representations and warranties of IPI, on behalf of the Acquiring Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2. IPI, on behalf of the Acquiring Portfolio, shall have delivered to the Acquired Portfolio a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Portfolio and dated as of the Closing Date, to the effect that the representations and warranties of IPI, on behalf of the Acquiring Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the IIT shall reasonably request;

6.3. IPI, on behalf of the Acquiring Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by IPI, on behalf of the Acquiring Portfolio, on or before the Closing Date; and

6.4. The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

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7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

The obligations of IPI, on behalf of the Acquiring Portfolio, to complete the transactions provided for herein shall be subject, at IPI’s election, to the performance by IIT, on behalf of the Acquired Portfolio, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1. All representations and warranties of IIT, on behalf of the Acquired Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2. IIT, on behalf of the Acquired Portfolio, shall have delivered to IPI, on behalf of the Acquiring Portfolio, a statement of the Acquired Portfolio’s assets and liabilities, as of the Closing Date, certified by the Treasurer of IIT;

7.3. IIT, on behalf of the Acquired Portfolio, shall have delivered to IPI, on behalf of the Acquiring Portfolio on the Closing Date, a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to IPI and dated as of the Closing Date, to the effect that the representations and warranties of IIT, on behalf of the Acquired Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as IPI shall reasonably request;

7.4. IIT, on behalf of the Acquired Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by IIT, on behalf of the Acquired Portfolio, on or before the Closing Date;

7.5. The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

7.6. The Acquired Portfolio shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 P.M. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8.   FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to IIT, on behalf of the Acquired Portfolio, or IPI, on behalf of the Acquiring Portfolio, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Portfolio in accordance with the provisions of IIT’s Declaration of Trust, By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to IPI. Notwithstanding anything herein to the contrary, neither IPI, on behalf of the Acquiring Portfolio, nor IIT, on behalf of the Acquired Portfolio, may waive the conditions set forth in this paragraph 8.1;

8.2. On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by IPI, on behalf of the Acquiring Portfolio, or IIT, on behalf of the Acquired Portfolio, to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Acquired Portfolio, provided that either party hereto may for itself waive any of such conditions;

8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5. The parties shall have received the opinion of Dechert LLP addressed to IPI and IIT substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of IPI and IIT. Notwithstanding anything herein to the contrary, neither IPI nor IIT may waive the condition set forth in this paragraph 8.5.

9.   BROKERAGE FEES AND EXPENSES

9.1. IIT, on behalf of each of the Acquired Portfolio, and IPI, on behalf of the Acquiring Portfolio, represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2. The expenses relating to the proposed Reorganization will be borne by the investment adviser to both the Acquiring and the Acquired Portfolio (or an affiliate of the investment adviser). The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing

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and distributing the Acquiring Portfolio’s prospectus and the Acquired Portfolio’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1. The parties agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.   TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by mutual agreement of the parties. This Agreement may also be terminated and the transactions contemplated hereby may be abandoned by either party: (i) if the Closing shall not have occurred on or before October 31, 2014, unless such date is extended by mutual agreement of the parties; or (ii) if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Directors, Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.   AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of IPI and IIT; provided, however, that following the meeting of the shareholders of the Acquired Portfolio called by IIT pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class ADV, Class I, Class S and Class S2 Acquiring Portfolio Shares to be issued to the Acquired Portfolio Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.   NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

ING Partners, Inc.

7337 East Doubletree Ranch Road , Suite 100

Scottsdale, Arizona 85258-2034

Attn: Huey P. Falgout, Jr.

With a copy to:

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Attn: Jeffrey S. Puretz

ING Investors Trust

7337 East Doubletree Ranch Road , Suite 100

Scottsdale, Arizona 85258-2034

Attn: Huey P. Falgout, Jr.

With a copy to:

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Attn: Jeffrey S. Puretz

14.  HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

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14.3. This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts without regard to its principles of conflicts of laws.

14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective Directors, Trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the Acquired Portfolio or the corporate property of the Acquiring Portfolio, as the case may be, as provided in the Declaration of Trust of IIT or the Articles of Incorporation of IPI, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

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Appendix B: Additional Information Regarding VY Invesco Equity and Income Portfolio

Portfolio Holdings Information

A description of the policies and procedures of Invesco Portfolio regarding the release of portfolio holdings information is available in Invesco Portfolio’s SAI. Portfolio holdings information can be reviewed online at www.VoyaInvestment.com.

How Shares Are Priced

The NAV per share for each class of Invesco Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 P.M. Eastern time unless otherwise designated by the NYSE) each day on which the NYSE is open for trading. Invesco Portfolio is open for business every day the NYSE is open. Portfolio shares will not be priced on days when the NYSE is closed. The NAV per share of each class of Invesco Portfolio is calculated by taking the value of Invesco Portfolio’s assets attributable to that class, subtracting Invesco Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. To the extent Invesco Portfolio invests in other open-end funds (other than exchange-traded funds or “ETFs”), Invesco Portfolio will calculate its NAV using the NAV of the funds in which it invests as described in that fund’s prospectus.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from independent pricing services. Shares of investment companies held by Invesco Portfolio (other than ETF shares) will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when Invesco Portfolio’s NAV is not calculated. As a result, the NAV of Invesco Portfolio may change on days when shareholders will not be able to purchase or redeem Invesco Portfolio’s shares. When market quotations are not available or are deemed unreliable, Invesco Portfolio will use a fair value for an asset that is determined in accordance with procedures adopted by Invesco Portfolio’s Board. The types of assets for which such fair value pricing might be required include, but are not limited to:

•	Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•	Securities of an issuer that has entered into a restructuring;

•	Securities whose trading has been halted or suspended;

•	Debt instruments that have gone into default and for which there are no current market value quotations; and

•	Securities that are restricted as to transfer or resale.

Invesco Portfolio or the Adviser may rely on the recommendations of a fair value pricing service approved by Invesco Portfolio’s Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser will make such determinations in good faith in accordance with procedures adopted by Invesco Portfolio’s Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that Invesco Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which Invesco Portfolio determines its NAV per share.

When your Variable Contract or Qualified Plan is buying shares of Invesco Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract Holder or Plan Participant is received in proper form. When the Variable Contract Holder or Plan Participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract Holder or Plan Participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by Invesco Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close.

How to Buy and Sell Shares

Invesco Portfolio’s shares may be offered to insurance company Separate Accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of Invesco Portfolio, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Code and the underlying U.S. Treasury Regulations. Invesco Portfolio may not be available as investment options in your Variable Contract, through your Qualified Plan, or other investment company. Please refer to the prospectus for the appropriate insurance company Separate Account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to Invesco Portfolio and any fees that may apply. Participating Insurance Companies and certain other designated organizations are authorized to receive purchase orders on Invesco Portfolio’s behalf.

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Invesco Portfolio currently does not foresee any disadvantages to investors if Invesco Portfolio serves as an investment option for Variable Contracts and if it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interests of Variable Contract Holders, Plan Participants, and other permitted investors, for which Invesco Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board directed the Adviser to monitor events to identify any material conflicts between Variable Contract Holders, Plan Participants, and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in Invesco Portfolio might be required to redeem the investment of one or more of its Separate Accounts from Invesco Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force Invesco Portfolio to sell securities at disadvantageous prices. Invesco Portfolio may discontinue sales to a Qualified Plan and require Plan Participants with existing investments in Invesco Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

In addition, Invesco Portfolio’s shares may be purchased by certain other management investment companies, including through fund-of-fund arrangements with Voya affiliated mutual funds. In some cases Invesco Portfolio may serve as a primary or significant investment vehicle for the fund-of-funds. From time to time, Invesco Portfolio may experience large investments or redemptions due to allocation or rebalancing by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Portfolio management. For example, Invesco Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales or securities result in gains and could also increase transaction costs or portfolio turnover. The Adviser and sub-adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on Invesco Portfolio as a result of these transactions. So long as Invesco Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Invesco Portfolio reserves the right to suspend the offering of shares or to reject any specific purchase order. Invesco Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Distribution and Shareholder Service Plans

 Invesco Portfolio has a distribution plan pursuant to Rule 12b-1 (“Distribution Plan”) in accordance with Rule 12b-1 under the 1940 Act for Class ADV and Class S2 shares. These payments are made to the Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of the Class ADV and Class S2 shares of Invesco Portfolio. Under the Distribution Plan, Invesco Portfolio makes payments at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor has agreed to waive 0.10% of the distribution fees. In addition, the Distribution has agreed to further waive 0.02% of the distribution fees. These waivers will continue through May 1, 2016.

Invesco Portfolio has a shareholder service plan (“Service Plan”) for its Class ADV, Class S , and Class S2 shares. These payments are made to the Distributor in connection with shareholder services rendered to Portfolio shareholders and the maintenance of shareholders’ accounts. The Service Plan allows VPI to enter into shareholder servicing agreements with insurance companies, broker dealers (including the Adviser) and other financial intermediaries and plan administrators that provide shareholder and administrative services relating to Class ADV, Class S , and S2 shares of Invesco Portfolio and their shareholders, including Variable Contract Holders or Plan Participants with interests in the Portfolio. Under the Service Plan, Invesco Portfolio makes payments at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to each of its Class ADV, Class S, and Class S2 shares .

Because these distribution and shareholder service fees are paid out of Invesco Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Frequent Trading - Market Timing

Invesco Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of Invesco Portfolio. Shares of Invesco Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies and as investment options for Qualified Plans. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. Invesco Portfolio’s Administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of Invesco Portfolio.

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Invesco Portfolio relies on the financial intermediaries to monitor frequent, short-term trading within Invesco Portfolio by its customers. You should review the materials provided to you by your financial intermediary including, in the case of a Variable Contract, the prospectus that describes the contract or, in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, Invesco Portfolio may make a determination that certain trading activity is harmful to Invesco Portfolio and its shareholders, even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy. As a result, a shareholder investing directly or indirectly in Invesco Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. Invesco Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict, or refuse purchase orders whether directly or by exchange including purchase orders that have been accepted by a financial intermediary. Invesco Portfolio seeks assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

Invesco Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of Invesco Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the sub-adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of Invesco Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease Invesco Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Invesco Portfolio’s performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time Invesco Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in Invesco Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by Invesco Portfolio based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in portfolios which do not invest in foreign securities. For example, if trading in a security held by Invesco Portfolio is halted and does not resume prior to the time Invesco Portfolio calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, a portfolio that holds thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. Invesco Portfolio has adopted fair valuation policies and procedures intended to reduce Invesco Portfolio’s exposure to price arbitrage, stale pricing, and other potential pricing discrepancies. However, to the extent that Invesco Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to Invesco Portfolio that are followed by the financial intermediaries that use Invesco Portfolio and the monitoring by Invesco Portfolio is designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in Invesco Portfolio will occur. Moreover, decisions about allowing trades in Invesco Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of Invesco Portfolio’s shareholders.

Payments to Financial Intermediaries

Voya mutual funds may be offered as investment options in Variable Contracts issued by affiliated and non-affiliated insurance companies and in Qualified Plans. Fees derived from Invesco Portfolio’s Distribution and/or Service Plans (if applicable) may be paid to insurance companies, broker-dealers and companies that service Qualified Plans for selling Invesco Portfolio’s shares and/or for servicing shareholder accounts. In addition, Invesco Portfolio’s Adviser, Distributor, Administrator, or their affiliated entities, out of their own resources and without additional cost to Invesco Portfolio or its shareholders, may pay additional compensation to these insurance companies, broker-dealers, or companies that service Qualified Plans. The Adviser, Distributor, Administrator, or affiliated entities of Invesco Portfolio may also share their profits with affiliated insurance companies or other Voya entities through inter-company payments.

For non-affiliated insurance companies and Qualified Plans, payments from Invesco Portfolio’s Distribution and/or Service Plans (if applicable) as well as payments (if applicable) from Invesco Portfolio’s Adviser and/or Distributor generally are based upon an annual percentage of the average net assets held in Invesco Portfolio by those companies. Invesco Portfolio’s Adviser and Distributor may make payments for administrative, record keeping, or other services that insurance companies or Qualified Plans provide to facilitate investment in Invesco Portfolio. These payments as well as payments from Invesco Portfolio’s Distribution and/or Service Plans (if applicable) may also provide incentive for insurance companies or Qualified Plans to make Invesco Portfolio available through Variable Contracts or Qualified Plans, and thus they may promote the distribution of the shares of Invesco Portfolio.

As of May 1, 2014, the Distributor has entered into agreements with the following non-affiliated insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company. Fees payable under these agreements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in Invesco Portfolio by Variable Contract Holders through the relevant insurance company’s Variable Contracts.

The insurance companies issuing Variable Contracts or Qualified Plans that use Invesco Portfolio as investment options may also pay fees to third parties in connection with distribution of the Variable Contracts and for services provided to Variable Contract Holders. Entities that service Qualified Plans may also pay fees to third parties to help service the Qualified Plans or the accounts of their participants. Invesco Portfolio, the Adviser, and the Distributor are not parties to these arrangements. Variable Contract Holders

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should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments and should consult with their agent or broker. Plan Participants should consult with their pension servicing agent.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Dividends, Distributions, and Taxes

Dividends and Distributions

Invesco Portfolio declares and pays dividends from net investment income at least annually. Invesco Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of Invesco Portfolio at the NAV of such shares on the payment date unless a Participating Insurance Company’s Separate Account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of Invesco Portfolio’s distributions may constitute a return of capital.

To comply with federal tax regulations, Invesco Portfolio may also pay an additional capital gains distribution.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

Invesco Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Sub-Chapter M of the Code, including requirements with respect to diversification of assets, distribution of income, and sources of income. As a RIC, Invesco Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains that it distributes to its shareholders.

Invesco Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from Invesco Portfolio to the insurance company’s Separate Accounts.

Since the sole shareholders of Invesco Portfolio will be Separate Accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See Invesco Portfolio’s Statement of Additional Information dated May 1, 2014 for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN INVESCO PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTACT.

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FINANCIAL HIGHLIGHTS

The following financial highlights are intended to help you understand Invesco Portfolio’s financial performance for the past five years or, if shorter, the period of the operations. Certain information reflects financial results for a single share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a share of Invesco Portfolio (assuming reinvestment of all dividends and distributions). This information has been derived from Invesco Portfolio’s financial statements that were audited by KPMG LLP, an independent registered public accounting firm. The report of KPMG LLP, along with the financial statements included in the annual shareholder report dated December 31, 2013, is incorporated herein by reference.

		Income ( loss)
		from investment								Ratios to average net							Supplemental
		operations								assets							data
Year or period ended	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	Total Distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions /additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)		Expenses net of all reductions /additions (2)(3)(4)		Net investment income (loss) (2)(4)		Net assets, end of year or period	Portfolio turnover rate
	($)	($)		($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
Class ADV
12-31-13	36.01	0.49	•	8.27	8.76	0.43	0.43	44.34	24.33	1.18	1.15		1.15		1.19		32,942	37
12-31-12	32.57	0.53	•	3.45	3.98	0.54	0.54	36.01	12.23	1.18	1.15		1.15		1.52		19,776	27
12-31-11	33.75	0.49	•	(1.04)	(0.55)	0.63	0.63	32.57	(1.58)	1.15	1.15		1.15		1.46		22,313	20
12-31-10	30.64	0.46	•	3.13	3.59	0.48	0.48	33.75	11.77	1.15	1.15	†	1.15	†	1.44	†	14,995	38
12-31-09	25.44	0.44	•	5.17	5.61	0.41	0.41	30.64	22.06	1.13	1.13	†	1.12	†	1.66	†	10,735	74

Class I
12-31-13	36.43	0.71	•	8.38	9.09	0.60	0.60	44.92	24.96	0.68	0.65		0.65		1.70		561,393	37
12-31-12	33.05	0.71	•	3.51	4.22	0.84	0.84	36.43	12.79	0.68	0.65		0.65		2.01		499,847	27
12-31-11	34.22	0.66	•	(1.05)	(0.39)	0.78	0.78	33.05	(1.08)	0.65	0.65		0.65		1.93		530,983	20
12-31-10	31.03	0.63	•	3.18	3.81	0.62	0.62	34.22	12.32	0.65	0.65	†	0.65	†	1.96	†	594,282	38
12-31-09	25.75	0.59	•	5.25	5.84	0.56	0.56	31.03	22.69	0.63	0.63	†	0.62	†	2.16	†	572,527	74

Class S
12-31-13	36.23	0.60	•	8.32	8.92	0.50	0.50	44.65	24.64	0.93	0.90		0.90		1.45		271,953	37
12-31-12	32.81	0.62	•	3.48	4.10	0.68	0.68	36.23	12.52	0.93	0.90		0.90		1.76		198,595	27
12-31-11	33.97	0.57	•	(1.04)	(0.47)	0.69	0.69	32.81	(1.33)	0.90	0.90		0.90		1.67		205,145	20
12-31-10	30.81	0.54	•	3.16	3.70	0.54	0.54	33.97	12.05	0.90	0.90	†	0.90	†	1.71	†	240,865	38
12-31-09	25.58	0.51	•	5.21	5.72	0.49	0.49	30.81	22.37	0.88	0.88	†	0.87	†	1.91	†	217,798	74

Class S2
12-31-13	35.87	0.54	•	8.24	8.78	0.52	0.52	44.13	24.47	1.18	1.05		1.05		1.31		4,078	37
12-31-12	32.52	0.56	•	3.45	4.01	0.66	0.66	35.87	12.34	1.18	1.05		1.05		1.60		1,540	27
12-31-11	33.70	0.52	•	(1.03)	(0.51)	0.67	0.67	32.52	(1.48)	1.15	1.05		1.05		1.55		967	20
12-31-10	30.62	0.50	•	3.12	3.62	0.54	0.54	33.70	11.88	1.15	1.05	†	1.05	†	1.61	†	843	38
02-27-09(5)-12-31-09	22.18	0.33		8.58	8.91	0.47	0.47	30.62	40.18	1.13	1.03	†	1.02	†	1.65	†	4	74

1.	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

2.	Annualized for periods less than a year.

3.	Expense ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

4.	Expense ratios operating expenses of the Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangments. Expenses net of all reductions/additions represent the net expenses paid by the Portfolio. Net investment income (loss) is net of all such additions or reductions.

5.	Commencement of operations.

•	Calculated using average number of shares outstanding throughout the period.

†	Impact of waiving the advisory fee for ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

32

Appendix C: Security Ownership of Certain Beneficial and Record Owners

The following tables provide information about the persons or entities who, to the knowledge of each Portfolio, owned beneficially or of record 5% or more of any class of that Portfolio’s outstanding shares as of March 28, 2014:

VY MFS Total Return Portfolio

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*
ING National Trust 1 Orange Way Windsor, CT 06095-4773	88.9% Class A; Beneficial	1.2%	1.2%
Reliastar Life Insurance Company FBO SVUL 1 Attn Jill Garth Conveyor TN41 1 Orange Way Windsor, CT 06095	7.4% Class I; Beneficial	0.9%	0.6%
ING USA Annuity and Life Insurance Company 1475 Dunwoody Dr West Chester, PA 19380-1478	91.8% Class S; 96.8% Class S2; Beneficial	78.8%	68.9%
ING Life Insurance & Annuity Co Attn Valuation Unit-TN41 1 Orange Way B3N Windsor, CT 06095	83.7% Class I; Beneficial	10.9%	22.9%
ING Life Insurance & Annuity Co Attn Valuation Unit-TS31 1 Orange Way B3N Windsor, CT 06095	11.1% Class A; 5.9% Class S; Beneficial	4.8%	2.9%
Security Life Insurance of Denver A VUL RTE 5106 PO Box 20 Minneapolis, MN 55440-0020	6.7% Class I; Beneficial	0.9%	0.5%

VY Invesco Equity and Income Portfolio

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*
ING Life Insurance & Annuity Co Attn Valuation Unit-TN41 1 Orange Way B3N Windsor, CT 06095	50.3% Class A; 95.2% Class I; 8.9% Class S; Beneficial	41.4%	22.9%
ING USA Annuity and Life Insurance Company 1475 Dunwoody Dr West Chester, PA 19380-1478	89.6% Class S; 96.9% Class S2; Beneficial	54.0%	68.9%
ING National Trust 1 Orange Way Windsor, CT 06095-4773	49.7% Class A; Beneficial	1.2%	1.2%

*	On a pro forma basis, assuming that the value of the shareholder’s interest in the Portfolio on the date of consummation of the Reorganization is the same as on March 28, 2014.

33

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[PRINT CODE]

7337 EAST DOUBLETREE RANCH ROAD SUITE 100 SCOTTSDALE, ARIZONA 85258-2034

3 EASY WAYS TO VOTE YOUR PROXY

VOTE BY PHONE: Call toll-free 1-877-907-7646 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyvote.com and follow the on-line directions.

VOTE BY MAIL: Check the appropriate box on the Proxy Ballot below, sign and date the Proxy Ballot and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Proxy Ballot. PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JUNE 19, 2014.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
[ ]	KEEP THIS PORTION FOR YOUR RECORDS
DETACH AND RETURN THIS PORTION ONLY

THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

VY MFS TOTAL RETURN PORTFOLIO

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:
				For	Against	Abstain

1. To approve an Agreement and Plan of Reorganization by and between VY MFS Total Return Portfolio and VY Invesco Equity and Income Portfolio (“Invesco Portfolio”), providing for the reorganization of VY MFS Total Return Portfolio with and into Invesco Portfolio.				☐	☐	☐

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible. Your vote is important regardless of the number of shares owned. If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

This Proxy Ballot must be signed exactly as your name(s) appear(s) hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such. Joint owners must each sign.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Meeting to Be Held on
June 19, 2014.
The Proxy Statement for the Meeting and the Notice of the Meeting are available at WWW.PROXYVOTE.COM/ING.

[   ]

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

The undersigned hereby appoint(s) Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic or any one or all of them, proxies, with full power of substitution, to vote all shares of the above-referenced Portfolio (the "Portfolio"), which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Portfolio to be held at the offices of the Portfolio at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258-2034 on June 19, 2014, at 1:00 PM, local time and at any adjournment(s) or postponement(s) thereof.

This proxy will be voted as instructed. If no specification is made, the proxy will be voted “FOR” the proposal.

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

PART B

Voya Partners, Inc.

Statement of Additional Information

May 15, 2014

Acquisition of the Assets and Liabilities of:	By and in Exchange for Shares of:
VY MFS Total Return Portfolio	VY Invesco Equity and Income Portfolio
(A Series of Voya Investors Trust)	(A Series of Voya Partners, Inc.)
7337 East Doubletree Ranch Road, Suite100	7337 East Doubletree Ranch Road, Suite100
Scottsdale, Arizona 85258-2034	Scottsdale, Arizona 85258-2034

This Statement of Additional Information of VY Invesco Equity and Income Portfolio (“SAI”) is available to the shareholders of VY MFS Total Return Portfolio (“MFS Portfolio” ) , a series of Voya Investors Trust, in connection with a proposed transaction whereby all of the assets and liabilities of MFS Portfolio will be transferred to VY Invesco Equity and Income Portfolio (“Invesco Portfolio,” together with MFS Portfolio, the “Portfolios,” each a “Portfolio”), a series of Voya Partners, Inc., in exchange for shares of Invesco Portfolio.

 This SAI consists of: (i) this cover page; (ii) the Portfolio Managers’ Report for Invesco Portfolio; (iii) the accompanying pro forma financial statements; and (iv) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1.	The SAI for MFS Portfolio, dated May 1, 2014, as filed on April 28 , 2014 (File No: 033-23512) and the SAI for Invesco Portfolio dated May 1, 2014, as filed on April 25, 2014 (File No: 333 -32575).

2.	The Financial Statements of MFS Portfolio included in the Annual Report dated December 31, 2013, as filed on March 6, 2014 and the Semi-Annual Report dated June 30, 2013, as filed on September 4, 2013 (File No: 811-05629) and the Financial Statements of Invesco Portfolio included in the Annual Report dated December 31, 2013, as filed on March 6, 2014 and the Semi-Annual Report dated June 30, 2013, as filed on September 4, 2013 (File No. 811-08319).

This SAI is not a prospectus.  A Proxy Statement/Prospectus dated May 15, 2014, relating to the Reorganization of MFS Portfolio may be obtained, without charge, by writing to the Voya Investment Management at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034 or calling 1-800-366-0066.  This SAI should be read in conjunction with the Proxy Statement/Prospectus.

VY Invesco Equity and Income Portfolio

 Set forth below is an excerpt from Invesco Portfolio’s annual report dated December 31, 2013.

*           *           *           *

Market Perspective: Year Ended December 31, 2013

By the middle of the fiscal year, global equities, in the form of the MSCI World IndexSM measured in local currencies including net reinvested dividends (“the Index”) had already surged 11.70%. But there was plenty of skepticism. Stock markets were only rising, it was argued, because of central banks’ ultra-loose monetary policy. This kept interest rates so low that many investors who would normally favor fixed income investments had turned to stocks. Others countered that interest rates might be low, but they would stay that way into the medium term, supporting capital values in the face of little threat from inflation. Such arguments would be tested in the months through December. But in the end the Index returned 28.87% for the whole fiscal year. (The Index returned 26.68% for the one year ended December 31, 2013, measured in U.S. dollars.)

In the U.S., investor sentiment was cushioned by the U.S. Federal Reserve Board (“Fed’s”) $85 billion of monthly Treasury and mortgage-backed securities purchases. Another force affecting sentiment was the pace of economic recovery, which was unimpressive for most of the year. Gross Domestic Product (“GDP”) in the first quarter of 2013 rose by just 1.8% (annualized) and in the second by only 2.5%. As late as October, the average number of new jobs being created was reported at fewer than 150,000 per month with the unemployment rate at 7.2%. However a slow recovery was a double-edged sword for markets in risky assets: a faster pace would probably cause the “tapering” of bond purchases by the Fed.

During most of the summer then, the tapering issue dominated investor confidence. On May 22 and again on June 19, Fed Chairman Bernanke attempted to prepare markets for the beginning of the end of quantitative easing. The reaction was soaring bond yields and by June 24 an 8% slump in the Index from its May 21 peak. This led nervous central bankers the world over, in the last days of June, to give assurances that easy money was here for a long time. Soothed by these and later words of comfort in July, markets recovered, but were dampened again by the threat of military engagement in the Middle East.

Yet a change in the dynamics of investor sentiment seemed to be underway. Middle East tensions eased and attention turned to the September 18 meeting of the Fed, which was widely expected to announce the imminent tapering of the Fed’s bond purchases. Surprisingly, on the day before Chairman Bernanke’s address, the Index had again reached a new high for the year. This would have been hard to imagine even a few months earlier, but the significance was apparently lost in the shock of the Fed’s decision not to taper.

Increasingly it appeared that markets were reconciled to tapering, no longer treating “bad” news on the economy, which might prolong the Fed’s bond purchases, as “good” news. And the real good news was starting to flow. By the end of the fiscal year the unemployment rate had fallen to 7.0% with new jobs averaging nearly 200,000 per month. GDP growth in the third quarter was revised up to 4.1% (flattered somewhat by inventory accumulation). Consumer confidence was clearly improving.

When on December 18 the Fed did announce a tapering to $75 billion per month with more to come, markets quickly took it in stride and the Index ended the year at a new all-time high.

In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) of investment grade bonds fell 2.02% in the fiscal year, only the third loss in 20 years as the anticipated end to quantitative easing undermined longer-dated issues. Sub-indices with the shortest durations held on to tiny positive returns, but the Barclays Long Term U.S. Treasury sub-index dropped 12.66%. The Barclays U.S. Corporate Investment Grade Bond sub-index lost 1.53%. However the (separate) Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) gained 7.44%.

U.S. equities, represented by the S&P 500® Index including dividends, soared 32.39%, to a record closing high. The consumer discretionary sector did best with a gain of 43.08%, followed by health care 41.46%. The worst performers were the telecommunications sector 11.47% and utilities 13.21%. Operating earnings per share for S&P 500® companies set another record in the third quarter of 2013, with the share of profits in national income historically high, supported by low interest rates and sluggish wage growth.

In currencies the dollar fell 4.00% against the euro during the 12 months and 1.82% against the pound on better economic news from Europe. But the dollar gained 21.39% on the yen in the face of the new Japanese government’s aggressive monetary easing.

In international markets, the MSCI Japan® Index exploded 54.58% to the upside during the fiscal year. Encouragingly GDP grew for three quarters in a row, albeit at declining rates. Consumer prices excluding fresh food and

2

energy stopped falling year-over-year for the first time since 2008. The MSCI Europe ex UK® Index advanced 23.12%. The euro zone finally recorded quarterly GDP growth of 0.3% after six straight quarterly declines, but could only follow it up with a wafer-thin gain of 0.1%. The closely watched composite purchasing managers’ index registered expansion from July after 17 months of contraction. But there was still much to do with unemployment at 12.1%, near an all-time high. The MSCI UK® Index added 18.43%, held back by heavily weighted laggards especially among banks and miners. GDP in the third quarter of 2013 grew an improved 0.8% and unemployment continued to fall. But concerns remained about a housing bubble and consumer prices rising faster than wages.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Index	Description
Bank of America/Merrill Lynch U.S. High Yield, BB-B Rated, 2% Constrained Index	Tracks the performance of BB-B rated U.S. dollar denominated corporate bonds Publicly issued in the U.S. domestic market. Qualifying bonds are capitalization- weighted provided the total allocation to an individual issuer (defined by Bloomberg) does not exceed 2%.

Bank of America/Merrill Lynch U.S. High Yield BB-B Rated Index	Is an unmanaged index of bonds rated BB and B by Moody’s or S&P.

Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.

Barclays U.S. 1-3 Year Government/ Credit Bond Index	A widely recognized index of publicly issued fixed rate, investment grade debt securities, including Treasuries, Agencies and credit securities with a maturity of one to three years.

Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

Barclays U.S. Corporate Investment Grade Bond Index	The corporate component of the Barclays U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.

Barclays Long Term U.S. Treasury Index	The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.

MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

3

Index	Description
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

MSCI U.S. REIT® Index	A free float-adjusted market capitalization weighted index that is comprised of equity real estate investment trusts that are included in the MSCI U.S. Investable Market 2500 Index (with the exception of specialty REITs that do not generate a majority of their revenue and income from real estate rental and leasing obligations). The index represents approximately 85% of the U.S. REIT market.

MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

Russell 1000® Index	An unmanaged, comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies.

Russell 1000 Growth® Index	Measures the performance of the 1,000 largest companies in the Russell 3000® Index with higher price-to-book ratios and higher forecasted growth.

Russell 1000 Value® Index	An unmanaged index that measures the performance of those Russell 1000® securities with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index	An unmanaged index that measures the performance of securities of small U.S. companies.

S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

4

Portfolio Managers’ Report

ING Invesco Equity and Income Portfolio (the “Portfolio”) seeks total return, consisting of long-term capital appreciation and current income. The Portfolio is managed by Thomas B. Bastian, James O. Roeder, Sergio Marcheli, Mary Jayne Maly and Chuck Burge of Invesco Advisers, Inc. — the Sub-Adviser.*

Performance: For the year ended December 31, 2013, the Portfolio’s Class S shares provided a total return of 24.64% compared to the Russell 1000® Value Index, Barclays U.S. Government/Credit Bond Index and the composite index consisting of 60% Russell 1000® Value Index/40% Barclays U.S. Government/Credit Bond Index (“Composite Index”), which returned 32.53%, -2.35% and 17.51%, respectively, for the same period.

Sector Diversification

as of December 31, 2013

(as a percentage of net assets)

Financials	18.1%
Energy	8.1%
Consumer Discretionary	8.0%
Health Care	7.9%
Information Technology	7.9%
U.S. Treasury Notes	6.0%
Financial	5.6%
Consumer Staples	5.5%
Consumer, Non-cyclical	4.8%
Industrials	4.7%
Technology	2.8%
Communications	2.2%
Materials	1.8%
Consumer, Cyclical	1.6%
Industrial	1.5%
Telecommunication Services	1.5%
Utilities	1.1%
Basic Materials	1.0%
U.S. Treasury Bonds	1.0%
Federal National Mortgage Association	0.4%
Federal Home Loan Mortgage Corporation	0.3%
Foreign Government Bonds	0.2%
Municipal	0.1%
Assets in Excess of Other Liabilities*	7.9%
Net Assets	100.0%

*Includes short-term investments.

Portfolio holdings are subject to change daily.

Portfolio Specifics: The year ended December 31, 2013, was characterized by slow but steady improvement in the U.S economy and strong U.S equity market returns. U.S equity markets rose for the first half of the year, but from late May through June, capital markets declined following U.S Federal Reserve (the “Fed”) Chairman Ben Bernanke’s comments suggesting that the time had come for the Fed to begin to reduce the size of its bond buying program, also known as quantitative easing (“QE”). This sell-off was brief but broad, and few asset classes were immune. Markets stabilized in mid-summer, despite some volatility in August surrounding a potential U.S military reaction to instability in Syria. The fourth quarter began amid uncertainty created by a two-week federal government shutdown, yet equities shrugged off this news and rallied steadily throughout the last three months of the year. In December, as expected, the Fed officially announced that it would begin reducing the scope of QE in early 2014. Despite the Fed’s actions, equities continued to rise, as the announcement was widely anticipated and largely priced into stock valuations.

Top Ten Holdings

as of December 31, 2013*

(as a percentage of net assets)

JPMorgan Chase & Co.	2.9%
Citigroup, Inc.	2.3%
US Treasury Note, 0.250%, 04/30/14	2.1%
General Electric Co.	1.6%
Viacom – Class B	1.6%
eBay, Inc.	1.6%
Morgan Stanley	1.5%
Comcast Corp. – Class A	1.3%
Royal Dutch Shell PLC – Class A	1.3%
Applied Materials, Inc.	1.2%

*Excludes short-term investments

   Portfolio holdings are subject to change daily.

For the exception of real estate, all major U.S equity market indexes delivered returns over 20% and all sectors of the Russell 1000® Value Index posted double digit returns.

Strong stock selection within the financials sector was a large contributor to relative Portfolio performance versus the style-specific benchmark. Stock selection and an underweight position in the telecommunication services and materials sectors also helped the Portfolio’s relative performance. A material underweight position in the utilities sector was also a contributor to relative Portfolio performance, as it was the second-worst performing sector for the style-specific benchmark. In the energy sector, a significant underweight to Exxon-Mobile and contributions from Chevron and Halliburton helped relative performance. An overweight to consumer discretionary stocks, specifically within media, also enhanced relative performance.

In contrast, the Portfolio’s modest cash position detracted from Portfolio performance in a strong equity market. Stock selection and an underweight position in the industrials sector also detracted from relative performance. Stock selection within the information technology and consumer staples sectors also detracted from relative performance.

The allocation to investment grade corporate, government agency and U.S Treasury bonds was a valuable source of income, helping dampen overall portfolio volatility, however still posted a slight negative return due to bonds being hurt by a rising rate environment during the reporting period. This detracted from relative performance versus the Russell 1000® Value equity benchmark, as bonds meaningfully underperformed equities

5

during the reporting period. The allocation to convertible bonds provided positive absolute returns while detracting from relative performance, as convertible bonds underperformed the Russell 1000® Value benchmark.

Current Strategy and Outlook: Equity markets, although providing investors strong absolute returns, experienced continued volatility during the reporting period, based on the anticipation of the Fed slowing asset purchases and resulting rising rates that may occur. We believe that market volatility creates opportunities to invest in companies with attractive valuations and strong fundamentals. We believe that ultimately those valuations and fundamentals will be reflected in those companies’ stock prices.

* Effective April 30, 2013, the Portfolio changed its name from ING Invesco Van Kampen Equity and Income Portfolio to ING Invesco Equity and Income Portfolio. Additionally, effective June 11, 2013 Mark Laskin was removed as a portfolio manager of the Portfolio.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Portfolio may differ from that presented for other ING Funds. Performance for the different classes of shares will vary based on differences in fees associated with each class.

6

PRO FORMA FINANCIAL STATEMENTS

In connection with a proposed transaction whereby all of the assets and liabilities of MFS Portfolio will be transferred to Invesco Portfolio, in exchange for shares of Invesco Portfolio, shown below are financial statements for each Portfolio and Pro Forma Financial Statements for the combined Portfolio, assuming the Reorganization is consummated, as of December 31, 2013. The first table presents Statements of Assets and Liabilities for each Portfolio and estimated pro forma figures for the combined Portfolio.  The second table presents Statements of Operations for each Portfolio and estimated pro forma figures for the combined Portfolio.  The third table presents Portfolio of Investments for each Portfolio and estimated pro forma figures for the combined Portfolio.  The tables are followed by the Notes to the Pro Forma Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2013 (Unaudited)

					Invesco Portfolio
	MFS Total	Invesco	Pro Forma		Pro Forma
	Portfolio	Portfolio	Adjustments		Combined
ASSETS:
Investments in securities at fair value +*	$888,664,258	$801,707,989	$(58,578,026	)(A)	$1,631,794,221
Short-term investments at fair value**	7,377,851	63,701,034	58,578,026	(A)	129,656,911

Total Investments at fair value	$896,042,109	$865,409,023	$-		$1,761,451,132
Cash	22,919,311	158	(12,662,411	)(A)	10,257,058
Foreign currencies at value***	–	94,164	-		94,164
Receivables:
Investment securities sold	–	4,313,628			4,313,628
Investment securities sold on a delayed-delivery					-
or when-issued basis	17,555,908	–	(17,555,908	)(A)	-
Fund shares sold	934,836	67,671	–		1,002,507
Dividends	811,611	1,041,886	–		1,853,497
Interest	2,160,959	1,592,161	–		3,753,120
Foreign tax reclaims	202,714	35,029	–		237,743
Unrealized appreciation on forward foreign currency contracts	–	18,716	–		18,716
Prepaid expenses	–	3,086	–		3,086
Reimbursement due from manager	–	25,432	363,000	(B)	388,432
Total assets	940,627,448	872,600,954	(29,855,319)		1,783,373,083

LIABILITIES:
Payable for investment securities purchased	–	346			346
Payable for investment securities purchased on a delayed -delivery or when-issued basis	30,218,319	–	(30,218,319	)(A)	-
Payable for fund shares redeemed	1,362,533	1,164,196	-		2,526,729
Payable upon receipt for securities loaned	7,377,851	–	-		7,377,851
Unrealized depreciation on forward foreign currency contracts	–	421,035	-		421,035
Payable for unified fees	531,903	–	(531,903	)(A)	-
Payable for investment management fees	–	401,841	531,903	(A)	933,744
Payable to administrative fees	–	73,061	-		73,061
Payable for shareholder service and distribution fees	172,363	71,941	-		244,304
Payable for trustee fees	–	4,029	-		4,029

Other accrued expenses and liabilities	–	98,141	363,000	(B)	461,141

7

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2013 (Unaudited)

					Invesco Portfolio
	MFS Total	Invesco	Pro Forma		Pro Forma
	Portfolio	Portfolio	Adjustments		Combined
Total liabilities	39,662,969	2,234,590	(29,855,319)		12,042,240
NET ASSETS	$900,964,479	$870,366,364	$-		$1,771,330,843

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$776,424,594	$613,087,770	$-		$1,389,512,364
Undistributed net investment income	16,615,087	2,692,495	-		19,307,582
Accumulated net realized gain (loss)	(60,278,884)	58,644,887	-		(1,633,997)
Net unrealized appreciation	168,203,682	195,941,212	-		364,144,894
NET ASSETS	$900,964,479	$870,366,364	$-		$1,771,330,843
______
+ Including securities loaned at value	$7,106,747	$–	$-		$7,106,747
* Cost of investments in securities	$720,465,830	$605,366,851	$(58,578,026	)(A)	$1,267,254,655
** Cost of short-term investments	$7,377,851	$63,701,034	$58,578,026	(A)	$129,656,911
*** Cost of foreign currencies	$–	$93,757	$-		$93,757

Class ADV
Net Assets	$10,493,868	$32,942,200	$-		$43,436,068
Shares authorized	unlimited	100,000,000			100,000,000
Par value	$0.001	$0.001	$-		$0.001
Shares outstanding	566,194	742,910	(329,526	)(C)	979,578
Net asset value and redemption price per share	$18.53	$44.34	$-		$44.34

Class I
Net Assets	$115,823,817	$561,393,171	$-		$677,216,988
Shares authorized	unlimited	100,000,000			100,000,000
Par value	$0.001	$0.001	$-		$0.001
Shares outstanding	6,185,066	12,497,881	(3,606,619	)(C)	15,076,328
Net asset value and redemption price per share	$18.73	$44.92			$44.92

Class S
Net Assets	$742,790,751	$271,952,515	$-		$1,014,743,266
Shares authorized	unlimited	100,000,000			100,000,000
Par value	$0.001	$0.001	$-		$0.001
Shares outstanding	39,650,382	6,090,669	(23,014,531	)(C)	22,726,520
Net asset value and redemption price per share	$18.73	$44.65	$-		$44.65

Class S2
Net Assets	$31,856,043	$4,078,478	$-		$35,934,521
Shares authorized	unlimited	100,000,000			100,000,000
Par value	$0.001	$0.001	$-		$0.001
Shares outstanding	1,716,778	92,428	(994,910	)(C)	814,296

8

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2013 (Unaudited)

				Invesco Portfolio
	MFS Total	Invesco	Pro Forma	Pro Forma
	Portfolio	Portfolio	Adjustments	Combined
Net asset value and redemption price per share	$18.56	$44.13	$-	$44.13

(A)	Reflects adjustments related to portfolio consolidation.
(B)	Reflects adjustment for estimated one time merger expenses (See Note 4 in the Notes to Unaudited Pro Forma Financial Statements).
(C)	Reflects new shares issued, net of retired shares of ING MFS Total Return Portfolio. (Calculation: Net Assets ÷ NAV per share)

9

STATEMENTS OF OPERATIONS for the year ended December 31, 2013 (Unaudited)

					Invesco
					Portfolio Pro
		Invesco	Pro Forma		Forma
	MFS Portfolio	Portfolio	Adjustments		Combined
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$13,542,703	$12,333,576	$-		$25,876,279
Interest, net of foreign taxes withheld*	10,577,034	6,567,063	-		17,144,097
Securities lending income, net	169,381	-	-		169,381
Total investment income	24,289,118	18,900,639	-		43,189,757

EXPENSES:
Investment management fees	-	4,431,729	4,537,210	(A)	8,968,939
Unified fees	6,197,427	–	(6,197,427	)(A)	-
Distribution and shareholder service fees:
Class ADV	66,733	128,403	(22,243	)(A)	172,893
Class S	1,826,519	587,623	-		2,414,142
Class S2	160,724	10,057	-		170,781
Transfer agent fees	-	1,291	-		1,291
Administrative service fees	-	805,761	884,212	(A)	1,689,973
Shareholder reporting expense	-	79,516	87,258	(A)	166,774
Registration fees	-	1,095	1,202	(A)	2,297
Professional fees	-	53,835	59,076	(A)	112,911
Custody and accounting expense	-	85,147	93,437	(A)	178,584
Trustee fees and expenses	36,215	24,173	(9,688	)(A)	50,700
Miscellaneous expense	-	20,999	148,000	(A)	168,999
Interest expense	186	-	(186	)(A)	-
Merger and transition expenses	-	-	363,000	(B)	363,000
Total expenses	8,287,804	6,229,629	(56,149)		14,461,284
Net waived and reimbursed fees	(45,491)	(263,867)	(576,625	)(A)	(885,983)
Brokerage commission recapture	(8,954)	(33,593)	(126,452	)(A)	(168,999)
Net expenses	8,233,359	5,932,169	(759,226)		13,406,302
Net investment income	16,055,759	12,968,470	759,226		29,783,455

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	100,476,066	69,008,247	-		169,484,313
Foreign currency related transactions	(33,514)	(219,165)	-		(252,679)
Net realized gain	100,442,552	68,789,082	-		169,231,634
Net change in unrealized appreciation (depreciation) on:
Investments	34,945,254	94,227,301	-		129,172,555
Foreign currency related transactions	4,461	(149,394)	-		(144,933)
Net change in unrealized appreciation (depreciation)	34,949,715	94,077,907	-		129,027,622
Net realized and unrealized gain	135,392,267	162,866,989	-		298,259,256
Decrease in net assets resulting from operations	$151,448,026	$175,835,459	$759,226		$328,042,711

10

STATEMENTS OF OPERATIONS for the year ended December 31, 2013 (Unaudited)

				Invesco
				Portfolio Pro
		Invesco	Pro Forma	Forma
	MFS Portfolio	Portfolio	Adjustments	Combined

*Foreign taxes withheld	$163,211	$119,645	$-	$282,856

(A)	Reflects adjustment in expenses due to effects of new contractual rates.
(B)	Reflects adjustment for estimated one time merger expenses (See Note 4 in the Notes to Unaudited Pro Forma Financial Statements).

11

PORTFOLIO OF INVESTMENTS

as of December 31, 2013 (Unaudited)

				Invesco Portfolio							Invesco Portfolio
MFS	Invesco	Pro Forma		Pro Forma				Invesco	Pro Forma		Pro Forma
Portfolio	Portfolio	adjustments		Combined			MFS Portfolio	Portfolio	adjustments		Combined
Shares	Shares			Shares			Value	Value	Value		Value
				COMMON STOCK: 62.2%
						Consumer Discretionary: 8.0%
-	137,130	141,984	(A)	279,114		Abercrombie & Fitch Co	$-	$4,512,948	$4,672,694	(A)	$9,185,642
-	148,051	153,292	(A)	301,343		ADT Corp.	-	5,991,624	6,203,711	(A)	12,195,335
10,793	-	(10,793	)(A)	-		Advance Auto Parts, Inc.	1,194,568	-	(1,194,568	)(A)	-
16,380	-	(16,380	)(A)	-	@	ARAMARK Holdings Corp.	429,484	-	(429,484	)(A)	-
31,710	-	(31,710	)(A)	-		Best Buy Co., Inc.	1,264,595	-	(1,264,595	)(A)	-
-	221,911	229,766	(A)	451,677		Carnival Corp.	-	8,914,165	9,229,702	(A)	18,143,867
-	225,920	233,917	(A)	459,837		Comcast Corp. – Class A	-	11,739,933	12,155,494	(A)	23,895,427
163,760	-	(163,760	)(A)	-		Comcast Corp. – Special Class A	8,168,349	-	(8,168,349	)(A)	-
102,390	-	(102,390	)(A)	-		Delphi Automotive PLC	6,156,711	-	(6,156,711	)(A)	-
125,670	194,092	75,292	(A)	395,054	@	General Motors Co.	5,136,133	7,932,540	3,077,197	(A)	16,145,870
14,420	-	(14,420	)(A)	-		Hanesbrands, Inc.	1,013,293	-	(1,013,293	)(A)	-
32,006	-	(32,006	)(A)	-		Hasbro, Inc.	1,760,650	-	(1,760,650	)(A)	-
14,140	-	(14,140	)(A)	-	@	Hilton Worldwide Holdings, Inc.	314,615	-	(314,615	)(A)	-
88,220	-	(88,220	)(A)	-		Johnson Controls, Inc.	4,525,686	-	(4,525,686	)(A)	-
35,173	-	(35,173	)(A)	-		Kohl's Corp.	1,996,068	-	(1,996,068	)(A)	-
53,220	-	(53,220	)(A)	-		Macy's, Inc.	2,841,948	-	(2,841,948	)(A)	-
31,570	-	(31,570	)(A)	-		Magna International, Inc.	2,588,606	-	(2,588,606	)(A)	-
27,906	-	(27,906	)(A)	-		McDonald's Corp.	2,707,719	-	(2,707,719	)(A)	-
9,853	-	(9,853	)(A)	-		McGraw-Hill Cos., Inc.	770,505	-	(770,505	)(A)	-
45,717	-	(45,717	)(A)	-		Omnicom Group, Inc.	3,399,973	-	(3,399,973	)(A)	-
27,860	-	(27,860	)(A)	-		Regal Entertainment Group	541,877	-	(541,877	)(A)	-
89,254	-	(89,254	)(A)	-		Staples, Inc.	1,418,246	-	(1,418,246	)(A)	-
80,390	-	(80,390	)(A)	-		Target Corp.	5,086,275	-	(5,086,275	)(A)	-
-	100,294	103,844	(A)	204,138		Thomson Reuters Corp.	-	3,792,714	3,926,966	(A)	7,719,680
38,690	70,802	34,618	(A)	144,110		Time Warner Cable, Inc.	5,242,495	9,593,671	4,690,765	(A)	19,526,931
27,710	52,270	26,410.21	(A)	106,390		Time Warner, Inc.	1,931,941	3,644,264	1,841,320	(A)	7,417,525
26,870	-	(26,870	)(A)	-		Twenty-First Century Fox, Inc.	945,287	-	(945,287	)(A)	-
18,437	155,290	142,350	(A)	316,077		Viacom - Class B	1,610,288	13,563,029	12,432,835	(A)	27,606,152
76,647	-	(76,647	)(A)	-		Walt Disney Co.	5,855,831	-	(5,855,831	)(A)	-
6,889	-	(6,889	)(A)	-		Wynn Resorts Ltd.	1,337,913	-	(1,337,913	)(A)	-
							68,239,056	69,684,888	3,912,485		141,836,429

						Consumer Staples: 5.5%
91,787	-	(91,787	)(A)	-		Altria Group, Inc.	3,523,703	-	(3,523,703	)(A)	-
-	163,280	169,060	(A)	332,340		Archer-Daniels-Midland Co.	-	7,086,352	7,337,189	(A)	14,423,541
-	603,370	624,728	(A)	1,228,098		Avon Products, Inc.	-	10,390,031	10,757,809	(A)	21,147,840
28,683	-	(28,683	)(A)	-		Coca-Cola Co.	1,184,896	-	(1,184,896	)(A)	-
15,967	-	(15,967	)(A)	-		Coca-Cola Enterprises, Inc.	704,624	-	(704,624	)(A)	-
123,168	-	(123,168	)(A)	-		CVS Caremark Corp.	8,815,134	-	(8,815,134	)(A)	-
137,817	-	(137,817	)(A)	-	@	Diageo PLC	4,567,082	-	(4,567,082	)(A)	-
17,393	-	(17,393	)(A)	-		Dr Pepper Snapple Group, Inc.	847,387	-	(847,387	)(A)	-
97,210	-	(97,210	)(A)	-		General Mills, Inc.	4,851,751	-	(4,851,751	)(A)	-
36,234	-	(36,234	)(A)	-		Groupe Danone	2,614,000	-	(2,614,000	)(A)	-
9,343	-	(9,343	)(A)	-		Imperial Tobacco Group PLC	362,212	-	(362,212	)(A)	-
10,890	-	(10,890	)(A)	-		Ingredion, Inc.	745,529	-	(745,529	)(A)	-
39,400	-	(39,400	)(A)	-		Japan Tobacco, Inc.	1,282,027	-	(1,282,027	)(A)	-

12

PORTFOLIO OF INVESTMENTS

as of December 31, 2013 (Unaudited)

				Invesco Portfolio							Invesco Portfolio
MFS	Invesco	Pro Forma		Pro Forma					Pro Forma		Pro Forma
Portfolio	Portfolio	adjustments		Combined			MFS Portfolio	Invesco Portfolio	adjustments		Combined
8,882	-	(8,882	)(A)	-		Kellogg Co.	542,424	-	(542,424	)(A)	-
5,762	-	(5,762	)(A)	-		Kraft Foods Group, Inc.	310,687	-	(310,687	)(A)	-
98,290	-	(98,290	)(A)	-		Kroger Co.	3,885,404	-	(3,885,404	)(A)	-
137,190	-	(137,190	)(A)	-		Lorillard, Inc.	6,952,789	-	(6,952,789	)(A)	-
31,337	302,453	281,822	(A)	615,612		Mondelez International, Inc.	1,106,196	10,676,591	9,948,317	(A)	21,731,104
79,456	-	(79,456	)(A)	-		Nestle S.A.	5,823,335	-	(5,823,335	)(A)	-
177,508	-	(177,508	)(A)	-		Philip Morris International, Inc.	15,466,272	-	(15,466,272	)(A)	-
63,244	111,604	52,310	(A)	227,158		Procter & Gamble Co.	5,148,694	9,085,682	4,258,596	(A)	18,492,972
13,082	-	(13,082	)(A)	-		Reckitt Benckiser PLC	1,039,185	-	(1,039,185	)(A)	-
-	173,470	179,610	(A)	353,080		Sysco Corp.	-	6,262,267	6,483,934	(A)	12,746,201
33,920	-	(33,920	)(A)	-		Tyson Foods, Inc.	1,134,963	-	(1,134,963	)(A)	-
-	104,186	107,874	(A)	212,060		Unilever NV ADR	-	4,191,403	4,339,767	(A)	8,531,170
14,473	-	(14,473	)(A)	-		Walgreen Co.	831,329	-	(831,329	)(A)	-
							71,739,623	47,692,326	(22,359,121)		97,072,828

						Energy: 6.4%
26,480	61,826	37,534	(A)	125,840		Anadarko Petroleum Corp.	2,100,394	4,904,038	2,977,233	(A)	9,981,665
1,190	-	(1,190	)(A)	-	@	Antero Resources Corp.	75,494	-	(75,494	)(A)	-
34,043	74,789	43,393	(A)	152,225		Apache Corp.	2,925,656	6,427,367	3,729,222	(A)	13,082,245
-	135,910	140,721	(A)	276,631		Baker Hughes, Inc.	-	7,510,387	7,776,234	(A)	15,286,621
25,000	194,520	176,405	(A)	395,925		Canadian Natural Resources Ltd.	846,000	6,581,359	5,968,321	(A)	13,395,680
73,291	-	(73,291	)(A)	-		Chevron Corp.	9,154,779	-	(9,154,779	)(A)	-
3,885	-	(3,885	)(A)	-		EOG Resources, Inc.	652,058	-	(652,058	)(A)	-
15,607	-	(15,607	)(A)	-		EQT Corp.	1,401,196	-	(1,401,196	)(A)	-
160,474	-	(160,474	)(A)	-		ExxonMobil Corp.	16,239,969	-	(16,239,969	)(A)	-
-	54,555	56,486	(A)	111,041		Halliburton Co.	-	2,768,666	2,866,669	(A)	5,635,335
17,170	-	(17,170	)(A)	-		Marathon Petroleum Corp.	1,575,004	-	(1,575,004	)(A)	-
29,163	-	(29,163	)(A)	-	@	Noble Corp. PLC	1,092,738	-	(1,092,738	)(A)	-
42,670	-	(42,670	)(A)	-		Noble Energy, Inc.	2,906,254	-	(2,906,254	)(A)	-
44,303	70,416	28,606	(A)	143,325		Occidental Petroleum Corp.	4,213,215	6,696,562	2,720,387	(A)	13,630,164
89,970	-	(89,970	)(A)	-		Petroleo Brasileiro SA	1,321,659	-	(1,321,659	)(A)	-
76,565	323,806	258,703	(A)	659,074	@	Royal Dutch Shell PLC - Class A	2,743,971	11,604,707	9,271,511	(A)	23,620,189
9,940	-	(9,940	)(A)	-		Schlumberger Ltd.	895,693	-	(895,693	)(A)	-
-	148,937	154,209	(A)	303,146	@	Total S.A.	-	9,141,707	9,465,298	(A)	18,607,005
16,370	-	(16,370	)(A)	-	@	Transocean Ltd.	809,005	-	(809,005	)(A)	-
62,030	-	(62,030	)(A)	-		Valero Energy Corp.	3,126,312	-	(3,126,312	)(A)	-
46,302	-	(46,302	)(A)	-		Williams Cos., Inc.	1,785,868	-	(1,785,868	)(A)	-
							53,865,265	55,634,793	3,738,846		113,238,904

						Financials: 17.5%
52,073	-	(52,073	)(A)	-		ACE Ltd.	5,391,118	-	(5,391,118	)(A)	-
16,060	-	(16,060	)(A)	-		American Capital Agency Corp.	309,798	-	(309,798	)(A)	-
12,623	-	(12,623	)(A)	-		American Express Co.	1,145,286	-	(1,145,286	)(A)	-
29,270	-	(29,270	)(A)	-		American International Group, Inc.	1,494,234	-	(1,494,234	)(A)	-
101,240	-	(101,240	)(A)	-		Annaly Capital Management, Inc.	1,009,363	-	(1,009,363	)(A)	-
38,500	63,427	27,172.14	(A)	129,099	@	Aon PLC	3,229,765	5,320,892	2,279,472	(A)	10,830,129
154,158	339,725	197,592.31	(A)	691,475		Bank of America Corp.	2,400,240	5,289,518	3,076,512	(A)	10,766,270
170,975	-	(170,975	)(A)	-		Bank of New York Mellon Corp.	5,973,867	-	(5,973,867	)(A)	-
39,270	161,476	127,922	(A)	328,668		BB&T Corp.	1,465,556	6,026,284	4,774,042	(A)	12,265,882

13

PORTFOLIO OF INVESTMENTS

as of December 31, 2013 (Unaudited)

				Invesco Portfolio							Invesco Portfolio
MFS	Invesco	Pro Forma		Pro Forma					Pro Forma		Pro Forma
Portfolio	Portfolio	adjustments		Combined			MFS Portfolio	Invesco Portfolio	adjustments		Combined
10,137	-	(10,137	)(A)	-		Blackrock, Inc.	3,208,056	-	(3,208,056	)(A)	-
192,000	-	(192,000	)(A)	-		BOC Hong Kong Holdings Ltd.	616,639	-	(616,639	)(A)	-
-	358,766	371,465	(A)	730,231		Charles Schwab Corp.	-	9,327,916	9,658,098	(A)	18,986,014
12,723	39,886	28,575	(A)	81,184		Chubb Corp.	1,229,423	3,854,184	2,761,188	(A)	7,844,795
-	392,451	406,343	(A)	798,794		Citigroup, Inc.	-	20,450,622	21,174,517	(A)	41,625,139
-	54,183	56,101	(A)	110,284		CME Group, Inc.	-	4,251,198	4,401,679	(A)	8,652,877
-	124,398	128,801	(A)	253,199		Comerica, Inc.	-	5,913,881	6,123,216	(A)	12,037,097
20,714	-	(20,714	)(A)	-		Corio NV	929,589	-	(929,589	)(A)	-
83,810	-	(83,810	)(A)	-		Delta Lloyd NV	2,081,332	-	(2,081,332	)(A)	-
39,920	-	(39,920	)(A)	-		Digital Realty Trust, Inc.	1,960,870	-	(1,960,870	)(A)	-
12,140	-	(12,140	)(A)	-		Discover Financial Services	679,233	-	(679,233	)(A)	-
14,080	-	(14,080	)(A)	-		EPR Properties	692,173	-	(692,173	)(A)	-
9,183	-	(9,183	)(A)	-	@	Everest Re Group Ltd.	1,431,354	-	(1,431,354	)(A)	-
28,260	227,799	207,602	(A)	463,661		Fifth Third Bancorp.	594,308	4,790,613	4,365,879	(A)	9,750,800
59,313	-	(59,313	)(A)	-		Franklin Resources, Inc.	3,424,139	-	(3,424,139	)(A)	-
38,551	30,688	(6,777	)(A)	62,462		Goldman Sachs Group, Inc.	6,833,550	5,439,755	(1,201,243	)(A)	11,072,062
74,745	-	(74,745	)(A)	-	@	HSBC Holdings PLC	820,267	-	(820,267	)(A)	-
347,500	429,589	97,295	(A)	874,384		JPMorgan Chase & Co.	20,321,800	25,122,365	5,689,827	(A)	51,133,992
-	223,544	231,457	(A)	455,001		Marsh & McLennan Cos., Inc.	-	10,810,588	11,193,253	(A)	22,003,841
174,360	-	(174,360	)(A)	-		Metlife, Inc.	9,401,491	-	(9,401,491	)(A)	-
704,000	-	(704,000	)(A)	-		Mizuho Financial Group, Inc.	1,528,406	-	(1,528,406	)(A)	-
9,727	-	(9,727	)(A)	-		Moody's Corp.	763,278	-	(763,278	)(A)	-
49,637	412,461	377,424	(A)	839,522		Morgan Stanley	1,556,616	12,934,777	11,836,016	(A)	26,327,409
19,341	-	(19,341	)(A)	-		Nasdaq Stock Market, Inc.	769,772	-	(769,772	)(A)	-
-	94,263	97,600	(A)	191,863		Northern Trust Corp.	-	5,833,937	6,040,442	(A)	11,874,379
28,164	135,983	112,632	(A)	276,779		PNC Financial Services Group, Inc.	2,184,963	10,549,561	8,738,023	(A)	21,472,547
68,590	-	(68,590	)(A)	-		Prudential Financial, Inc.	6,325,370	-	(6,325,370	)(A)	-
56,257	82,463	29,125	(A)	167,845		State Street Corp.	4,128,701	6,051,959	2,137,481	(A)	12,318,141
24,500	-	(24,500	)(A)	-		Sumitomo Mitsui Financial Group, Inc.	1,274,083	-	(1,274,083	)(A)	-
22,043	-	(22,043	)(A)	-		SunTrust Bank	811,403	-	(811,403	)(A)	-
47,874	-	(47,874	)(A)	-		Travelers Cos., Inc.	4,334,512	-	(4,334,512	)(A)	-
23,700	-	(23,700	)(A)	-		US Bancorp.	957,480	-	(957,480	)(A)	-
61,760	-	(61,760	)(A)	-	@	Validus Holdings Ltd.	2,488,310	-	(2,488,310	)(A)	-
309,710	147,837	(156,640	)(A)	300,907		Wells Fargo & Co.	14,060,834	6,711,800	(7,111,455	)(A)	13,661,179
-	85,987	89,031	(A)	175,018	@	Willis Group Holdings PLC	-	3,853,077	3,989,465	(A)	7,842,542
6,518	-	(6,518	)(A)	-		Zurich Insurance Group AG	1,890,638	-	(1,890,638	)(A)	-
							119,717,817	152,532,927	38,214,351		310,465,095

						Health Care: 7.9%
118,583	-	(118,583	)(A)	-		Abbott Laboratories	4,545,286	-	(4,545,286	)(A)	-
17,113	-	(17,113	)(A)	-		AbbVie, Inc.	903,738	-	(903,738	)(A)	-
14,913	-	(14,913	)(A)	-		AmerisourceBergen Corp.	1,048,533	-	(1,048,533	)(A)	-
-	75,469	78,140	(A)	153,609		Amgen, Inc.	-	8,615,541	8,920,507	(A)	17,536,048
9,043	-	(9,043	)(A)	-		Bayer AG	1,269,738	-	(1,269,738	)(A)	-
76,140	115,700	43,655	(A)	235,495		Bristol-Myers Squibb Co.	4,046,841	6,149,455	2,320,288	(A)	12,516,584
-	56,239	58,230	(A)	114,469		Cigna Corp.	-	4,919,787	5,093,934	(A)	10,013,721
52,214	-	(52,214	)(A)	-	@	Covidien PLC	3,555,773	-	(3,555,773	)(A)	-
49,480	94,591	48,459	(A)	192,530		Eli Lilly & Co.	2,523,480	4,824,141	2,471,422	(A)	9,819,043

14

PORTFOLIO OF INVESTMENTS

as of December 31, 2013 (Unaudited)

				Invesco Portfolio							Invesco Portfolio
MFS	Invesco	Pro Forma		Pro Forma					Pro Forma		Pro Forma
Portfolio	Portfolio	adjustments		Combined			MFS Portfolio	Invesco Portfolio	adjustments		Combined
41,030	-	(41,030	)(A)	-	@	Express Scripts Holding Co.	2,881,947	-	(2,881,947	)(A)	-
143,240	-	(143,240	)(A)	-		Johnson & Johnson	13,119,352	-	(13,119,352	)(A)	-
36,020	146,013	115,161	(A)	297,194		Medtronic, Inc.	2,067,188	8,379,686	6,609,116	(A)	17,055,990
79,840	194,266	121,302	(A)	395,408		Merck & Co., Inc.	3,995,992	9,723,013	6,071,189	(A)	19,790,194
-	90,840	94,055	(A)	184,895		Novartis AG	-	7,280,770	7,538,489	(A)	14,819,259
-	7,982	8,265	(A)	16,247		Novartis AG ADR	-	641,593	664,304	(A)	1,305,897
471,598	208,720	(255,490	)(A)	424,828		Pfizer, Inc.	14,445,047	6,393,094	(7,825,655	)(A)	13,012,486
11,890	-	(11,890	)(A)	-		Quest Diagnostics	636,591	-	(636,591	)(A)	-
3,780	-	(3,780	)(A)	-		Roche Holding AG - Genusschein	1,058,877	-	(1,058,877	)(A)	-
53,933	-	(53,933	)(A)	-		St. Jude Medical, Inc.	3,341,149	-	(3,341,149	)(A)	-
49,820	-	(49,820	)(A)	-		Thermo Fisher Scientific, Inc.	5,547,457	-	(5,547,457	)(A)	-
-	73,652	76,259	(A)	149,911		UnitedHealth Group, Inc.	-	5,545,996	5,742,309	(A)	11,288,305
8,070	-	(8,070	)(A)	-	@	Valeant Pharmaceuticals International	947,418	-	(947,418	)(A)	-
-	72,492	75,058	(A)	147,550		WellPoint, Inc.	-	6,697,536	6,934,610	(A)	13,632,146
3,997	-	(3,997	)(A)	-		Zoetis, Inc.	130,662	-	(130,662	)(A)	-
							66,065,069	69,170,612	5,553,992		140,789,673

						Industrials: 4.7%
51,807	-	(51,807	)(A)	-		3M Co.	7,265,932	-	(7,265,932	)(A)	-
-	31,623	32,742	(A)	64,365	@	Allegion Public Ltd.	-	1,397,420	1,446,885	(A)	2,844,305
20,584	-	(20,584	)(A)	-		Canadian National Railway Co.	1,173,700	-	(1,173,700	)(A)	-
6,282	-	(6,282	)(A)	-	@	Copa Holdings S.A.	1,005,811	-	(1,005,811	)(A)	-
-	207,180	214,514	(A)	421,694		CSX Corp.	-	5,960,569	6,171,557	(A)	12,132,126
21,617	-	(21,617	)(A)	-		Cummins, Inc.	3,047,348	-	(3,047,348	)(A)	-
92,794	-	(92,794	)(A)	-		Danaher Corp.	7,163,697	-	(7,163,697	)(A)	-
43,077	-	(43,077	)(A)	-	@	Eaton Corp. PLC	3,279,021	-	(3,279,021	)(A)	-
11,350	-	(11,350	)(A)	-		Fluor Corp.	911,292	-	(911,292	)(A)	-
11,307	50,276	40,749	(A)	102,332		General Dynamics Corp.	1,080,384	4,803,872	3,893,532	(A)	9,777,788
-	490,366	507,724	(A)	998,090		General Electric Co.	-	13,744,959	14,231,493	(A)	27,976,452
75,004	-	(75,004	)(A)	-		Honeywell International, Inc.	6,853,115	-	(6,853,115	)(A)	-
27,833	-	(27,833	)(A)	-		Illinois Tool Works, Inc.	2,340,199	-	(2,340,199	)(A)	-
-	88,925	92,073	(A)	180,998	@	Ingersoll-Rand PLC - Class A	-	5,477,780	5,671,678	(A)	11,149,458
78,390	-	(78,390	)(A)	-		Lockheed Martin Corp.	11,653,457	-	(11,653,457	)(A)	-
26,035	-	(26,035	)(A)	-		Northrop Grumman Corp.	2,983,871	-	(2,983,871	)(A)	-
24,299	-	(24,299	)(A)	-	@	Pentair Ltd.	1,887,303	-	(1,887,303	)(A)	-
3,579	-	(3,579	)(A)	-		Precision Castparts Corp.	963,825	-	(963,825	)(A)	-
11,829	-	(11,829	)(A)	-		Siemens AG	1,621,983	-	(1,621,983	)(A)	-
25,592	-	(25,592	)(A)	-		Stanley Black & Decker, Inc.	2,065,018	-	(2,065,018	)(A)	-
75,240	229,034	161,901	(A)	466,175	@	Tyco International Ltd.	3,087,850	9,399,555	6,644,423	(A)	19,131,828
5,089	-	(5,089	)(A)	-		Union Pacific Corp.	854,952	-	(854,952	)(A)	-
43,876	-	(43,876	)(A)	-		United Parcel Service, Inc. - Class B	4,610,490	-	(4,610,490	)(A)	-
67,297	-	(67,297	)(A)	-		United Technologies Corp.	7,658,399	-	(7,658,399	)(A)	-
							71,507,647	40,784,155	(29,279,845)		83,011,957

						Information Technology: 7.9%
57,850	-	(57,850	)(A)	-		Accenture PLC	4,756,427	-	(4,756,427	)(A)	-
-	177,878	184,174	(A)	362,052	@	Adobe Systems, Inc.	-	10,651,335	11,028,363	(A)	21,679,698
-	159,529	165,176	(A)	324,705	@	Amdocs Ltd.	-	6,578,976	6,811,854	(A)	13,390,830

15

PORTFOLIO OF INVESTMENTS

as of December 31, 2013 (Unaudited)

				Invesco Portfolio							Invesco Portfolio
MFS	Invesco	Pro Forma		Pro Forma					Pro Forma		Pro Forma
Portfolio	Portfolio	adjustments		Combined			MFS Portfolio	Invesco Portfolio	adjustments		Combined
2,297	-	(2,297	)(A)	-		Apple, Inc.	1,288,871	-	(1,288,871	)(A)	-
-	611,117	632,749	(A)	1,243,866		Applied Materials, Inc.	-	10,810,660	11,193,327	(A)	22,003,987
-	20,833	21,570	(A)	42,403		Broadcom Corp.	-	617,698	639,563	(A)	1,257,261
38,940	-	(38,940	)(A)	-		CA, Inc.	1,310,331	-	(1,310,331	)(A)	-
21,500	-	(21,500	)(A)	-		Canon, Inc.	686,030	-	(686,030	)(A)	-
-	365,686	378,630	(A)	744,316		Corning, Inc.	-	6,516,525	6,747,192	(A)	13,263,717
-	247,005	255,748	(A)	502,753	@	eBay, Inc.	-	13,558,104	14,038,023	(A)	27,596,127
36,100	-	(36,100	)(A)	-		EMC Corp.	907,915	-	(907,915	)(A)	-
25,760	-	(25,760	)(A)	-	@	Facebook, Inc.	1,408,042	-	(1,408,042	)(A)	-
9,907	-	(9,907	)(A)	-		Fidelity National Information Services, Inc.	531,808	-	(531,808	)(A)	-
17,826	-	(17,826	)(A)	-	@	Fiserv, Inc.	1,052,625	-	(1,052,625	)(A)	-
2,411	-	(2,411	)(A)	-	@	Google, Inc. – Class A	2,702,032	-	(2,702,032	)(A)	-
235,809	-	(235,809	)(A)	-		Hewlett-Packard Co.	6,597,936	-	(6,597,936	)(A)	-
31,000	-	(31,000	)(A)	-		Hoya Corp.	862,169	-	(862,169	)(A)	-
83,438	-	(83,438	)(A)	-		Intel Corp.	2,166,050	-	(2,166,050	)(A)	-
23,106	-	(23,106	)(A)	-		International Business Machines Corp.	4,333,992	-	(4,333,992	)(A)	-
96,720	-	(96,720	)(A)	-		Microchip Technology, Inc.	4,328,220	-	(4,328,220	)(A)	-
68,150	163,603	101,244	(A)	332,997		Microsoft Corp.	2,550,855	6,123,660	3,789,566	(A)	12,464,081
120,570	-	(120,570	)(A)	-		Oracle Corp.	4,613,008	-	(4,613,008	)(A)	-
104,190	335,423	243,106	(A)	682,719		Symantec Corp.	2,456,800	7,909,274	5,732,440	(A)	16,098,514
65,160	-	(65,160	)(A)	-		Taiwan Semiconductor Manufacturing Co., Ltd.	1,136,390	-	(1,136,390	)(A)	-
-	135,779	140,585	(A)	276,364		Texas Instruments, Inc.	-	5,962,056	6,173,096	(A)	12,135,152
12,211	-	(12,211	)(A)	-		Visa, Inc.	2,719,145	-	(2,719,145	)(A)	-
17,480	-	(17,480	)(A)	-		Western Digital Corp.	1,466,572	-	(1,466,572	)(A)	-
31,704	-	(31,704	)(A)	-		Western Union Co.	546,894	-	(546,894	)(A)	-
74,060	-	(74,060	)(A)	-	@	Yahoo!, Inc.	2,994,986	-	(2,994,986	)(A)	-
							51,417,098	68,728,288	19,743,981		139,889,367

						Materials: 1.8%
20,160	-	(20,160	)(A)	-		Air Products & Chemicals, Inc.	2,253,485	-	(2,253,485	)(A)	-
20,290	-	(20,290	)(A)	-		Celanese Corp.	1,122,240	-	(1,122,240	)(A)	-
12,150	-	(12,150	)(A)	-	@	Crown Holdings, Inc.	541,526	-	(541,526	)(A)	-
-	176,213	182,450	(A)	358,663		Dow Chemical Co.	-	7,823,857	8,100,800	(A)	15,924,657
13,070	-	(13,070	)(A)	-		FMC Corp.	986,262	-	(986,262	)(A)	-
-	99,994	103,534	(A)	203,528		Freeport-McMoRan Copper & Gold, Inc.	-	3,773,774	3,907,355	(A)	7,681,129
13,560	-	(13,560	)(A)	-	@	LyondellBasell Industries NV - Class A	1,088,597	-	(1,088,597	)(A)	-
12,380	-	(12,380	)(A)	-		Packaging Corp. of America	783,406	-	(783,406	)(A)	-
27,269	23,490	(2,948	)(A)	47,811		PPG Industries, Inc.	5,171,839	4,455,113	(559,027	)(A)	9,067,925
24,740	-	(24,740	)(A)	-	@	Rio Tinto PLC	1,398,055	-	(1,398,055	)(A)	-
119,700	-	(119,700	)(A)	-		Vale SA	1,825,425	-	(1,825,425	)(A)	-
2,420	-	(2,420	)(A)	-		Valspar Corp.	172,522	-	(172,522	)(A)	-
							15,343,357	16,052,744	1,277,610		32,673,711

16

PORTFOLIO OF INVESTMENTS

as of December 31, 2013 (Unaudited)

				Invesco Portfolio							Invesco Portfolio
MFS	Invesco	Pro Forma		Pro Forma					Pro Forma		Pro Forma
Portfolio	Portfolio	adjustments		Combined			MFS Portfolio	Invesco Portfolio	adjustments		Combined
						Telecommunication Services: 1.5%
105,804	-	(105,804	)(A)	-		AT&T, Inc.	3,720,068	-	(3,720,068	)(A)	-
241,370	-	(241,370	)(A)	-		Bezeq Israeli Telecommunication Corp., Ltd.	409,330	-	(409,330	)(A)	-
59,848	-	(59,848	)(A)	-		CenturyTel, Inc.	1,906,159	-	(1,906,159	)(A)	-
566,610	-	(566,610	)(A)	-	L	Frontier Communications Corp.	2,634,737	-	(2,634,737	)(A)	-
156,211	-	(156,211	)(A)	-		TDC A/S	1,515,227	-	(1,515,227	)(A)	-
58,324	-	(58,324	)(A)	-		Tele2 AB	662,426	-	(662,426	)(A)	-
875,116	-	(875,116	)(A)	-		Telecom Italia S.p.A. RNC	686,651	-	(686,651	)(A)	-
40,540	-	(40,540	)(A)	-		Telefonica Brasil SA	779,179	-	(779,179	)(A)	-
103,910	54,408	(47,576	)(A)	110,742		Verizon Communications, Inc.	5,106,137	2,673,609	(2,337,890	)(A)	5,441,856
602,564	-	(602,564	)(A)	-		Vodafone Group PLC	2,372,423	-	(2,372,423	)(A)	-
-	260,615	269,840	(A)	530,455		Vodafone Group PLC ADR	-	10,244,776	10,607,413	(A)	20,852,189
							19,792,337	12,918,385	(6,416,677)		26,294,045

						Utilities: 1.0%
45,550	-	(45,550	)(A)	-		American Electric Power Co., Inc.	2,129,006	-	(2,129,006	)(A)	-
20,080	-	(20,080	)(A)	-		Duke Energy Corp.	1,385,721	-	(1,385,721	)(A)	-
95,110	-	(95,110	)(A)	-		E.ON AG	1,758,392	-	(1,758,392	)(A)	-
-	51,517	53,340.56	(A)	104,858		Edison International	-	2,385,237	2,469,668	(A)	4,854,905
-	44,611	46,190	(A)	90,801		FirstEnergy Corp.	-	1,471,271	1,523,350	(A)	2,994,621
82,959	-	(82,959	)(A)	-		Gaz de France	1,951,156	-	(1,951,156	)(A)	-
28,230	-	(28,230	)(A)	-		NRG Energy, Inc.	810,766	-	(810,766	)(A)	-
37,670	-	(37,670	)(A)	-		Pacific Gas & Electric Co.	1,517,348	-	(1,517,348	)(A)	-
-	84,533	87,525	(A)	172,058		Pinnacle West Capital Corp.	-	4,473,486	4,631,835	(A)	9,105,321
86,690	-	(86,690	)(A)	-		PPL Corp.	2,608,502	-	(2,608,502	)(A)	-
36,856	-	(36,856	)(A)	-		Public Service Enterprise Group, Inc.	1,180,866	-	(1,180,866	)(A)	-
							13,341,757	8,329,994	(4,716,904)		16,954,847

							551,029,026	541,529,112	9,668,718		1,102,226,856

				PREFERRED STOCK: 1.2%
						Energy: 0.6%
-	88,000	91,115	(A)	179,115	@,P	El Paso Energy Capital Trust I	-	4,939,440	5,114,283	(A)	10,053,723

						Financials: 0.6%
-	35,144	36,388	(A)	71,532	@	Keycorp	-	4,533,576	4,694,052	(A)	9,227,628
-	27,000	27,956	(A)	54,956	@,P	Wells Fargo & Co.	-	636,390	658,916	(A)	1,295,306
							-	5,169,966	5,352,968		10,522,934

						Industrials: 0.0%
4,347	-	(4,347	)(A)	-	@	United Technologies Corp.	284,598	-	(284,598	)(A)	-

						Utilities: 0.0%
256,039	-	(256,039	)(A)	-		Cia Energetica de Minas Gerais	1,520,440	-	(1,520,440	)(A)	-
23,760	-	(23,760	)(A)	-	@	PPL Corp.	1,256,429	-	(1,256,429	)(A)	-
							2,776,869	-	(2,776,869)		-

17

PORTFOLIO OF INVESTMENTS

as of December 31, 2013 (Unaudited)

				Invesco Portfolio							Invesco Portfolio
MFS	Invesco	Pro Forma		Pro Forma					Pro Forma		Pro Forma
Portfolio	Portfolio	adjustments		Combined			MFS Portfolio	Invesco Portfolio	adjustments		Combined
							3,061,467	10,109,406	7,405,784		20,576,657

				CORPORATE BONDS/NOTES: 20.7%
						Basic Materials: 1.0%
-	300,000	310,619	(A)	610,619	#	Anglo American Capital PLC,9.375%, 04/08/19	-	380,351	393,814	(A)	774,165
-	460,000	476,283	(A)	936,283		ArcelorMittal,10.350%, 06/01/19	-	584,200	604,879	(A)	1,189,079
-	570,000	590,176	(A)	1,160,176		ArcelorMittal,4.250%, 08/05/15	-	592,088	613,046	(A)	1,205,134
-	80,000	82,832	(A)	162,832		ArcelorMittal,7.250%, 03/01/41	-	76,800	79,519	(A)	156,319
-	350,000	362,389	(A)	712,389		Barrick North America Finance, LLC,5.700%, 05/30/41	-	300,747	311,393	(A)	612,140
-	285,000	295,088	(A)	580,088		Dow Chemical Co.,4.375%, 11/15/42	-	250,299	259,159	(A)	509,458
860,000	-	(860,000	)(A)	-		Freeport-McMoRan Copper & Gold, Inc.,3.875%, 03/15/23	813,531	-	(813,531	)(A)	-
-	390,000	403,805	(A)	793,805		Freeport-McMoRan Copper & Gold, Inc.,1.400%, 02/13/15	-	392,285	406,171	(A)	798,456
-	735,000	761,018	(A)	1,496,018	#	Gold Fields Orogen Holding BVI Ltd.,4.875%, 10/07/20	-	597,378	618,524	(A)	1,215,902
-	195,000	201,902	(A)	396,902		International Paper Co.,6.000%, 11/15/41	-	211,807	219,304	(A)	431,111
-	285,000	295,089	(A)	580,089		Monsanto Co.,3.600%, 07/15/42	-	232,409	240,636	(A)	473,045
-	710,000	735,133	(A)	1,445,133		Newmont Mining Corp.,3.500%, 03/15/22	-	604,527	625,926	(A)	1,230,453
-	150,000	155,310	(A)	305,310		Rio Tinto Finance USA Ltd.,7.125%, 07/15/28	-	184,559	191,092	(A)	375,651
-	335,000	346,858	(A)	681,858		Rio Tinto Finance USA Ltd.,9.000%, 05/01/19	-	437,644	453,135	(A)	890,779
770,000	-	(770,000	)(A)	-		Rio Tinto Finance USA PLC,3.500%, 03/22/22	755,857	-	(755,857	)(A)	-
-	75,000	77,655	(A)	152,655		Southern Copper Corp.,5.375%, 04/16/20	-	80,424	83,271	(A)	163,695
-	105,000	108,717	(A)	213,717		Southern Copper Corp.,6.750%, 04/16/40	-	102,432	106,058	(A)	208,490
-	495,000	512,521	(A)	1,007,521		Southern Copper Corp.,5.250%, 11/08/42	-	402,664	416,917	(A)	819,581
-	1,700,000	1,760,175	(A)	3,460,175		United States Steel Corp.,2.750%, 04/01/19	-	2,258,875	2,338,833	(A)	4,597,708
198,000	-	(198,000	)(A)	-		Vale Overseas Ltd.,6.875%, 11/10/39	205,220	-	(205,220	)(A)	-
252,000	-	(252,000	)(A)	-		Vale Overseas Ltd.,4.625%, 09/15/20	259,055	-	(259,055	)(A)	-
-	420,000	434,867	(A)	854,867		Vale Overseas Ltd.,5.625%, 09/15/19	-	457,495	473,689	(A)	931,184
-	250,000	258,849	(A)	508,849		Vale SA,5.625%, 09/11/42	-	227,481	235,533	(A)	463,014
-	320,000	331,327	(A)	651,327	#	Xstrata Finance Canada Ltd.,2.050%, 10/23/15	-	324,216	335,692	(A)	659,908
-	320,000	331,327	(A)	651,327	#	Xstrata Finance Canada Ltd.,2.700%, 10/25/17	-	323,789	335,250	(A)	659,039

18

PORTFOLIO OF INVESTMENTS

as of December 31, 2013 (Unaudited)

				Invesco Portfolio							Invesco Portfolio
MFS	Invesco	Pro Forma		Pro Forma					Pro Forma		Pro Forma
Portfolio	Portfolio	adjustments		Combined			MFS Portfolio	Invesco Portfolio	adjustments		Combined
							2,033,663	9,022,470	7,308,178		18,364,311

						Communications: 2.2%
-	225,000	232,964	(A)	457,964		America Movil S.A.B de CV, 2.375%, 09/08/16	-	232,673	240,909	(A)	473,582
-	455,000	471,106	(A)	926,106		America Movil S.A.B de CV, 4.375%, 07/16/42	-	378,972	392,387	(A)	771,359
-	4,000	4,141	(A)	8,141		AT&T, Inc., 8.000%, 11/15/31	-	5,325	5,513	(A)	10,838
-	440,000	455,574	(A)	895,574		AT&T, Inc., 3.000%, 02/15/22	-	414,679	429,357	(A)	844,036
-	101,000	104,575	(A)	205,575		AT&T, Inc., 5.350%, 09/01/40	-	99,954	103,492	(A)	203,446
-	270,000	279,557	(A)	549,557		AT&T, Inc., 6.150%, 09/15/34	-	293,494	303,883	(A)	597,377
940,000	-	(940,000	)(A)	-		Baidu, Inc., 3.500%, 11/28/22	866,835	-	(866,835	)(A)	-
-	460,000	476,283	(A)	936,283		Baidu, Inc., 3.250%, 08/06/18	-	465,889	482,380	(A)	948,269
-	2,081,000	2,154,662	(A)	4,235,662		Ciena Corp., 4.000%, 12/15/20	-	3,072,076	3,180,819	(A)	6,252,895
840,000	-	(840,000	)(A)	-	L	Comcast Corp., 2.850%, 01/15/23	776,941	-	(776,941	)(A)	-
-	135,000	139,779	(A)	274,779		Comcast Corp., 6.450%, 03/15/37	-	156,704	162,251	(A)	318,955
-	550,000	569,469	(A)	1,119,469		Comcast Corp., 5.700%, 05/15/18	-	631,872	654,239	(A)	1,286,111
-	560,000	579,822	(A)	1,139,822		Comcast Corp., 4.250%, 01/15/33	-	520,298	538,715	(A)	1,059,013
-	106,000	109,752	(A)	215,752		Cox Communications, Inc., 5.450%, 12/15/14	-	110,801	114,723	(A)	225,524
-	60,000	62,124	(A)	122,124	#	Cox Communications, Inc., 8.375%, 03/01/39	-	72,992	75,576	(A)	148,568
-	340,000	352,035	(A)	692,035	#	C ox Communications, Inc., 4.700%, 12/15/42	-	285,606	295,716	(A)	581,322
605,000	435,000	(154,602	)(A)	885,398	#	Crown Castle Towers, LLC, 6.113%, 01/15/20	678,560	487,890	(173,400	)(A)	993,050
320,000	-	(320,000	)(A)	-	#	Crown Castle Towers, LLC, 4.883%, 08/15/20	335,805	-	(335,805	)(A)	-
-	345,000	357,212	(A)	702,212	#	Crown Castle Towers, LLC, 3.214%, 08/15/15	-	351,886	364,342	(A)	716,228
-	165,000	170,841	(A)	335,841		Deutsche Telekom International Finance BV, 8.750%, 06/15/30	-	232,815	241,056	(A)	473,871
-	285,000	295,088	(A)	580,088		DirecTV Financing Co., Inc., 1.750%, 01/15/18	-	279,721	289,622	(A)	569,343
-	185,000	191,549	(A)	376,549		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 2.400%, 03/15/17	-	188,419	195,089	(A)	383,508
-	310,000	320,973	(A)	630,973		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	-	278,473	288,330	(A)	566,803
470,000	-	(470,000	)(A)	-		DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc., 4.600%, 02/15/21	485,494	-	(485,494	)(A)	-
530,000	-	(530,000	)(A)	-		Discovery Communications LLC, 4.875%, 04/01/43	489,034	-	(489,034	)(A)	-
243,000	-	(243,000	)(A)	-		eBay, Inc., 1.350%, 07/15/17	241,728	-	(241,728	)(A)	-
-	285,000	295,089	(A)	580,089		Interpublic Group of Cos., Inc., 2.250%, 11/15/17	-	281,115	291,066	(A)	572,181
-	1,408,000	1,457,840	(A)	2,865,840	#	JDS Uniphase Corp., 0.625%, 08/15/33	-	1,415,040	1,465,129	(A)	2,880,169

19

PORTFOLIO OF INVESTMENTS

as of December 31, 2013 (Unaudited)

				Invesco Portfolio							Invesco Portfolio
MFS	Invesco	Pro Forma		Pro Forma					Pro Forma		Pro Forma
Portfolio	Portfolio	adjustments		Combined			MFS Portfolio	Invesco Portfolio	adjustments		Combined
-	509,000	527,017	(A)	1,036,017	#	Liberty Interactive LLC, 0.750%, 03/30/43	-	636,886	659,430	(A)	1,296,316
-	1,664,000	1,722,901	(A)	3,386,901	#	Liberty Media Corp., 1.375%, 10/15/23	-	1,665,040	1,723,978	(A)	3,389,018
-	200,000	207,079	(A)	407,079		NBCUniversal Media, LLC, 2.100%, 04/01/14	-	200,866	207,976	(A)	408,842
-	125,000	129,425	(A)	254,425		NBCUniversal Media, LLC, 5.150%, 04/30/20	-	139,752	144,699	(A)	284,451
-	210,000	217,434	(A)	427,434		NBCUniversal Media, LLC, 5.950%, 04/01/41	-	229,756	237,889	(A)	467,645
819,000	-	(819,000	)(A)	-		News America Holdings, 8.500%, 02/23/25	1,032,417	-	(1,032,417	)(A)	-
1,230,000	-	(1,230,000	)(A)	-		Rogers Communications, Inc., 6.800%, 08/15/18	1,466,754	-	(1,466,754	)(A)	-
-	415,000	429,689	(A)	844,689		Rogers Communications, Inc., 4.500%, 03/15/43	-	363,517	376,384	(A)	739,901
-	445,000	460,752	(A)	905,752		Time Warner Cable, Inc., 5.875%, 11/15/40	-	385,021	398,650	(A)	783,671
1,029,000	-	(1,029,000	)(A)	-		Time Warner Entertainment Co. LP, 8.375%, 07/15/33	1,121,251	-	(1,121,251	)(A)	-
-	160,000	165,663	(A)	325,663		Time Warner, Inc., 5.875%, 11/15/16	-	180,615	187,008	(A)	367,623
1,067,000	1,290,000	268,662	(A)	2,625,662		Verizon Communications, Inc., 6.400%, 09/15/33	1,227,403	1,483,928	309,052	(A)	3,020,383
-	280,000	289,911	(A)	569,911		Verizon Communications, Inc., 6.400%, 02/15/38	-	314,494	325,626	(A)	640,120
-	165,000	170,840	(A)	335,840		Verizon Communications, Inc., 3.000%, 04/01/16	-	172,146	178,239	(A)	350,385
-	935,000	968,097	(A)	1,903,097		Verizon Communications, Inc., 5.150%, 09/15/23	-	1,004,246	1,039,794	(A)	2,044,040
-	835,000	864,557	(A)	1,699,557		Verizon Communications, Inc., 6.550%, 09/15/43	-	977,132	1,011,720	(A)	1,988,852
-	1,170,000	1,211,415	(A)	2,381,415		Virgin Media Secured Finance PLC, 6.500%, 01/15/18	-	1,215,338	1,258,358	(A)	2,473,696
							8,722,222	19,225,431	11,183,738		39,131,391

						Consumer, Cyclical: 1.6%
-	580,000	600,530	(A)	1,180,530		Advance Auto Parts, Inc.,5.750%, 05/01/20	-	630,426	652,741	(A)	1,283,167
-	450,000	465,929	(A)	915,929		Advance Auto Parts, Inc.,4.500%, 12/01/23	-	449,940	465,867	(A)	915,807
-	315,000	326,150	(A)	641,150		Cintas Corp. No 2,2.850%, 06/01/16	-	325,090	336,597	(A)	661,687
-	263,168	272,484	(A)	535,652		Continental Airlines 2010-1 Class A Pass Through Trust,4.750%, 01/12/21	-	279,616	289,514	(A)	569,130
-	390,156	403,967	(A)	794,123		Continental Airlines 2012-1 Class A Pass Thru Trusts,4.150%, 04/11/24	-	392,107	405,987	(A)	798,094

20

PORTFOLIO OF INVESTMENTS

as of December 31, 2013 (Unaudited)

				Invesco Portfolio							Invesco Portfolio
MFS	Invesco	Pro Forma		Pro Forma					Pro Forma		Pro Forma
Portfolio	Portfolio	adjustments		Combined			MFS Portfolio	Invesco Portfolio	adjustments		Combined
-	687,333	711,663	(A)	1,398,996		CVS Pass-Through Trust,6.036%, 12/10/28	-	756,486	783,264	(A)	1,539,750
-	197,169	204,148	(A)	401,317		Delta Air Lines 2010-1 Class A Pass Through Trust,6.200%, 07/02/18	-	219,843	227,625	(A)	447,468
-	800,000	828,318	(A)	1,628,318		Ford Motor Co.,4.750%, 01/15/43	-	721,667	747,212	(A)	1,468,879
235,000	-	(235,000	)(A)	-		Home Depot, Inc.,5.950%, 04/01/41	272,914	-	(272,914	)(A)	-
520,000	-	(520,000	)(A)	-		Home Depot, Inc./The,3.750%, 02/15/24	517,767	-	(517,767	)(A)	-
-	1,400,000	1,449,556	(A)	2,849,556		International Game Technology,3.250%, 05/01/14	-	1,485,750	1,538,341	(A)	3,024,091
339,000	-	(339,000	)(A)	-		Limited Brands, Inc.,5.250%, 11/01/14	351,289	-	(351,289	)(A)	-
-	725,000	750,664	(A)	1,475,664		MDC Holdings, Inc.,6.000%, 01/15/43	-	625,629	647,775	(A)	1,273,404
-	4,434,000	4,590,951	(A)	9,024,951		MGM Resorts International,4.250%, 04/15/15	-	6,107,835	6,324,035	(A)	12,431,870
-	645,000	667,831	(A)	1,312,831		Target Corp.,2.900%, 01/15/22	-	618,917	640,825	(A)	1,259,742
530,000	-	(530,000	)(A)	-		The Gap, Inc.,5.950%, 04/12/21	585,792	-	(585,792	)(A)	-
540,000	-	(540,000	)(A)	-		Toyota Motor Credit Corp.,3.200%, 06/17/15	561,770	-	(561,770	)(A)	-
730,000	-	(730,000	)(A)	-		Toyota Motor Credit Corp.,3.400%, 09/15/21	741,304	-	(741,304	)(A)	-
-	225,000	232,964	(A)	457,964	#	Virgin Australia 2013-1A Trust,5.000%, 10/23/23	-	232,313	240,536	(A)	472,849
722,000	-	(722,000	)(A)	-	#	Volkswagen International Finance NV,2.375%, 03/22/17	742,138	-	(742,138	)(A)	-
1,779,000	-	(1,779,000	)(A)	-		Wal-Mart Stores, Inc.,5.250%, 09/01/35	1,932,985	-	(1,932,985	)(A)	-
-	50,000	51,770	(A)	101,770		Wal-Mart Stores, Inc.,6.500%, 08/15/37	-	62,559	64,773	(A)	127,332
-	555,000	574,646	(A)	1,129,646		Wyndham Worldwide Corp.,5.625%, 03/01/21	-	592,781	613,764	(A)	1,206,545
-	135,000	139,779	(A)	274,779		Wyndham Worldwide Corp.,2.950%, 03/01/17	-	136,978	141,827	(A)	278,805
							5,705,959	13,637,937	8,414,724		27,758,620

						Consumer, Non-cyclical: 4.8%
1,560,000	1,250,000	(265,753	)(A)	2,544,247		AbbVie, Inc.,1.200%, 11/06/15	1,576,573	1,263,280	(268,576	)(A)	2,571,277
-	610,000	631,592	(A)	1,241,592		Aetna, Inc.,3.950%, 09/01/20	-	638,249	660,841	(A)	1,299,090
-	225,000	232,965	(A)	457,965		Aetna, Inc.,4.125%, 11/15/42	-	196,839	203,807	(A)	400,646
870,000	-	(870,000	)(A)	-		Altria Group, Inc.,2.850%, 08/09/22	801,295	-	(801,295	)(A)	-
870,000	-	(870,000	)(A)	-		Anheuser-Busch InBev Worldwide, Inc.,8.000%, 11/15/39	1,254,102	-	(1,254,102	)(A)	-
-	375,000	388,274	(A)	763,274		Anheuser-Busch InBev Worldwide, Inc.,3.625%, 04/15/15	-	390,173	403,984	(A)	794,157

21

PORTFOLIO OF INVESTMENTS

as of December 31, 2013 (Unaudited)

				Invesco Portfolio							Invesco Portfolio
MFS	Invesco	Pro Forma		Pro Forma					Pro Forma		Pro Forma
Portfolio	Portfolio	adjustments		Combined			MFS Portfolio	Invesco Portfolio	adjustments		Combined
-	255,000	264,027	(A)	519,027		Anheuser-Busch InBev Worldwide, Inc.,0.800%, 07/15/15	-	256,367	265,442	(A)	521,809
-	110,000	113,893	(A)	223,893		Avon Products, Inc.,2.375%, 03/15/16	-	110,782	114,703	(A)	225,485
866,000	-	(866,000	)(A)	-	#	BAT International Finance PLC,3.250%, 06/07/22	829,724	-	(829,724	)(A)	-
510,000	-	(510,000	)(A)	-		Baxter International, Inc.,3.200%, 06/15/23	487,403	-	(487,403	)(A)	-
-	1,840,000	1,905,131	(A)	3,745,131		Brookdale Senior Living, Inc.,2.750%, 06/15/18	-	2,194,200	2,271,869	(A)	4,466,069
-	240,000	248,496	(A)	488,496		Brown-Forman Corp.,2.250%, 01/15/23	-	212,607	220,133	(A)	432,740
980,000	-	(980,000	)(A)	-		CareFusion Corp.,6.375%, 08/01/19	1,109,798	-	(1,109,798	)(A)	-
-	325,000	336,504	(A)	661,504		Celgene Corp.,4.000%, 08/15/23	-	320,107	331,438	(A)	651,545
434,000	-	(434,000	)(A)	-		ConAgra Foods, Inc.,3.200%, 01/25/23	403,077	-	(403,077	)(A)	-
-	240,000	248,495	(A)	488,495		Corn Products International, Inc.,6.625%, 04/15/37	-	267,289	276,750	(A)	544,039
-	750,000	776,548	(A)	1,526,548	#	Cubist Pharmaceuticals, Inc.,1.125%, 09/01/18	-	864,844	895,457	(A)	1,760,301
-	1,227,000	1,270,432	(A)	2,497,432	#	Cubist Pharmaceuticals, Inc.,1.875%, 09/01/20	-	1,405,682	1,455,439	(A)	2,861,121
880,000	-	(880,000	)(A)	-		Diageo Capital PLC,2.625%, 04/29/23	802,610	-	(802,610	)(A)	-
-	493,000	510,451	(A)	1,003,451		Edwards Lifesciences Corp.,2.875%, 10/15/18	-	490,415	507,774	(A)	998,189
965,000	-	(965,000	)(A)	-	#	ERAC USA Finance, LLC,7.000%, 10/15/37	1,142,225	-	(1,142,225	)(A)	-
1,100,000	-	(1,100,000	)(A)	-		Express Scripts Holding Co.,2.650%, 02/15/17	1,134,199	-	(1,134,199	)(A)	-
-	270,000	279,557	(A)	549,557		Express Scripts, Inc.,3.125%, 05/15/16	-	281,946	291,926	(A)	573,872
-	415,000	429,690	(A)	844,690	#	FBG Finance Ltd.,5.125%, 06/15/15	-	440,456	456,047	(A)	896,503
-	1,439,000	1,489,937	(A)	2,928,937		Gilead Sciences, Inc.,1.625%, 05/01/16	-	4,748,707	4,916,798	(A)	9,665,505
-	80,000	82,832	(A)	162,832		GlaxoSmithKline Capital, Inc.,6.375%, 05/15/38	-	97,936	101,403	(A)	199,339
-	295,000	305,442	(A)	600,442	#	Grupo Bimbo S.A.B de CV,4.875%, 06/30/20	-	307,869	318,767	(A)	626,636
-	1,992,000	2,062,511	(A)	4,054,511		HealthSouth Corp.,2.000%, 12/01/43	-	2,109,030	2,183,684	(A)	4,292,714
832,000	-	(832,000	)(A)	-		Hospira, Inc.,6.050%, 03/30/17	918,387	-	(918,387	)(A)	-
350,000	-	(350,000	)(A)	-		Kraft Foods Group, Inc.,3.500%, 06/06/22	341,218	-	(341,218	)(A)	-
-	100,000	103,540	(A)	203,540		Kraft Foods, Inc.,6.875%, 02/01/38	-	121,850	126,163	(A)	248,013
-	355,000	367,566	(A)	722,566		Kraft Foods, Inc.,6.875%, 01/26/39	-	434,125	449,492	(A)	883,617

22

PORTFOLIO OF INVESTMENTS

as of December 31, 2013 (Unaudited)

				Invesco Portfolio							Invesco Portfolio
MFS	Invesco	Pro Forma		Pro Forma					Pro Forma		Pro Forma
Portfolio	Portfolio	adjustments		Combined			MFS Portfolio	Invesco Portfolio	adjustments		Combined
-	395,000	408,982	(A)	803,982		Kraft Foods, Inc.,6.500%, 02/09/40	-	472,126	488,838	(A)	960,964
-	890,000	921,504	(A)	1,811,504		Kroger Co/The,3.300%, 01/15/21	-	884,380	915,685	(A)	1,800,065
-	3,470,000	3,592,828	(A)	7,062,828		LifePoint Hospitals, Inc.,3.500%, 05/15/14	-	3,788,806	3,922,919	(A)	7,711,725
-	210,000	217,433	(A)	427,433		Medco Health Solutions, Inc.,2.750%, 09/15/15	-	216,867	224,543	(A)	441,410
-	390,000	403,805	(A)	793,805		Medtronic, Inc.,4.000%, 04/01/43	-	343,815	355,985	(A)	699,800
-	465,000	481,460	(A)	946,460		Moody's Corp.,4.500%, 09/01/22	-	458,052	474,266	(A)	932,318
-	730,000	755,840	(A)	1,485,840	#	Mylan, Inc.,6.000%, 11/15/18	-	777,973	805,511	(A)	1,583,484
-	959,000	992,946	(A)	1,951,946		NuVasive, Inc.,2.750%, 07/01/17	-	1,043,512	1,080,449	(A)	2,123,961
-	1,145,000	1,185,530	(A)	2,330,530		Omnicare, Inc.,3.250%, 12/15/35	-	1,229,444	1,272,963	(A)	2,502,407
-	2,071,000	2,144,308	(A)	4,215,308		Omnicare, Inc.,3.750%, 04/01/42	-	3,137,565	3,248,626	(A)	6,386,191
-	1,276,000	1,321,167	(A)	2,597,167		Omnicare, Inc.,3.500%, 02/15/44	-	1,292,748	1,338,508	(A)	2,631,256
-	275,000	284,734	(A)	559,734	#	Perrigo Co. Plc,2.300%, 11/08/18	-	271,599	281,213	(A)	552,812
-	820,000	849,026	(A)	1,669,026		Philip Morris International, Inc.,4.875%, 11/15/43	-	812,514	841,275	(A)	1,653,789
-	275,000	284,735	(A)	559,735		Philip Morris International, Inc.,3.600%, 11/15/23	-	266,284	275,710	(A)	541,994
891,000	-	(891,000	)(A)	-	#	Reckitt Benckiser Treasury Services PLC,3.625%, 09/21/23	876,206	-	(876,206	)(A)	-
1,054,000	-	(1,054,000	)(A)	-	#	Roche Holdings, Inc.,6.000%, 03/01/19	1,234,177	-	(1,234,177	)(A)	-
-	1,766,000	1,828,512	(A)	3,594,512		Salix Pharmaceuticals Ltd.,1.500%, 03/15/19	-	2,641,274	2,734,768	(A)	5,376,042
-	265,000	274,381	(A)	539,381		Teva Pharmaceutical Finance Co. BV,2.950%, 12/18/22	-	240,006	248,502	(A)	488,508
1,060,000	-	(1,060,000	)(A)	-		Teva Pharmaceutical Finance IV BV,3.650%, 11/10/21	1,039,983	-	(1,039,983	)(A)	-
-	825,000	854,203	(A)	1,679,203		Tupperware Brands Corp.,4.750%, 06/01/21	-	829,919	859,296	(A)	1,689,215
-	400,000	414,159	(A)	814,159		UnitedHealth Group, Inc.,1.625%, 03/15/19	-	385,446	399,090	(A)	784,536
-	145,000	150,132	(A)	295,132		Ventas Realty L.P.,5.700%, 09/30/43	-	148,467	153,722	(A)	302,189
-	2,254,000	2,333,785	(A)	4,587,785		Volcano Corp.,1.750%, 12/01/17	-	2,223,008	2,301,696	(A)	4,524,704
502,000	-	(502,000	)(A)	-		WellPoint, Inc.,3.300%, 01/15/23	468,634	-	(468,634	)(A)	-
-	2,431,000	2,517,050	(A)	4,948,050		WellPoint, Inc.,2.750%, 10/15/42	-	3,303,121	3,420,042	(A)	6,723,163
207,000	-	(207,000	)(A)	-	#	WM Wrigley Jr Co.,2.400%, 10/21/18	205,855	-	(205,855	)(A)	-
-	79,000	81,796	(A)	160,796		Zoetis, Inc.,4.700%, 02/01/43	-	73,856	76,470	(A)	150,326
							14,625,466	41,993,535	28,854,525		85,473,526

						Energy: 1.1%
355,000	-	(355,000	)(A)	-		Apache Corp.,3.250%, 04/15/22	349,877	-	(349,877	)(A)	-
271,000	-	(271,000	)(A)	-		Apache Corp.,4.750%, 04/15/43	262,919	-	(262,919	)(A)	-
261,000	-	(261,000	)(A)	-		BP Capital Markets PLC,4.500%, 10/01/20	282,062	-	(282,062	)(A)	-

23

PORTFOLIO OF INVESTMENTS

as of December 31, 2013 (Unaudited)

				Invesco Portfolio							Invesco Portfolio
MFS	Invesco	Pro Forma		Pro Forma					Pro Forma		Pro Forma
Portfolio	Portfolio	adjustments		Combined			MFS Portfolio	Invesco Portfolio	adjustments		Combined
707,000	-	(707,000	)(A)	-		BP Capital Markets PLC,4.742%, 03/11/21	773,574	-	(773,574	)(A)	-
-	360,000	372,743	(A)	732,743		Chevron Corp.,1.718%, 06/24/18	-	358,846	371,548	(A)	730,394
850,000	-	(850,000	)(A)	-	#	CNOOC Finance 2012 Ltd.,3.875%, 05/02/22	819,042	-	(819,042	)(A)	-
-	2,872,000	2,973,660	(A)	5,845,660		Cobalt International Energy, Inc.,2.625%, 12/01/19	-	2,543,515	2,633,548	(A)	5,177,063
469,000	-	(469,000	)(A)	-		Energy Transfer Partners L.P.,3.600%, 02/01/23	434,460	-	(434,460	)(A)	-
380,000	-	(380,000	)(A)	-	L	Energy Transfer Partners L.P.,4.900%, 02/01/24	385,900	-	(385,900	)(A)	-
768,000	300,000	(457,381	)(A)	610,619		Enterprise Products Operating L.P.,6.500%, 01/31/19	901,437	352,124	(536,849	)(A)	716,712
-	175,000	181,194	(A)	356,194		Enterprise Products Operating L.P.,5.250%, 01/31/20	-	195,158	202,066	(A)	397,224
252,000	-	(252,000	)(A)	-		EOG Resources, Inc.,2.625%, 03/15/23	229,344	-	(229,344	)(A)	-
-	848,000	878,017	(A)	1,726,017		Helix Energy Solutions Group, Inc.,3.250%, 03/15/32	-	1,018,130	1,054,169	(A)	2,072,299
250,000	-	(250,000	)(A)	-		Hess Corp.,8.125%, 02/15/19	310,709	-	(310,709	)(A)	-
659,000	-	(659,000	)(A)	-		Husky Energy, Inc.,5.900%, 06/15/14	674,587	-	(674,587	)(A)	-
676,000	-	(676,000	)(A)	-		Husky Energy, Inc.,7.250%, 12/15/19	816,219	-	(816,219	)(A)	-
-	250,000	258,849	(A)	508,849		Husky Energy, Inc.,3.950%, 04/15/22	-	246,836	255,573	(A)	502,409
15,000	-	(15,000	)(A)	-		Kinder Morgan Energy Partners L.P.,7.400%, 03/15/31	17,528	-	(17,528	)(A)	-
420,000	-	(420,000	)(A)	-		Kinder Morgan Energy Partners L.P.,7.750%, 03/15/32	510,555	-	(510,555	)(A)	-
720,000	-	(720,000	)(A)	-		Kinder Morgan Energy Partners L.P.,4.150%, 02/01/24	696,832	-	(696,832	)(A)	-
-	570,000	590,177	(A)	1,160,177		Noble Energy, Inc.,5.250%, 11/15/43	-	569,668	589,833	(A)	1,159,501
-	130,000	134,602	(A)	264,602		Noble Holding International Ltd.,2.500%, 03/15/17	-	130,465	135,083	(A)	265,548
536,000	-	(536,000	)(A)	-		Petrobras Global Finance BV,2.384%, 01/15/19	526,620	-	(526,620	)(A)	-
-	445,000	460,752	(A)	905,752		Petrobras Global Finance BV,5.625%, 05/20/43	-	364,398	377,297	(A)	741,695
322,000	-	(322,000	)(A)	-		Petrobras International Finance Co. - Pifco,5.375%, 01/27/21	320,778	-	(320,778	)(A)	-
233,000	-	(233,000	)(A)	-		Petrobras International Finance Co. - Pifco,6.750%, 01/27/41	217,354	-	(217,354	)(A)	-
1,403,000	-	(1,403,000	)(A)	-		Petro-Canada,6.050%, 05/15/18	1,617,655	-	(1,617,655	)(A)	-
-	320,000	331,327	(A)	651,327		Phillips 66,1.950%, 03/05/15	-	324,552	336,040	(A)	660,592
-	295,000	305,443	(A)	600,443		Plains All American Pipeline L.P. / PAA Finance Corp.,3.650%, 06/01/22	-	289,928	300,191	(A)	590,119

24

PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited)
MFS Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined			MFS Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined
-	510,000	528,052	(A)	1,038,052		Southwestern Energy Co.,4.100%, 03/15/22	-	505,724	523,625	(A)	1,029,349
778,000	-	(778,000	)(A)	-		Spectra Energy Capital, LLC,8.000%, 10/01/19	927,313	-	(927,313	)(A)	-
-	165,000	170,840	(A)	335,840		Spectra Energy Capital, LLC,7.500%, 09/15/38	-	189,767	196,484	(A)	386,251
-	1,841,000	1,906,166	(A)	3,747,166		Stone Energy Corp.,1.750%, 03/01/17	-	2,041,209	2,113,462	(A)	4,154,671
-	215,000	222,611	(A)	437,611		Texas Eastern Transmission LP,7.000%, 07/15/32	-	256,568	265,650	(A)	522,218
1,050,000	-	(1,050,000	)(A)	-		Total Capital International SA,1.550%, 06/28/17	1,050,704	-	(1,050,704	(A)	-
423,000	-	(423,000	)(A)	-		Transocean, Inc.,3.800%, 10/15/22	401,062	-	(401,062	)(A)	-
							12,526,531	9,386,888	(2,807,374)		19,106,045

						Financial: 5.6%
-	165,000	170,841	(A)	335,841		Abbey National Treasury Services PLC/London,2.875%, 04/25/14	-	166,141	172,022	(A)	338,163
-	290,000	300,265	(A)	590,265	#	Abbey National Treasury Services PLC/London,3.875%, 11/10/14	-	297,974	308,521	(A)	606,495
870,000	-	(870,000	)(A)	-	#	ABN AMRO Bank NV,2.006%, 01/30/14	871,170	-	(871,170	)(A)	-
850,000	-	(850,000	)(A)	-		ACE INA Holdings, Inc.,2.700%, 03/13/23	779,152	-	(779,152	)(A)	-
-	300,000	310,620	(A)	610,620		Aegon NV,4.625%, 12/01/15	-	320,183	331,517	(A)	651,700
265,000	-	(265,000	)(A)	-		Allstate Corp./The,5.750%, 08/15/53	267,483	-	(267,483	)(A)	-
892,000	-	(892,000	)(A)	-		American Express Co.,5.500%, 09/12/16	992,717	-	(992,717	)(A)	-
1,520,000	-	(1,520,000	)(A)	-		American International Group, Inc.,4.875%, 06/01/22	1,634,236	-	(1,634,236	)(A)	-
-	125,000	129,424	(A)	254,424		American Tower Corp.,4.625%, 04/01/15	-	130,781	135,410	(A)	266,191
-	850,000	880,088	(A)	1,730,088		American Tower Corp.,4.500%, 01/15/18	-	911,026	943,274	(A)	1,854,300
-	500,000	517,698	(A)	1,017,698		American Tower Corp.,3.400%, 02/15/19	-	509,347	527,376	(A)	1,036,723
850,000	-	(850,000	)(A)	-	#	American Tower Trust I,3.070%, 03/15/48	798,319	-	(798,319	)(A)	-
521,000	-	(521,000	)(A)	-	#	Banco Bradesco S.A./Cayman Islands,6.750%, 09/29/19	576,747	-	(576,747	)(A)	-
710,000	-	(710,000	)(A)	-	L	Banco de Credito del Peru/Panama,5.375%, 09/16/20	745,500	-	(745,500	)(A)	-
617,000	-	(617,000	)(A)	-		Bank of America Corp.,5.490%, 03/15/19	683,453	-	(683,453	)(A)	-
420,000	-	(420,000	)(A)	-		Bank of America Corp.,7.375%, 05/15/14	430,493	-	(430,493	)(A)	-
590,000	-	(590,000	)(A)	-		Bank of America Corp.,7.625%, 06/01/19	732,243	-	(732,243	)(A)	-

25

PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited)
MFS Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined			MFS Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined
-	400,000	414,159	(A)	814,159		Bank of America Corp.,5.750%, 12/01/17	-	455,462	471,584	(A)	927,046
-	500,000	517,698	(A)	1,017,698		Bank of America Corp.,5.650%, 05/01/18	-	569,432	589,588	(A)	1,159,020
-	445,000	460,752	(A)	905,752		Bank of America Corp.,1.250%, 01/11/16	-	447,202	463,032	(A)	910,234
-	575,000	595,353	(A)	1,170,353		Bank of America Corp.,2.600%, 01/15/19	-	577,903	598,359	(A)	1,176,262
-	520,000	538,407	(A)	1,058,407		Bank of New York Mellon Corp./The,4.500%, 12/31/49	-	473,200	489,950	(A)	963,150
740,000	-	(740,000	)(A)	-	#	Bank of Tokyo-Mitsubishi UFJ Ltd/The,4.100%, 09/09/23	741,651	-	(741,651	)(A)	-
-	525,000	543,583	(A)	1,068,583		Barclays Bank PLC,6.750%, 05/22/19	-	633,161	655,573	(A)	1,288,734
-	305,000	315,796	(A)	620,796		Barclays Bank PLC,5.140%, 10/14/20	-	324,869	336,368	(A)	661,237
-	165,000	170,840	(A)	335,840		Barclays Bank PLC,2.750%, 02/23/15	-	168,775	174,749	(A)	343,524
690,000	-	(690,000	)(A)	-	#	BBVA Bancomer SA/Texas,6.750%, 09/30/22	736,575	-	(736,575	)(A)	-
-	260,000	269,203	(A)	529,203		Bear Stearns Cos., Inc.,7.250%, 02/01/18	-	311,468	322,493	(A)	633,961
558,000	-	(558,000	)(A)	-	#	BNP Paribas,7.195%, 06/29/49	578,925	-	(578,925	)(A)	-
365,000	-	(365,000	)(A)	-		Boston Properties, Inc.,5.000%, 06/01/15	386,312	-	(386,312	)(A)	-
754,000	-	(754,000	)(A)	-	#	BPCE S.A.,12.500%, 08/29/49	991,510	-	(991,510	)(A)	-
1,268,000	-	(1,268,000	)(A)	-		Capital One Financial Corp.,6.150%, 09/01/16	1,419,023	-	(1,419,023	)(A)	-
-	515,000	533,230	(A)	1,048,230		Charles Schwab Corp.,4.450%, 07/22/20	-	556,846	576,557	(A)	1,133,403
1,274,000	-	(1,274,000	)(A)	-		Chubb Corp.,6.375%, 03/29/67	1,385,475	-	(1,385,475	)(A)	-
1,490,000	-	(1,490,000	)(A)	-		Citigroup, Inc.,2.500%, 09/26/18	1,498,414	-	(1,498,414	)(A)	-
-	575,000	595,354	(A)	1,170,354		Citigroup, Inc.,6.125%, 11/21/17	-	663,120	686,593	(A)	1,349,713
-	345,000	357,212	(A)	702,212		Citigroup, Inc.,8.500%, 05/22/19	-	442,416	458,076	(A)	900,492
-	560,000	579,822	(A)	1,139,822		Citigroup, Inc.,6.675%, 09/13/43	-	644,492	667,305	(A)	1,311,797
-	375,000	388,274	(A)	763,274		Citigroup, Inc.,4.050%, 07/30/22	-	370,940	384,070	(A)	755,010
-	365,000	377,920	(A)	742,920		Citigroup, Inc.,3.500%, 05/15/23	-	340,223	352,266	(A)	692,489
-	325,000	336,504	(A)	661,504		CNA Financial Corp.,5.875%, 08/15/20	-	370,787	383,912	(A)	754,699
610,000	-	(610,000	)(A)	-	#	Commonwealth Bank of Australia,5.000%, 10/15/19	680,388	-	(680,388	)(A)	-
-	590,000	610,884	(A)	1,200,884	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands,4.750%, 01/15/20	-	642,341	665,078	(A)	1,307,419
680,000	1,245,000	609,069	(A)	2,534,069	#	Credit Suisse AG,6.500%, 08/08/23	725,050	1,327,481	649,420	(A)	2,701,951
800,000	-	(800,000	)(A)	-		Credit Suisse New York,5.500%, 05/01/14	813,107	-	(813,107	)(A)	-

26

PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited)
MFS Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined			MFS Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined
-	830,000	859,379	(A)	1,689,379	#	Dexus Diversified Trust / Dexus Office Trust,5.600%, 03/15/21	-	875,053	906,027	(A)	1,781,080
-	340,000	352,035	(A)	692,035		Digital Realty Trust L.P.,4.500%, 07/15/15	-	353,768	366,290	(A)	720,058
430,000	-	(430,000	)(A)	-		Discover Bank/Greenwood DE,4.200%, 08/08/23	424,262	-	(424,262	)(A)	-
-	420,000	434,867	(A)	854,867		EPR Properties,5.250%, 07/15/23	-	410,436	424,964	(A)	835,400
210,000	-	(210,000	)(A)	-		ERP Operating L.P.,5.375%, 08/01/16	231,667	-	(231,667	)(A)	-
761,000	-	(761,000	)(A)	-		ERP Operating L.P.,4.625%, 12/15/21	802,522	-	(802,522	)(A)	-
-	340,000	352,035	(A)	692,035		Ford Motor Credit Co., LLC,2.500%, 01/15/16	-	348,975	361,328	(A)	710,303
431,000	-	(431,000	)(A)	-		General Electric Capital Corp.,3.100%, 01/09/23	409,057	-	(409,057	)(A)	-
-	600,000	621,238	(A)	1,221,238		General Electric Capital Corp.,5.250%, 06/29/49	-	565,500	585,517	(A)	1,151,017
-	700,000	724,778	(A)	1,424,778		General Electric Capital Corp.,6.000%, 08/07/19	-	821,853	850,944	(A)	1,672,797
1,113,000	-	(1,113,000	)(A)	-		Goldman Sachs Group, Inc.,5.625%, 01/15/17	1,226,921	-	(1,226,921	)(A)	-
-	345,000	357,212	(A)	702,212		Goldman Sachs Group, Inc.,6.750%, 10/01/37	-	383,902	397,491	(A)	781,393
-	720,000	745,486	(A)	1,465,486		Goldman Sachs Group, Inc.,6.150%, 04/01/18	-	826,028	855,267	(A)	1,681,295
-	355,000	367,566	(A)	722,566		Goldman Sachs Group, Inc.,5.250%, 07/27/21	-	388,778	402,540	(A)	791,318
-	4,179,000	4,326,925	(A)	8,505,925	#	Goldman Sachs Group, Inc.,1.000%, 09/28/20	-	4,268,874	4,419,980	(A)	8,688,854
-	4,011,000	4,152,978	(A)	8,163,978	#	Goldman Sachs Group, Inc.,1.000%, 03/15/17	-	4,978,946	5,155,187	(A)	10,134,133
-	465,000	481,460	(A)	946,460	#	HBOS PLC,6.750%, 05/21/18	-	528,066	546,758	(A)	1,074,824
615,000	-	(615,000	)(A)	-		HCP, Inc.,5.375%, 02/01/21	669,647	-	(669,647	)(A)	-
-	415,000	429,690	(A)	844,690		Health Care REIT, Inc.,4.500%, 01/15/24	-	409,896	424,405	(A)	834,301
-	450,000	465,928	(A)	915,928	#	HSBC Bank PLC,4.125%, 08/12/20	-	476,263	493,121	(A)	969,384
572,000	-	(572,000	)(A)	-		HSBC Holdings PLC,5.100%, 04/05/21	635,923	-	(635,923	)(A)	-
-	225,000	232,964	(A)	457,964		International Lease Finance Corp.,5.875%, 08/15/22	-	225,563	233,547	(A)	459,110
1,020,000	-	(1,020,000	)(A)	-		JPMorgan Chase & Co.,6.300%, 04/23/19	1,204,603	-	(1,204,603	)(A)	-
258,000	-	(258,000	)(A)	-		JPMorgan Chase & Co.,3.250%, 09/23/22	247,330	-	(247,330	)(A)	-
-	775,000	802,433	(A)	1,577,433		JPMorgan Chase & Co.,6.000%, 01/15/18	-	892,831	924,435	(A)	1,817,266
-	340,000	352,036	(A)	692,036		JPMorgan Chase & Co.,4.400%, 07/22/20	-	365,580	378,521	(A)	744,101

27

PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited)

MFS Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined			MFS Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined
-	510,000	528,052	(A)	1,038,052		JPMorgan Chase & Co.,5.150%, 05/29/49	-	460,275	476,567	(A)	936,842
483,000	-	(483,000	)(A)	-	#	Liberty Mutual Group, Inc.,4.250%, 06/15/23	466,512	-	(466,512	)(A)	-
-	310,000	320,973	(A)	630,973		Lincoln National Corp.,4.000%, 09/01/23	-	306,038	316,871	(A)	622,909
-	375,000	388,274	(A)	763,274		Lloyds Bank PLC,2.300%, 11/27/18	-	374,259	387,507	(A)	761,766
-	510,000	528,053	(A)	1,038,053	#	Macquarie Bank Ltd.,5.000%, 02/22/17	-	553,282	572,867	(A)	1,126,149
-	285,000	295,089	(A)	580,089		Markel Corp.,5.000%, 03/30/43	-	266,592	276,029	(A)	542,621
780,000	-	(780,000	)(A)	-		Marsh & McLennan Cos, Inc.,4.800%, 07/15/21	831,734	-	(831,734	)(A)	-
-	275,000	284,734	(A)	559,734		Marsh & McLennan Cos, Inc.,4.050%, 10/15/23	-	271,019	280,612	(A)	551,631
-	430,000	445,221	(A)	875,221		Merrill Lynch & Co., Inc.,6.875%, 04/25/18	-	508,678	526,684	(A)	1,035,362
-	455,000	471,106	(A)	926,106		MetLife, Inc.,4.750%, 02/08/21	-	491,902	509,314	(A)	1,001,216
-	442,000	457,646	(A)	899,646		MetLife, Inc.,4.368%, 09/15/23	-	451,391	467,369	(A)	918,760
470,000	-	(470,000	)(A)	-	#	Metropolitan Life Global Funding I,5.125%, 06/10/14	479,791	-	(479,791	)(A)	-
-	1,687,000	1,746,715	(A)	3,433,715		MGIC Investment Corp.,5.000%, 05/01/17	-	1,923,180	1,991,255	(A)	3,914,435
-	281,000	290,947	(A)	571,947		MGIC Investment Corp.,2.000%, 04/01/20	-	389,185	402,961	(A)	792,146
1,730,000	-	(1,730,000	)(A)	-		Morgan Stanley,6.625%, 04/01/18	2,025,289	-	(2,025,289	)(A)	-
-	675,000	698,893	(A)	1,373,893		Morgan Stanley,4.000%, 07/24/15	-	705,063	730,020	(A)	1,435,083
-	215,000	222,611	(A)	437,611		Morgan Stanley,5.750%, 01/25/21	-	243,286	251,898	(A)	495,184
-	790,000	817,964	(A)	1,607,964		Morgan Stanley,3.450%, 11/02/15	-	822,682	851,803	(A)	1,674,485
-	750,000	776,548	(A)	1,526,548		Morgan Stanley,3.800%, 04/29/16	-	793,769	821,866	(A)	1,615,635
-	560,000	579,823	(A)	1,139,823		Morgan Stanley,6.375%, 07/24/42	-	656,063	679,286	(A)	1,335,349
-	205,000	212,256	(A)	417,256	#	National Australia Bank Ltd.,3.750%, 03/02/15	-	212,700	220,229	(A)	432,929
-	165,000	170,841	(A)	335,841		National Rural Utilities Cooperative Finance Corp.,3.050%, 02/15/22	-	160,344	166,020	(A)	326,364
-	570,000	590,177	(A)	1,160,177	#	Nationwide Building Society,6.250%, 02/25/20	-	652,498	675,595	(A)	1,328,093
-	290,000	300,265	(A)	590,265	#	Nordea Bank AB,4.875%, 01/27/20	-	317,026	328,248	(A)	645,274
-	225,000	232,964	(A)	457,964	#	Pacific LifeCorp,6.000%, 02/10/20	-	251,061	259,948	(A)	511,009
932,000	-	(932,000	)(A)	-		PNC Funding Corp.,5.625%, 02/01/17	1,034,920	-	(1,034,920	)(A)	-

28

PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited)
MFS Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined			MFS Portfolio	Invesco Portfolio	ProForma adjustments		Invesco Portfolio Pro Forma Combined
-	360,000	372,743	(A)	732,743		PNC Funding Corp.,5.125%, 02/08/20	-	404,433	418,749	(A)	823,182
-	85,000	88,009	(A)	173,009		Prudential Financial, Inc.,7.375%, 06/15/19	-	104,418	108,114	(A)	212,532
-	320,000	331,327	(A)	651,327		Prudential Financial, Inc.,4.750%, 09/17/15	-	341,147	353,223	(A)	694,370
-	275,000	284,734	(A)	559,734		Prudential Financial, Inc.,5.100%, 08/15/43	-	273,183	282,853	(A)	556,036
-	700,000	724,778	(A)	1,424,778		Radian Group, Inc.,3.000%, 11/15/17	-	996,625	1,031,903	(A)	2,028,528
-	282,000	291,982	(A)	573,982		Radian Group, Inc.,2.250%, 03/01/19	-	414,893	429,579	(A)	844,472
-	525,000	543,583	(A)	1,068,583		Reinsurance Group of America, Inc.,4.700%, 09/15/23	-	531,040	549,837	(A)	1,080,877
208,000	-	(208,000	)(A)	-		Royal Bank of Scotland Group PLC,2.550%, 09/18/15	212,822	-	(212,822	)(A)	-
-	200,000	207,079	(A)	407,079	#	Santander US Debt S.A. Unipersonal,3.724%, 01/20/15	-	204,032	211,254	(A)	415,286
400,000	-	(400,000	)(A)	-	#	Santander US Debt SA Unipersonal,3.781%, 10/07/15	412,355	-	(412,355	)(A)	-
-	460,000	476,282	(A)	936,282		Senior Housing Properties Trust,4.300%, 01/15/16	-	479,341	496,308	(A)	975,649
1,228,000	-	(1,228,000	)(A)	-		Simon Property Group L.P.,5.875%, 03/01/17	1,377,762	-	(1,377,762	)(A)	-
-	190,000	196,725	(A)	386,725		Simon Property Group L.P.,4.750%, 03/15/42	-	183,870	190,378	(A)	374,248
-	705,000	729,955	(A)	1,434,955		SLM Corp.,3.875%, 09/10/15	-	732,319	758,241	(A)	1,490,560
-	775,000	802,433	(A)	1,577,433	#	Societe Generale,2.500%, 01/15/14	-	775,472	802,922	(A)	1,578,394
-	315,000	326,150	(A)	641,150	#	Standard Chartered PLC,3.850%, 04/27/15	-	327,690	339,289	(A)	666,979
374,000	-	(374,000	)(A)	-		SunTrust Banks, Inc.,2.350%, 11/01/18	372,246	-	(372,246	)(A)	-
820,000	-	(820,000	)(A)	-	#	Svenska Handelsbanken AB,4.875%, 06/10/14	836,298	-	(836,298	)(A)	-
200,000	-	(200,000	)(A)	-	#,L	Swedbank AB,2.125%, 09/29/17	200,157	-	(200,157	)(A)	-
-	445,000	460,752	(A)	905,752		Travelers Cos, Inc./The,4.600%, 08/01/43	-	434,899	450,293	(A)	885,192
-	178,000	184,301	(A)	362,301		UBS AG,5.875%, 12/20/17	-	204,358	211,592	(A)	415,950
-	110,000	113,893	(A)	223,893		UBS AG,5.750%, 04/25/18	-	126,351	130,823	(A)	257,174
-	500,000	517,699	(A)	1,017,699		US Bank NA/Cincinnati OH,3.778%, 04/29/20	-	517,580	535,901	(A)	1,053,481
-	170,000	176,017	(A)	346,017		Ventas Realty L.P. / Ventas Capital Corp.,4.250%, 03/01/22	-	171,120	177,177	(A)	348,297
-	320,000	331,327	(A)	651,327		Ventas Realty L.P. / Ventas Capital Corp.,2.700%, 04/01/20	-	306,078	316,912	(A)	622,990
687,000	-	(687,000	)(A)	-		Wachovia Corp.,5.250%, 08/01/14	705,779	-	(705,779	)(A)	-

29

PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited)
MFS Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined			MFS Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined
840,000	-	(840,000	)(A)	-	#	WEA Finance, LLC,4.625%, 05/10/21	886,743	-	(886,743	)(A)	-
227,000	-	(227,000	)(A)	-	#	WEA Finance, LLC,6.750%, 09/02/19	270,079	-	(270,079	)(A)	-
-	300,000	310,619	(A)	610,619	#	WEA Finance, LLC,7.125%, 04/15/18	-	356,379	368,994	(A)	725,373
930,000	-	(930,000	)(A)	-		Wells Fargo & Co.,2.100%, 05/08/17	947,755	-	(947,755	)(A)	-
-	140,000	144,955	(A)	284,955		Wells Fargo & Co.,1.500%, 01/16/18	-	139,168	144,094	(A)	283,262
-	808,000	836,601	(A)	1,644,601		Wells Fargo & Co.,4.125%, 08/15/23	-	796,846	825,052	(A)	1,621,898
-	350,000	362,389	(A)	712,389		WR Berkley Corp.,4.625%, 03/15/22	-	354,117	366,652	(A)	720,769
430,000	-	(430,000	)(A)	-	#	ZFS Finance USA Trust V,6.500%, 05/09/37	460,100	-	(460,100	)(A)	-
							35,840,217	48,761,534	14,647,337		99,249,088

						Industrial: 1.5%
259,000	-	(259,000	)(A)	-		ABB Finance USA, Inc.,2.875%, 05/08/22	244,817	-	(244,817	)(A)	-
873,000	-	(873,000	)(A)	-	#	Atlas Copco AB,5.600%, 05/22/17	975,267	-	(975,267	)(A)	-
-	425,000	440,043	(A)	865,043	#	BAA Funding Ltd.,2.500%, 06/25/15	-	430,697	445,942	(A)	876,639
772,000	-	(772,000	)(A)	-	#	BAE Systems Holdings, Inc.,5.200%, 08/15/15	820,016	-	(820,016	)(A)	-
-	1,335,000	1,382,255	(A)	2,717,255		Burlington Northern Santa Fe LLC,5.150%, 09/01/43	-	1,356,524	1,404,541	(A)	2,761,065
-	4,300,000	4,452,208	(A)	8,752,208		Cemex SAB de CV,4.875%, 03/15/15	-	5,106,251	5,286,998	(A)	10,393,249
-	330,000	341,681	(A)	671,681		CSX Corp.,5.500%, 04/15/41	-	347,131	359,418	(A)	706,549
-	1,015,000	1,050,928	(A)	2,065,928		Deere & Co.,2.600%, 06/08/22	-	949,409	983,015	(A)	1,932,424
-	570,000	590,176	(A)	1,160,176		Eaton Corp.,0.950%, 11/02/15	-	572,391	592,652	(A)	1,165,043
710,000	-	(710,000	)(A)	-		General Electric Co.,2.700%, 10/09/22	664,788	-	(664,788	)(A)	-
-	285,000	295,088	(A)	580,088		General Electric Co.,5.250%, 12/06/17	-	322,759	334,184	(A)	656,943
-	703,000	727,884	(A)	1,430,884		Greenbrier Cos, Inc.,3.500%, 04/01/18	-	834,813	864,363	(A)	1,699,176
-	825,000	854,203	(A)	1,679,203		Packaging Corp. of America,4.500%, 11/01/23	-	827,459	856,749	(A)	1,684,208
-	510,000	528,053	(A)	1,038,053	#	Penske Truck Leasing Co. Lp / PTL Finance Corp.,2.500%, 03/15/16	-	522,753	541,257	(A)	1,064,010
-	545,000	564,291	(A)	1,109,291		Pentair Finance SA,5.000%, 05/15/21	-	569,831	590,001	(A)	1,159,832
-	285,000	295,088	(A)	580,088		Precision Castparts Corp.,2.500%, 01/15/23	-	258,297	267,440	(A)	525,737
-	260,000	269,204	(A)	529,204		Ryder System, Inc.,3.150%, 03/02/15	-	266,423	275,854	(A)	542,277

30

PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited)
MFS Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined			MFS Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined

-	157,000	162,558	(A)	319,558	#	Union Pacific Corp.,3.646%, 02/15/24	-	151,757	157,129	(A)	308,886
-	225,000	232,964	(A)	457,964		United Parcel Service, Inc.,2.450%, 10/01/22	-	206,827	214,148	(A)	420,975
360,000	-	(360,000	)(A)	-		United Technologies Corp.,3.100%, 06/01/22	352,117	-	(352,117	)(A)	-
-	380,000	393,451	(A)	773,451		Waste Management, Inc.,5.000%, 03/15/14	-	383,295	396,863	(A)	780,158
							3,057,005	13,106,617	10,513,549		26,677,171

						Technology: 2.8%
308,000	-	(308,000	)(A)	-		Apple, Inc.,3.850%, 05/04/43	257,376	-	(257,376	)(A)	-
-	340,000	352,035	(A)	692,035		Computer Sciences Corp.,4.450%, 09/15/22	-	328,047	339,659	(A)	667,706
-	370,000	383,097	(A)	753,097		Hewlett-Packard Co.,2.625%, 12/09/14	-	376,235	389,553	(A)	765,788
-	2,338,000	2,420,759	(A)	4,758,759		Lam Research Corp.,1.250%, 05/15/18	-	2,855,283	2,956,352	(A)	5,811,635
-	1,927,000	1,995,210	(A)	3,922,210	#	Linear Technology Corp.,3.000%, 05/01/27	-	2,201,598	2,279,528	(A)	4,481,126
-	2,120,000	2,195,042	(A)	4,315,042		Linear Technology Corp.,3.000%, 05/01/27	-	2,422,100	2,507,836	(A)	4,929,936
-	1,696,000	1,756,034	(A)	3,452,034	#	Micron Technology, Inc.,1.625%, 02/15/33	-	3,447,120	3,569,139	(A)	7,016,259
-	1,141,000	1,181,388	(A)	2,322,388		Novellus Systems, Inc.,2.625%, 05/15/41	-	1,912,601	1,980,302	(A)	3,892,903
-	1,640,000	1,698,051	(A)	3,338,051	#	NVIDIA Corp.,1.000%, 12/01/18	-	1,687,150	1,746,870	(A)	3,434,020
-	3,723,000	3,854,784	(A)	7,577,784		SanDisk Corp.,1.500%, 08/15/17	-	5,505,386	5,700,261	(A)	11,205,647
-	973,000	1,007,441	(A)	1,980,441	#	SanDisk Corp.,0.500%, 10/15/20	-	968,135	1,002,404	(A)	1,970,539
-	1,466,000	1,517,893	(A)	2,983,893	#	Xilinx, Inc.,3.125%, 03/15/37	-	2,328,191	2,410,603	(A)	4,738,794
							257,376	24,031,846	24,625,131		48,914,353

						Utilities: 0.1%
-	425,000	440,044	(A)	865,044		Baltimore Gas & Electric Co.,3.350%, 07/01/23	-	408,191	422,640	(A)	830,831
-	170,000	176,017	(A)	346,017	#	Iberdrola Finance Ireland Ltd.,3.800%, 09/11/14	-	173,441	179,580	(A)	353,021
-	355,000	367,566	(A)	722,566		Louisville Gas & Electric Co.,1.625%, 11/15/15	-	361,951	374,763	(A)	736,714
377,000	-	(377,000	)(A)	-		Midamerican Funding, LLC,6.927%, 03/01/29	455,869	-	(455,869	)(A)	-
669,000	-	(669,000	)(A)	-		Oncor Electric Delivery Co.,7.000%, 09/01/22	798,348	-	(798,348	)(A)	-
730,000	-	(730,000	)(A)	-		Pacific Gas & Electric Co.,4.600%, 06/15/43	696,762	-	(696,762	)(A)	-
730,000	-	(730,000	)(A)	-		PPL Capital Funding, Inc.,3.400%, 06/01/23	679,499	-	(679,499	)(A)	-
907,000	-	(907,000	)(A)	-		Progress Energy, Inc.,3.150%, 04/01/22	873,595	-	(873,595	)(A)	-

31

PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited)
MFS Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined			MFS Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined
765,000	-	(765,000	)(A)	-		PSEG Power, LLC,5.320%, 09/15/16	842,192	-	(842,192	)(A)	-
							4,346,265	943,583	(3,369,282)		1,920,566

							87,114,704	180,109,841	99,370,526		366,595,071

				COLLATERALIZED MORTGAGE OBLIGATIONS: 0.0%
						Collateralized Mortgage Obligations: 0.0%
19,212	-	(19,212	)(A)	-	#	BlackRock Capital Finance LP,7.750%, 09/25/26	4,440	-	(4,440	)(A)	-
2,050,000	-	(2,050,000	)(A)	-		Citigroup Commercial Mortgage Trust,5.705%, 12/10/49	2,296,208	-	(2,296,208	)(A)	-
1,442,297	-	(1,442,297	)(A)	-		Credit Suisse Mortgage Capital Certificates,5.695%, 09/15/40	1,595,813	-	(1,595,813	)(A)	-
138,668	-	(138,668	)(A)	-		Freddie Mac,4.186%, 08/25/19	150,802	-	(150,802	)(A)	-
127,920	-	(127,920	)(A)	-	#	GG1C Funding Corp.,5.129%, 01/15/14	128,037	-	(128,037	)(A)	-
122,000	-	(122,000	)(A)	-		Greenwich Capital Commercial Funding Corp.,5.475%, 03/10/39	130,140	-	(130,140	)(A)	-
3,048,349	-	(3,048,349	)(A)	-	L	GS Mortgage Securities Corp. II,5.804%, 08/10/45	3,353,964	-	(3,353,964	)(A)	-
827,950	-	(827,950	)(A)	-		JPMorgan Chase Commercial Mortgage Securities Corp.,5.250%, 05/15/41	831,217	-	(831,217	)(A)	-
1,180,000	-	(1,180,000	)(A)	-		JPMorgan Chase Commercial Mortgage Securities Corp.,4.780%, 07/15/42	1,234,496	-	(1,234,496	)(A)	-
1,452,000	-	(1,452,000	)(A)	-		JPMorgan Chase Commercial Mortgage Securities Corp.,4.948%, 09/12/37	1,528,114	-	(1,528,114	)(A)	-
1,278,215	-	(1,278,215	)(A)	-		JPMorgan Chase Commercial Mortgage Securities Corp.,5.806%, 06/15/49	1,424,183	-	(1,424,183	)(A)	-
1,724,216	-	(1,724,216	)(A)	-		Merrill Lynch/Countrywide Commercial Mortgage Trust,5.740%, 06/12/50	1,910,393	-	(1,910,393	)(A)	-
1,933,925	-	(1,933,925	)(A)	-	#,^	Morgan Stanley Capital I,0.935%, 11/15/30	32,308	-	(32,308	)(A)	-
846,762	-	(846,762	)(A)	-	#	Spirit Master Funding, LLC,5.050%, 07/20/23	870,048	-	(870,048	)(A)	-
376,601	-	(376,601	)(A)	-		W3A Funding Corp.,8.090%, 01/02/17	375,520	-	(375,520	)(A)	-
1,200,000	-	(1,200,000	)(A)	-		Wachovia Bank Commercial Mortgage Trust,5.925%, 02/15/51	1,311,558	-	(1,311,558	)(A)	-
964,409	-	(964,409	)(A)	-		Wachovia Bank Commercial Mortgage Trust,5.733%, 06/15/49	1,069,270	-	(1,069,270	)(A)	-
							18,246,511	-	(18,246,511)		-

32

PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited)
MFS Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined			MFS Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined
							18,246,511	-	(18,246,511)		-

				MUNICIPAL BONDS: 0.1%
						Georgia: 0.1%
-	175,000	181,194	(A)	356,194		Municipal Elec Auth GA, 6.637%, 04/01/57	-	184,122	190,639	(A)	374,761
-	325,000	336,504	(A)	661,504		Municipal Elec Auth GA, 6.655%, 04/01/57	-	339,554	351,573	(A)	691,127
							-	523,676	542,212		1,065,888

						New Jersey: 0.0%
900,000	-	(900,000	)(A)	-		New Jersey State Turnpike Authority,7.414%, 01/01/40	1,199,205	-	(1,199,205	)(A)	-

						New York: 0.0%
870,000	-	(870,000	)(A)	-		New York City Transitional Finance Authority, 5.000%, 11/01/42	894,447	-	(894,447	)(A)	-

						Texas: 0.0%
-	230,000	238,141	(A)	468,141		Texas St Transn Commn, 5.028%, 04/01/26	-	247,393	256,150	(A)	503,543

							2,093,652	771,069	(1,295,290)		1,569,431

				ASSET-BACKED SECURITIES: 0.0%
						Home Equity Asset-Backed Securities: 0.0%
907,115	-	(907,115	)(A)	-	#	Bayview Financial Revolving Mortgage Loan Trust,1.767%, 12/28/40	479,722	-	(479,722	)(A)	-
430,638	-	(430,638	)(A)	-		GMAC Mortgage Corp. Loan Trust,5.805%, 10/25/36	420,698	-	(420,698	)(A)	-
1,094,740	-	(1,094,740	)(A)	-		Residential Funding Mortgage Securities II, Inc.,5.320%, 12/25/35	912,203	-	(912,203	)(A)	-
							1,812,623	-	(1,812,623)		-

						Other Asset-Backed Securities: 0.0%
37,110	-	(37,110	)(A)	-	#	CT CDO III Ltd.,5.160%, 06/25/35	37,110	-	(37,110	)(A)	-
663,875	-	(663,875	)(A)	-	#	Race Point IV CLO Ltd.,0.442%, 08/01/21	655,571	-	(655,571	)(A)	-
249,069	-	(249,069	)(A)	-		Small Business Administration,4.770%, 04/01/24	265,387	-	(265,387	)(A)	-
415,386	-	(415,386	)(A)	-		Small Business Administration,5.180%, 05/01/24	451,128	-	(451,128	)(A)	-
410,549	-	(410,549	)(A)	-		Small Business Administration,4.990%, 09/01/24	445,394	-	(445,394	)(A)	-
1,562,565	-	(1,562,565	)(A)	-		Small Business Administration,5.110%, 08/01/25	1,697,879	-	(1,697,879	)(A)	-

33

PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited)

MFS Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined		MFS Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined
						3,552,469	-	(3,552,469)		-

						5,365,092	-	(5,365,092)		-

				U.S. TREASURY OBLIGATIONS: 6.9%
					U.S. Treasury Bonds: 0.9%
-	2,191,000	2,268,556	(A)	4,459,556	3.625%, due 08/15/43	-	2,061,080	2,134,037	(A)	4,195,117
1,444,000	-	(1,444,000	)(A)	-	8.500%, due 02/15/20	1,979,071	-	(1,979,071	)(A)	-
390,000	-	(390,000	)(A)	-	8.000%, due 11/15/21	541,277	-	(541,277	)(A)	-
125,000	-	(125,000	)(A)	-	6.000%, due 02/15/26	159,307	-	(159,307	)(A)	-
390,000	-	(390,000	)(A)	-	6.750%, due 08/15/26	529,608	-	(529,608	)(A)	-
131,000	-	(131,000	)(A)	-	5.250%, due 02/15/29	157,343	-	(157,343	)(A)	-
258,000	-	(258,000	)(A)	-	5.375%, due 02/15/31	315,445	-	(315,445	)(A)	-
24,000	-	(24,000	)(A)	-	4.500%, due 02/15/36	26,625	-	(26,625	)(A)	-
792,000	-	(792,000	)(A)	-	5.000%, due 05/15/37	939,386	-	(939,386	)(A)	-
16,689,500	-	(16,689,500	)(A)	-	4.500%, due 08/15/39	18,436,690	-	(18,436,690	)(A)	-
-	400,000	414,159	(A)	814,159	1.750%, due 03/31/14	-	401,633	415,850	(A)	817,483
-	1,000,000	1,035,397	(A)	2,035,397	2.625%, due 04/30/16	-	1,049,219	1,086,358	(A)	2,135,577
-	1,400,000	1,449,557	(A)	2,849,557	2.625%, due 06/30/14	-	1,417,472	1,467,647	(A)	2,885,119
-	1,500,000	1,553,096	(A)	3,053,096	2.625%, due 07/31/14	-	1,521,914	1,575,786	(A)	3,097,700
-	740,000	766,194	(A)	1,506,194	2.250%, due 01/31/15	-	756,563	783,343	(A)	1,539,906
-	1,001,000	1,036,432	(A)	2,037,432	2.500%, due 03/31/15	-	1,029,525	1,065,967	(A)	2,095,492
						23,084,752	8,237,406	(14,555,764)		16,766,394

					U.S. Treasury Notes: 6.0%
57,000	-	(57,000	)(A)	-	9.875%, due 11/15/15	67,112	-	(67,112	)(A)	-
978,000	-	(978,000	)(A)	-	5.125%, due 05/15/16	1,083,975	-	(1,083,975	)(A)	-
485,000	-	(485,000	)(A)	-	4.750%, due 08/15/17	547,879	-	(547,879	)(A)	-
183,000	-	(183,000	)(A)	-	3.750%, due 11/15/18	200,764	-	(200,764	)(A)	-
2,011,900	-	(2,011,900	)(A)	-	2.750%, due 02/15/19	2,107,230	-	(2,107,230	)(A)	-
4,607,000	-	(4,607,000	)(A)	-	3.125%, due 05/15/19	4,906,994	-	(4,906,994	)(A)	-
663,000	-	(663,000	)(A)	-	2.625%, due 02/29/16	694,596	-	(694,596	)(A)	-
2,588,000	-	(2,588,000	)(A)	-	3.500%, due 05/15/20	2,790,087	-	(2,790,087	)(A)	-
25,641,000	-	(25,641,000	)(A)	-	2.125%, due 05/31/15	26,327,102	-	(26,327,102	)(A)	-
13,512,000	-	(13,512,000	)(A)	-	3.125%, due 05/15/21	14,069,370	-	(14,069,370	)(A)	-
3,304,000	-	(3,304,000	)(A)	-	0.500%, due 08/15/14	3,312,002	-	(3,312,002	)(A)	-
28,325,000	-	(28,325,000	)(A)	-	0.875%, due 12/31/16	28,391,394	-	(28,391,394	)(A)	-
-	10,000,000	10,353,972	(A)	20,353,972	0.250%, due 12/31/15	-	9,973,830	10,326,876	(A)	20,300,706
-	10,324,000	10,689,441	(A)	21,013,441	1.500%, due 12/31/18	-	10,202,610	10,563,754	(A)	20,766,364
-	1,500,000	1,553,096	(A)	3,053,096	1.875%, due 04/30/14	-	1,508,760	1,562,166	(A)	3,070,926
-	880,000	911,150	(A)	1,791,150	2.125%, due 11/30/14	-	895,691	927,396	(A)	1,823,087
-	180,000	186,371	(A)	366,371	2.625%, due 11/15/20	-	182,735	189,203	(A)	371,938
-	5,000,000	5,176,986	(A)	10,176,986	0.250%, due 02/28/14	-	5,001,606	5,178,649	(A)	10,180,255
-	120,000	124,248	(A)	244,248	0.875%, due 04/30/17	-	119,644	123,879	(A)	243,523
-	310,000	320,973	(A)	630,973	0.625%, due 05/31/17	-	305,980	316,811	(A)	622,791
-	2,466,000	2,553,290	(A)	5,019,290	2.750%, due 11/15/23	-	2,408,397	2,493,648	(A)	4,902,045
-	18,000,000	18,637,150	(A)	36,637,150	0.250%, due 04/30/14	-	18,010,188	18,647,699	(A)	36,657,887
-	4,000,000	4,141,589	(A)	8,141,589	0.125%, due 07/31/14	-	4,000,704	4,142,318	(A)	8,143,022

34

PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited)
MFS Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined			MFS Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined
							84,498,505	52,610,145	(30,026,106)		107,082,544

							107,583,257	60,847,551	(44,581,870)		123,848,938

				U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.8%
						Federal Home Loan Mortgage Corporation##:0.4%
669,000	-	(669,000	)(A)	-	W	4.000%, due 11/15/40	682,954	-	(682,954	)(A)	-
70,111	-	(70,111	)(A)	-		6.500%, due 10/01/34	79,133	-	(79,133	)(A)	-
24,689	-	(24,689	)(A)	-		6.000%, due 04/01/17	25,954	-	(25,954	)(A)	-
20,258	-	(20,258	)(A)	-		6.000%, due 10/01/17	21,171	-	(21,171	)(A)	-
199,361	-	(199,361	)(A)	-		6.000%, due 02/01/23	219,804	-	(219,804	)(A)	-
53,006	-	(53,006	)(A)	-		6.000%, due 02/01/26	58,706	-	(58,706	)(A)	-
3,930	-	(3,930	)(A)	-		6.000%, due 04/01/16	4,070	-	(4,070	)(A)	-
16,887	-	(16,887	)(A)	-		6.000%, due 07/01/17	17,622	-	(17,622	)(A)	-
15,904	-	(15,904	)(A)	-		5.000%, due 03/01/18	16,871	-	(16,871	)(A)	-
54,321	-	(54,321	)(A)	-		5.000%, due 05/01/18	57,627	-	(57,627	)(A)	-
129,835	-	(129,835	)(A)	-		4.500%, due 08/01/18	137,845	-	(137,845	)(A)	-
104,526	-	(104,526	)(A)	-		6.000%, due 03/01/36	116,525	-	(116,525	)(A)	-
223,481	-	(223,481	)(A)	-		5.000%, due 10/01/35	242,599	-	(242,599	)(A)	-
53,062	-	(53,062	)(A)	-		5.500%, due 02/01/37	59,212	-	(59,212	)(A)	-
21,791	-	(21,791	)(A)	-		6.000%, due 03/01/37	24,081	-	(24,081	)(A)	-
56,651	-	(56,651	)(A)	-		6.000%, due 05/01/37	62,986	-	(62,986	)(A)	-
114,559	-	(114,559	)(A)	-		6.500%, due 07/01/37	128,642	-	(128,642	)(A)	-
22,074	-	(22,074	)(A)	-		6.500%, due 02/01/38	24,611	-	(24,611	)(A)	-
71,514	-	(71,514	)(A)	-		4.500%, due 04/01/35	76,126	-	(76,126	)(A)	-
206,579	-	(206,579	)(A)	-		6.000%, due 11/01/35	231,005	-	(231,005	)(A)	-
23,169	-	(23,169	)(A)	-		5.500%, due 10/01/21	25,145	-	(25,145	)(A)	-
203,210	-	(203,210	)(A)	-		6.000%, due 10/01/36	228,064	-	(228,064	)(A)	-
47,408	-	(47,408	)(A)	-		6.500%, due 07/01/37	53,192	-	(53,192	)(A)	-
533,755	-	(533,755	)(A)	-		4.500%, due 07/01/39	566,273	-	(566,273	)(A)	-
695,062	-	(695,062	)(A)	-		3.500%, due 12/01/42	691,241	-	(691,241	)(A)	-
575,854	-	(575,854	)(A)	-		4.500%, due 08/01/24	618,666	-	(618,666	)(A)	-
13,751	-	(13,751	)(A)	-		6.000%, due 07/01/34	15,421	-	(15,421	)(A)	-
3,518	-	(3,518	)(A)	-		6.500%, due 09/01/35	3,916	-	(3,916	)(A)	-
84,344	-	(84,344	)(A)	-		6.000%, due 07/01/35	94,439	-	(94,439	)(A)	-
164,635	-	(164,635	)(A)	-		6.000%, due 08/01/35	184,153	-	(184,153	)(A)	-
269,324	-	(269,324	)(A)	-		4.500%, due 09/01/39	285,773	-	(285,773	)(A)	-
160,986	-	(160,986	)(A)	-		4.500%, due 10/01/39	170,790	-	(170,790	)(A)	-
59,050	-	(59,050	)(A)	-		3.500%, due 07/01/43	58,768	-	(58,768	)(A)	-
1,460,188	-	(1,460,188	)(A)	-		4.000%, due 11/01/43	1,503,825	-	(1,503,825	)(A)	-
195,239	-	(195,239	)(A)	-		5.500%, due 06/01/25	215,356	-	(215,356	)(A)	-
103,192	-	(103,192	)(A)	-		5.500%, due 07/01/25	113,762	-	(113,762	)(A)	-
158,274	-	(158,274	)(A)	-		5.500%, due 08/01/25	174,431	-	(174,431	)(A)	-
26,320	-	(26,320	)(A)	-		5.500%, due 09/01/25	29,001	-	(29,001	)(A)	-
22,257	-	(22,257	)(A)	-		6.000%, due 12/01/25	24,620	-	(24,620	)(A)	-
43,887	-	(43,887	)(A)	-		6.000%, due 05/01/21	47,349	-	(47,349	)(A)	-
547,598	-	(547,598	)(A)	-		5.500%, due 01/01/34	603,464	-	(603,464	)(A)	-

35

PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited)
MFS Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined		MFS Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined
679,994	-	(679,994	)(A)	-	5.000%, due 09/01/33	737,588	-	(737,588	)(A)	-
86,070	-	(86,070	)(A)	-	5.000%, due 04/01/34	93,370	-	(93,370	)(A)	-
116,431	-	(116,431	)(A)	-	6.500%, due 05/01/37	130,030	-	(130,030	)(A)	-
1,751,186	-	(1,751,186	)(A)	-	4.000%, due 01/01/41	1,802,977	-	(1,802,977	)(A)	-
77,223	-	(77,223	)(A)	-	5.000%, due 05/01/18	81,898	-	(81,898	)(A)	-
157,262	-	(157,262	)(A)	-	4.500%, due 11/01/18	166,930	-	(166,930	)(A)	-
438,361	-	(438,361	)(A)	-	4.500%, due 01/01/19	465,538	-	(465,538	)(A)	-
168,861	-	(168,861	)(A)	-	5.500%, due 01/01/19	178,234	-	(178,234	)(A)	-
147,712	-	(147,712	)(A)	-	5.000%, due 02/01/19	156,713	-	(156,713	)(A)	-
17,172	-	(17,172	)(A)	-	5.500%, due 07/01/19	18,209	-	(18,209	)(A)	-
27,671	-	(27,671	)(A)	-	5.500%, due 08/01/19	29,970	-	(29,970	)(A)	-
187,221	-	(187,221	)(A)	-	6.000%, due 08/01/19	200,005	-	(200,005	)(A)	-
63,100	-	(63,100	)(A)	-	6.000%, due 08/01/19	67,758	-	(67,758	)(A)	-
11,311	-	(11,311	)(A)	-	6.000%, due 09/01/19	12,039	-	(12,039	)(A)	-
268,499	-	(268,499	)(A)	-	5.500%, due 12/01/33	300,625	-	(300,625	)(A)	-
289,119	-	(289,119	)(A)	-	5.500%, due 12/01/33	318,674	-	(318,674	)(A)	-
187,436	-	(187,436	)(A)	-	5.000%, due 03/01/34	205,644	-	(205,644	)(A)	-
143,428	-	(143,428	)(A)	-	6.000%, due 04/01/34	160,606	-	(160,606	)(A)	-
12,958	-	(12,958	)(A)	-	6.000%, due 05/01/34	14,348	-	(14,348	)(A)	-
102,034	-	(102,034	)(A)	-	5.500%, due 04/01/34	114,138	-	(114,138	)(A)	-
25,395	-	(25,395	)(A)	-	6.500%, due 05/01/34	28,308	-	(28,308	)(A)	-
23,027	-	(23,027	)(A)	-	6.500%, due 05/01/34	25,720	-	(25,720	)(A)	-
1,989	-	(1,989	)(A)	-	5.500%, due 02/01/20	2,161	-	(2,161	)(A)	-
29,455	-	(29,455	)(A)	-	6.500%, due 06/01/34	32,886	-	(32,886	)(A)	-
11,322	-	(11,322	)(A)	-	6.500%, due 06/01/34	12,638	-	(12,638	)(A)	-
40,883	-	(40,883	)(A)	-	6.000%, due 07/01/34	45,175	-	(45,175	)(A)	-
56,463	-	(56,463	)(A)	-	6.500%, due 06/01/34	62,938	-	(62,938	)(A)	-
11,383	-	(11,383	)(A)	-	6.000%, due 08/01/34	12,630	-	(12,630	)(A)	-
49,570	-	(49,570	)(A)	-	6.000%, due 08/01/34	54,802	-	(54,802	)(A)	-
29,656	-	(29,656	)(A)	-	6.000%, due 07/01/34	32,814	-	(32,814	)(A)	-
9,507	-	(9,507	)(A)	-	6.000%, due 08/01/34	10,645	-	(10,645	)(A)	-
354,570	-	(354,570	)(A)	-	6.000%, due 08/01/34	397,066	-	(397,066	)(A)	-
13,110	-	(13,110	)(A)	-	6.500%, due 08/01/34	14,607	-	(14,607	)(A)	-
240,024	-	(240,024	)(A)	-	6.500%, due 08/01/34	267,535	-	(267,535	)(A)	-
90,026	-	(90,026	)(A)	-	6.500%, due 08/01/34	100,302	-	(100,302	)(A)	-
24,316	-	(24,316	)(A)	-	6.500%, due 08/01/34	27,272	-	(27,272	)(A)	-
3,411	-	(3,411	)(A)	-	6.500%, due 08/01/34	3,807	-	(3,807	)(A)	-
24,312	-	(24,312	)(A)	-	6.000%, due 09/01/34	26,918	-	(26,918	)(A)	-
718	-	(718	)(A)	-	6.500%, due 11/01/34	802	-	(802	)(A)	-
65,903	-	(65,903	)(A)	-	5.500%, due 11/01/34	72,851	-	(72,851	)(A)	-
104,182	-	(104,182	)(A)	-	5.500%, due 09/01/35	115,083	-	(115,083	)(A)	-
123,225	-	(123,225	)(A)	-	5.000%, due 08/01/35	133,303	-	(133,303	)(A)	-
12,109	-	(12,109	)(A)	-	5.500%, due 10/01/35	13,273	-	(13,273	)(A)	-
822,637	-	(822,637	)(A)	-	3.500%, due 02/01/42	817,862	-	(817,862	)(A)	-
505,496	-	(505,496	)(A)	-	3.500%, due 04/01/42	503,258	-	(503,258	)(A)	-
1,660,424	-	(1,660,424	)(A)	-	3.000%, due 10/01/42	1,575,531	-	(1,575,531	)(A)	-
672,552	-	(672,552	)(A)	-	3.500%, due 12/01/42	668,852	-	(668,852	)(A)	-
353,959	-	(353,959	)(A)	-	3.500%, due 04/01/43	352,009	-	(352,009	)(A)	-
212,596	-	(212,596	)(A)	-	3.000%, due 04/01/43	201,767	-	(201,767	)(A)	-

36

PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited)
MFS Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined			MFS Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined
251,841	-	(251,841	)(A)	-		3.000%, due 05/01/43	239,013	-	(239,013	)(A)	-
434,983	-	(434,983	)(A)	-		3.000%, due 05/01/43	412,820	-	(412,820	)(A)	-
253,702	-	(253,702	)(A)	-		3.000%, due 05/01/43	240,738	-	(240,738	)(A)	-
573,386	-	(573,386	)(A)	-		3.000%, due 05/01/43	544,080	-	(544,080	)(A)	-
427,448	-	(427,448	)(A)	-		3.500%, due 07/01/43	425,405	-	(425,405	)(A)	-
823,392	-	(823,392	)(A)	-		3.500%, due 08/01/43	819,458	-	(819,458	)(A)	-
1,452,329	-	(1,452,329	)(A)	-		3.000%, due 04/01/43	1,378,113	-	(1,378,113	)(A)	-
5,069	-	(5,069	)(A)	-		5.500%, due 10/01/24	5,582	-	(5,582	)(A)	-
392,000	-	(392,000	)(A)	-		2.412%, due 08/25/18	399,877	-	(399,877	)(A)	-
141,415	-	(141,415	)(A)	-		2.303%, due 09/25/18	143,091	-	(143,091	)(A)	-
220,000	-	(220,000	)(A)	-		2.682%, due 10/25/22	208,761	-	(208,761	)(A)	-
308,000	-	(308,000	)(A)	-		1.869%, due 11/25/19	298,144	-	(298,144	)(A)	-
162,000	-	(162,000	)(A)	-		3.320%, due 02/25/23	160,561	-	(160,561	)(A)	-
716,000	-	(716,000	)(A)	-		3.458%, due 08/25/23	713,050	-	(713,050	)(A)	-
-	2,400,000	2,484,953	(A)	4,884,953		4.875%, due 06/13/18	-	2,728,783	2,825,374	(A)	5,554,157
-	550,000	569,469	(A)	1,119,469		3.000%, due 07/28/14	-	558,882	578,665	(A)	1,137,547
130,994	-	(130,994	)(A)	-		5.000%, due 12/01/36	141,687	-	(141,687	)(A)	-
977,586	-	(977,586	)(A)	-		5.000%, due 07/01/39	1,055,875	-	(1,055,875	)(A)	-
1,326,912	-	(1,326,912	)(A)	-		4.000%, due 11/01/40	1,366,251	-	(1,366,251	)(A)	-
136,520	-	(136,520	)(A)	-		5.000%, due 11/01/35	147,550	-	(147,550	)(A)	-
879,000	-	(879,000	)(A)	-		3.808%, due 08/25/20	927,978	-	(927,978	)(A)	-
264,180	-	(264,180	)(A)	-		3.882%, due 11/25/17	284,584	-	(284,584	)(A)	-
1,064,000	-	(1,064,000	)(A)	-		5.085%, due 03/25/19	1,201,892	-	(1,201,892	)(A)	-
							29,977,812	3,287,665	(26,573,773)		6,691,704

						Federal National Mortgage Association##:0.4%
3,500,000	-	(3,500,000	)(A)	-	W	3.000%, due 11/25/26	3,554,823	-	(3,554,823	)(A)	-
8,366,000	-	(8,366,000	)(A)	-	W	4.000%, due 10/25/40	8,560,770	-	(8,560,770	)(A)	-
2,872,000	-	(2,872,000	)(A)	-	W	4.500%, due 03/25/39	3,024,687	-	(3,024,687	)(A)	-
700,000	-	(700,000	)(A)	-		2.578%, due 09/25/18	716,627	-	(716,627	)(A)	-
99,280	-	(99,280	)(A)	-		6.500%, due 06/01/31	111,975	-	(111,975	)(A)	-
2,606	-	(2,606	)(A)	-		7.500%, due 11/01/31	3,041	-	(3,041	)(A)	-
49,507	-	(49,507	)(A)	-		6.000%, due 02/01/17	52,072	-	(52,072	)(A)	-
462	-	(462	)(A)	-		7.500%, due 02/01/32	553	-	(553	)(A)	-
1,909	-	(1,909	)(A)	-		6.000%, due 03/01/17	2,014	-	(2,014	)(A)	-
95,639	-	(95,639	)(A)	-		5.000%, due 11/01/17	101,929	-	(101,929	)(A)	-
381,943	-	(381,943	)(A)	-		4.500%, due 08/01/33	406,906	-	(406,906	)(A)	-
148,218	-	(148,218	)(A)	-		5.000%, due 11/01/33	161,614	-	(161,614	)(A)	-
352,316	-	(352,316	)(A)	-		5.000%, due 12/01/18	376,096	-	(376,096	)(A)	-
196,838	-	(196,838	)(A)	-		5.500%, due 02/01/34	217,063	-	(217,063	)(A)	-
49,972	-	(49,972	)(A)	-		6.500%, due 04/01/34	57,067	-	(57,067	)(A)	-
62,345	-	(62,345	)(A)	-		5.500%, due 02/01/34	69,446	-	(69,446	)(A)	-
217,262	-	(217,262	)(A)	-		6.000%, due 10/01/34	242,794	-	(242,794	)(A)	-
70,491	-	(70,491	)(A)	-		6.000%, due 09/01/35	78,801	-	(78,801	)(A)	-
75,110	-	(75,110	)(A)	-		5.000%, due 09/01/35	81,677	-	(81,677	)(A)	-
468,426	-	(468,426	)(A)	-		5.500%, due 09/01/35	522,543	-	(522,543	)(A)	-
269,212	-	(269,212	)(A)	-		4.880%, due 03/01/20	293,983	-	(293,983	)(A)	-
248,000	-	(248,000	)(A)	-		4.940%, due 08/01/15	259,485	-	(259,485	)(A)	-
7,795	-	(7,795	)(A)	-		5.190%, due 11/01/15	8,270	-	(8,270	)(A)	-

37

PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited)
MFS Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined		MFS Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined
112,262	-	(112,262	)(A)	-	4.600%, due 09/01/19	123,809	-	(123,809	)(A)	-
116,238	-	(116,238	)(A)	-	3.800%, due 02/01/18	124,050	-	(124,050	)(A)	-
96,194	-	(96,194	)(A)	-	3.910%, due 02/01/18	103,822	-	(103,822	)(A)	-
21,759	-	(21,759	)(A)	-	7.500%, due 02/01/30	25,215	-	(25,215	)(A)	-
180,716	-	(180,716	)(A)	-	6.500%, due 07/01/32	203,162	-	(203,162	)(A)	-
63,613	-	(63,613	)(A)	-	6.000%, due 08/01/17	67,057	-	(67,057	)(A)	-
204,644	-	(204,644	)(A)	-	6.500%, due 01/01/33	233,477	-	(233,477	)(A)	-
128,022	-	(128,022	)(A)	-	5.500%, due 11/01/17	137,043	-	(137,043	)(A)	-
31,615	-	(31,615	)(A)	-	6.000%, due 03/01/18	33,537	-	(33,537	)(A)	-
272,407	-	(272,407	)(A)	-	5.500%, due 06/01/33	302,332	-	(302,332	)(A)	-
690,541	-	(690,541	)(A)	-	5.500%, due 07/01/33	762,562	-	(762,562	)(A)	-
204,470	-	(204,470	)(A)	-	5.500%, due 11/01/33	225,788	-	(225,788	)(A)	-
63,390	-	(63,390	)(A)	-	7.500%, due 03/01/31	72,022	-	(72,022	)(A)	-
185	-	(185	)(A)	-	6.500%, due 08/01/31	206	-	(206	)(A)	-
3,808	-	(3,808	)(A)	-	6.500%, due 07/01/31	4,243	-	(4,243	)(A)	-
299	-	(299	)(A)	-	6.500%, due 07/01/31	333	-	(333	)(A)	-
74,621	-	(74,621	)(A)	-	6.500%, due 09/01/31	82,924	-	(82,924	)(A)	-
35,815	-	(35,815	)(A)	-	6.500%, due 12/01/31	39,816	-	(39,816	)(A)	-
1,092	-	(1,092	)(A)	-	6.500%, due 01/01/32	1,240	-	(1,240	)(A)	-
1,580	-	(1,580	)(A)	-	6.500%, due 02/01/32	1,761	-	(1,761	)(A)	-
84,319	-	(84,319	)(A)	-	5.000%, due 01/01/41	91,997	-	(91,997	)(A)	-
503,610	-	(503,610	)(A)	-	4.500%, due 02/01/41	535,269	-	(535,269	)(A)	-
496,699	-	(496,699	)(A)	-	4.500%, due 04/01/41	527,735	-	(527,735	)(A)	-
118,635	-	(118,635	)(A)	-	3.500%, due 11/01/41	118,083	-	(118,083	)(A)	-
679,380	-	(679,380	)(A)	-	3.500%, due 01/01/42	676,232	-	(676,232	)(A)	-
74,410	-	(74,410	)(A)	-	3.500%, due 01/01/42	74,110	-	(74,110	)(A)	-
176,735	-	(176,735	)(A)	-	3.000%, due 03/01/27	180,888	-	(180,888	)(A)	-
137,593	-	(137,593	)(A)	-	3.849%, due 07/01/18	148,612	-	(148,612	)(A)	-
136,643	-	(136,643	)(A)	-	2.550%, due 05/01/23	128,962	-	(128,962	)(A)	-
247,613	-	(247,613	)(A)	-	2.410%, due 05/01/23	231,120	-	(231,120	)(A)	-
527,096	-	(527,096	)(A)	-	3.000%, due 04/01/27	539,508	-	(539,508	)(A)	-
399,153	-	(399,153	)(A)	-	2.500%, due 02/01/28	395,650	-	(395,650	)(A)	-
730,093	-	(730,093	)(A)	-	3.500%, due 06/01/43	727,404	-	(727,404	)(A)	-
2,910,082	-	(2,910,082	)(A)	-	3.500%, due 09/01/43	2,899,306	-	(2,899,306	)(A)	-
266,547	-	(266,547	)(A)	-	6.500%, due 08/01/32	297,167	-	(297,167	)(A)	-
74,979	-	(74,979	)(A)	-	5.500%, due 01/01/18	79,812	-	(79,812	)(A)	-
124,197	-	(124,197	)(A)	-	5.500%, due 02/01/18	132,188	-	(132,188	)(A)	-
315,509	-	(315,509	)(A)	-	5.000%, due 02/01/18	336,761	-	(336,761	)(A)	-
250,641	-	(250,641	)(A)	-	5.500%, due 02/01/33	276,535	-	(276,535	)(A)	-
3,183	-	(3,183	)(A)	-	5.500%, due 03/01/33	3,507	-	(3,507	)(A)	-
51,660	-	(51,660	)(A)	-	4.500%, due 04/01/18	55,082	-	(55,082	)(A)	-
16,466	-	(16,466	)(A)	-	4.500%, due 07/01/18	17,554	-	(17,554	)(A)	-
9,847	-	(9,847	)(A)	-	5.500%, due 05/01/33	10,913	-	(10,913	)(A)	-
24,555	-	(24,555	)(A)	-	5.500%, due 07/01/33	27,093	-	(27,093	)(A)	-
130,609	-	(130,609	)(A)	-	4.500%, due 06/01/18	139,211	-	(139,211	)(A)	-
104,530	-	(104,530	)(A)	-	5.500%, due 06/01/33	115,422	-	(115,422	)(A)	-
89,494	-	(89,494	)(A)	-	5.500%, due 01/01/34	98,789	-	(98,789	)(A)	-
274,939	-	(274,939	)(A)	-	6.000%, due 11/01/18	291,330	-	(291,330	)(A)	-
2,368	-	(2,368	)(A)	-	4.821%, due 02/01/14	2,356	-	(2,356	)(A)	-

38

PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited)
MFS Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined		MFS Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined
162,777	-	(162,777	)(A)	-	5.000%, due 03/01/34	177,511	-	(177,511	)(A)	-
301,570	-	(301,570	)(A)	-	4.521%, due 05/01/14	303,158	-	(303,158	)(A)	-
89,812	-	(89,812	)(A)	-	5.000%, due 08/01/34	97,813	-	(97,813	)(A)	-
259,013	-	(259,013	)(A)	-	5.000%, due 09/01/34	281,936	-	(281,936	)(A)	-
295,011	-	(295,011	)(A)	-	4.909%, due 04/01/15	305,449	-	(305,449	)(A)	-
273,663	-	(273,663	)(A)	-	4.825%, due 08/01/14	275,042	-	(275,042	)(A)	-
59,923	-	(59,923	)(A)	-	4.500%, due 04/01/20	63,921	-	(63,921	)(A)	-
250,383	-	(250,383	)(A)	-	5.000%, due 07/01/35	272,427	-	(272,427	)(A)	-
259,895	-	(259,895	)(A)	-	5.464%, due 11/01/15	276,354	-	(276,354	)(A)	-
290,713	-	(290,713	)(A)	-	5.662%, due 02/01/16	313,791	-	(313,791	)(A)	-
186,675	-	(186,675	)(A)	-	5.725%, due 07/01/16	205,565	-	(205,565	)(A)	-
58,915	-	(58,915	)(A)	-	5.500%, due 12/01/33	65,190	-	(65,190	)(A)	-
39,986	-	(39,986	)(A)	-	6.000%, due 03/01/34	44,445	-	(44,445	)(A)	-
228,761	-	(228,761	)(A)	-	6.000%, due 04/01/34	256,918	-	(256,918	)(A)	-
138,503	-	(138,503	)(A)	-	5.500%, due 01/01/34	153,467	-	(153,467	)(A)	-
50,478	-	(50,478	)(A)	-	5.500%, due 01/01/34	56,200	-	(56,200	)(A)	-
83,869	-	(83,869	)(A)	-	5.500%, due 09/01/19	90,792	-	(90,792	)(A)	-
17,140	-	(17,140	)(A)	-	6.000%, due 01/01/34	19,048	-	(19,048	)(A)	-
74,483	-	(74,483	)(A)	-	5.500%, due 02/01/34	82,927	-	(82,927	)(A)	-
354,758	-	(354,758	)(A)	-	6.000%, due 04/01/34	398,597	-	(398,597	)(A)	-
55,425	-	(55,425	)(A)	-	5.500%, due 04/01/34	61,775	-	(61,775	)(A)	-
37,178	-	(37,178	)(A)	-	6.000%, due 03/01/34	41,819	-	(41,819	)(A)	-
125,515	-	(125,515	)(A)	-	4.500%, due 03/01/19	133,817	-	(133,817	)(A)	-
134,991	-	(134,991	)(A)	-	5.500%, due 02/01/34	150,402	-	(150,402	)(A)	-
49,589	-	(49,589	)(A)	-	5.500%, due 03/01/34	55,515	-	(55,515	)(A)	-
62,149	-	(62,149	)(A)	-	5.500%, due 04/01/34	69,217	-	(69,217	)(A)	-
46,054	-	(46,054	)(A)	-	5.500%, due 03/01/34	51,532	-	(51,532	)(A)	-
49,684	-	(49,684	)(A)	-	6.000%, due 05/01/34	55,766	-	(55,766	)(A)	-
123,930	-	(123,930	)(A)	-	5.000%, due 07/01/19	132,975	-	(132,975	)(A)	-
90,433	-	(90,433	)(A)	-	5.500%, due 08/01/19	97,807	-	(97,807	)(A)	-
87,763	-	(87,763	)(A)	-	5.000%, due 05/01/34	95,623	-	(95,623	)(A)	-
157,805	-	(157,805	)(A)	-	5.500%, due 05/01/34	175,981	-	(175,981	)(A)	-
163,653	-	(163,653	)(A)	-	5.500%, due 05/01/34	182,545	-	(182,545	)(A)	-
247,637	-	(247,637	)(A)	-	5.500%, due 05/01/34	276,358	-	(276,358	)(A)	-
9,655	-	(9,655	)(A)	-	6.000%, due 05/01/34	10,721	-	(10,721	)(A)	-
353,255	-	(353,255	)(A)	-	6.000%, due 06/01/34	396,605	-	(396,605	)(A)	-
165,933	-	(165,933	)(A)	-	6.000%, due 04/01/34	184,133	-	(184,133	)(A)	-
70,016	-	(70,016	)(A)	-	5.500%, due 07/01/34	77,622	-	(77,622	)(A)	-
16,451	-	(16,451	)(A)	-	6.000%, due 07/01/34	18,527	-	(18,527	)(A)	-
284,806	-	(284,806	)(A)	-	6.000%, due 06/01/34	320,248	-	(320,248	)(A)	-
159,107	-	(159,107	)(A)	-	6.000%, due 06/01/34	178,574	-	(178,574	)(A)	-
157,488	-	(157,488	)(A)	-	5.500%, due 06/01/19	170,553	-	(170,553	)(A)	-
114,506	-	(114,506	)(A)	-	5.500%, due 05/01/34	127,007	-	(127,007	)(A)	-
242,474	-	(242,474	)(A)	-	5.500%, due 10/01/34	268,665	-	(268,665	)(A)	-
38,496	-	(38,496	)(A)	-	5.500%, due 06/01/34	42,658	-	(42,658	)(A)	-
149,976	-	(149,976	)(A)	-	6.000%, due 07/01/34	168,257	-	(168,257	)(A)	-
45,827	-	(45,827	)(A)	-	5.500%, due 07/01/34	50,447	-	(50,447	)(A)	-
116,030	-	(116,030	)(A)	-	6.000%, due 07/01/34	128,504	-	(128,504	)(A)	-
40,373	-	(40,373	)(A)	-	5.500%, due 07/01/34	44,744	-	(44,744	)(A)	-

39

PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited)
MFS Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined		MFS Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined
86,170	-	(86,170	)(A)	-	5.500%, due 07/01/19	93,203	-	(93,203	)(A)	-
67,362	-	(67,362	)(A)	-	5.500%, due 07/01/19	72,946	-	(72,946	)(A)	-
360,239	-	(360,239	)(A)	-	5.500%, due 07/01/34	396,557	-	(396,557	)(A)	-
34,219	-	(34,219	)(A)	-	6.000%, due 06/01/34	37,993	-	(37,993	)(A)	-
4,915	-	(4,915	)(A)	-	5.500%, due 09/01/34	5,404	-	(5,404	)(A)	-
27,820	-	(27,820	)(A)	-	5.500%, due 09/01/19	29,751	-	(29,751	)(A)	-
15,454	-	(15,454	)(A)	-	5.500%, due 07/01/19	16,705	-	(16,705	)(A)	-
24,445	-	(24,445	)(A)	-	6.000%, due 08/01/34	27,147	-	(27,147	)(A)	-
78,256	-	(78,256	)(A)	-	5.500%, due 07/01/34	86,728	-	(86,728	)(A)	-
21,857	-	(21,857	)(A)	-	5.500%, due 07/01/34	24,225	-	(24,225	)(A)	-
82,161	-	(82,161	)(A)	-	6.000%, due 07/01/34	91,352	-	(91,352	)(A)	-
10,705	-	(10,705	)(A)	-	6.000%, due 08/01/34	12,017	-	(12,017	)(A)	-
44,777	-	(44,777	)(A)	-	5.500%, due 07/01/34	49,618	-	(49,618	)(A)	-
98,839	-	(98,839	)(A)	-	5.500%, due 09/01/34	109,542	-	(109,542	)(A)	-
118,455	-	(118,455	)(A)	-	6.000%, due 07/01/34	132,944	-	(132,944	)(A)	-
192,702	-	(192,702	)(A)	-	6.000%, due 08/01/34	214,164	-	(214,164	)(A)	-
9,445	-	(9,445	)(A)	-	5.500%, due 09/01/34	10,466	-	(10,466	)(A)	-
281,308	-	(281,308	)(A)	-	6.500%, due 08/01/34	313,073	-	(313,073	)(A)	-
41,685	-	(41,685	)(A)	-	6.000%, due 06/01/34	46,869	-	(46,869	)(A)	-
57,651	-	(57,651	)(A)	-	5.500%, due 09/01/34	63,433	-	(63,433	)(A)	-
287,997	-	(287,997	)(A)	-	6.000%, due 08/01/34	323,095	-	(323,095	)(A)	-
23,699	-	(23,699	)(A)	-	5.500%, due 09/01/34	26,400	-	(26,400	)(A)	-
207,666	-	(207,666	)(A)	-	5.500%, due 09/01/34	229,006	-	(229,006	)(A)	-
115,874	-	(115,874	)(A)	-	5.500%, due 10/01/34	127,817	-	(127,817	)(A)	-
410,244	-	(410,244	)(A)	-	5.500%, due 09/01/34	454,399	-	(454,399	)(A)	-
297,265	-	(297,265	)(A)	-	5.500%, due 10/01/34	327,832	-	(327,832	)(A)	-
51,273	-	(51,273	)(A)	-	6.000%, due 10/01/34	56,849	-	(56,849	)(A)	-
42,735	-	(42,735	)(A)	-	6.000%, due 11/01/34	47,475	-	(47,475	)(A)	-
57,857	-	(57,857	)(A)	-	5.500%, due 09/01/34	63,574	-	(63,574	)(A)	-
108,487	-	(108,487	)(A)	-	5.500%, due 09/01/34	119,745	-	(119,745	)(A)	-
10,668	-	(10,668	)(A)	-	6.000%, due 11/01/34	11,975	-	(11,975	)(A)	-
126,517	-	(126,517	)(A)	-	6.000%, due 10/01/34	140,630	-	(140,630	)(A)	-
169,143	-	(169,143	)(A)	-	5.500%, due 11/01/34	187,390	-	(187,390	)(A)	-
315,586	-	(315,586	)(A)	-	5.500%, due 11/01/34	347,383	-	(347,383	)(A)	-
459,751	-	(459,751	)(A)	-	5.500%, due 12/01/34	507,018	-	(507,018	)(A)	-
208,235	-	(208,235	)(A)	-	5.500%, due 12/01/34	230,824	-	(230,824	)(A)	-
1,109	-	(1,109	)(A)	-	5.500%, due 11/01/34	1,238	-	(1,238	)(A)	-
13,251	-	(13,251	)(A)	-	5.500%, due 02/01/35	14,570	-	(14,570	)(A)	-
4,676	-	(4,676	)(A)	-	5.500%, due 04/01/35	5,201	-	(5,201	)(A)	-
127,104	-	(127,104	)(A)	-	5.500%, due 04/01/35	140,748	-	(140,748	)(A)	-
231,868	-	(231,868	)(A)	-	5.000%, due 06/01/35	251,883	-	(251,883	)(A)	-
76,316	-	(76,316	)(A)	-	6.000%, due 04/01/35	84,686	-	(84,686	)(A)	-
479,901	-	(479,901	)(A)	-	5.000%, due 07/01/35	521,333	-	(521,333	)(A)	-
179,665	-	(179,665	)(A)	-	5.000%, due 08/01/35	195,313	-	(195,313	)(A)	-
1,861	-	(1,861	)(A)	-	6.000%, due 02/01/36	2,081	-	(2,081	)(A)	-
91,675	-	(91,675	)(A)	-	6.500%, due 05/01/36	103,532	-	(103,532	)(A)	-
639	-	(639	)(A)	-	6.500%, due 04/01/36	712	-	(712	)(A)	-
196,361	-	(196,361	)(A)	-	6.000%, due 04/01/36	219,526	-	(219,526	)(A)	-
15,964	-	(15,964	)(A)	-	6.000%, due 09/01/35	17,685	-	(17,685	)(A)	-

40

PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited)
MFS Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined		MFS Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined
4,223	-	(4,223	)(A)	-	6.000%, due 08/01/35	4,688	-	(4,688	)(A)	-
1,766	-	(1,766	)(A)	-	6.000%, due 11/01/35	1,964	-	(1,964	)(A)	-
60,259	-	(60,259	)(A)	-	6.000%, due 10/01/35	67,265	-	(67,265	)(A)	-
88,593	-	(88,593	)(A)	-	6.000%, due 10/01/35	99,610	-	(99,610	)(A)	-
93,395	-	(93,395	)(A)	-	6.000%, due 12/01/35	104,218	-	(104,218	)(A)	-
389,789	-	(389,789	)(A)	-	6.000%, due 12/01/35	435,120	-	(435,120	)(A)	-
37,644	-	(37,644	)(A)	-	6.000%, due 01/01/21	40,639	-	(40,639	)(A)	-
98,999	-	(98,999	)(A)	-	6.000%, due 12/01/35	110,769	-	(110,769	)(A)	-
150,553	-	(150,553	)(A)	-	6.000%, due 03/01/36	167,078	-	(167,078	)(A)	-
38,962	-	(38,962	)(A)	-	5.450%, due 04/01/17	43,491	-	(43,491	)(A)	-
713,617	-	(713,617	)(A)	-	5.000%, due 10/01/35	776,005	-	(776,005	)(A)	-
2,748	-	(2,748	)(A)	-	6.000%, due 06/01/36	3,061	-	(3,061	)(A)	-
137,806	-	(137,806	)(A)	-	6.500%, due 02/01/37	153,691	-	(153,691	)(A)	-
6,368	-	(6,368	)(A)	-	6.500%, due 02/01/37	7,096	-	(7,096	)(A)	-
35,103	-	(35,103	)(A)	-	6.500%, due 01/01/37	39,005	-	(39,005	)(A)	-
9,812	-	(9,812	)(A)	-	6.500%, due 02/01/37	10,906	-	(10,906	)(A)	-
121,395	-	(121,395	)(A)	-	6.000%, due 07/01/37	136,107	-	(136,107	)(A)	-
271,800	-	(271,800	)(A)	-	6.500%, due 07/01/37	303,823	-	(303,823	)(A)	-
327,922	-	(327,922	)(A)	-	5.370%, due 05/01/18	371,427	-	(371,427	)(A)	-
114,847	-	(114,847	)(A)	-	5.500%, due 08/01/38	126,079	-	(126,079	)(A)	-
1,138,289	-	(1,138,289	)(A)	-	4.500%, due 03/01/34	1,212,496	-	(1,212,496	)(A)	-
121,727	-	(121,727	)(A)	-	5.000%, due 07/01/39	133,090	-	(133,090	)(A)	-
114,937	-	(114,937	)(A)	-	5.000%, due 03/01/41	125,463	-	(125,463	)(A)	-
217,940	-	(217,940	)(A)	-	3.500%, due 01/01/42	217,062	-	(217,062	)(A)	-
1,125,454	-	(1,125,454	)(A)	-	3.500%, due 04/01/43	1,119,499	-	(1,119,499	)(A)	-
1,814,046	-	(1,814,046	)(A)	-	3.500%, due 07/01/43	1,807,323	-	(1,807,323	)(A)	-
237,808	-	(237,808	)(A)	-	2.500%, due 05/01/28	235,721	-	(235,721	)(A)	-
2,312,779	-	(2,312,779	)(A)	-	3.500%, due 05/01/43	2,304,162	-	(2,304,162	)(A)	-
375,293	-	(375,293	)(A)	-	5.000%, due 10/01/39	411,058	-	(411,058	)(A)	-
140,631	-	(140,631	)(A)	-	5.000%, due 11/01/39	153,855	-	(153,855	)(A)	-
168,328	-	(168,328	)(A)	-	5.000%, due 12/01/20	181,380	-	(181,380	)(A)	-
231,170	-	(231,170	)(A)	-	4.000%, due 02/01/41	238,536	-	(238,536	)(A)	-
125,227	-	(125,227	)(A)	-	5.000%, due 11/01/40	136,710	-	(136,710	)(A)	-
65,259	-	(65,259	)(A)	-	5.000%, due 11/01/40	71,208	-	(71,208	)(A)	-
-	915,000	947,389	(A)	1,862,389	6.625%, due 11/15/30	-	1,190,479	1,232,619	(A)	2,423,098
-	2,130,000	2,205,397	(A)	4,335,397	4.375%, due 10/15/15	-	2,281,155	2,361,902	(A)	4,643,057
46,895	-	(46,895	)(A)	-	5.500%, due 05/01/35	51,515	-	(51,515	)(A)	-
97,000	-	(97,000	)(A)	-	3.154%, due 02/25/18	101,858	-	(101,858	)(A)	-
						56,213,214	3,471,634	(52,618,693)		7,066,155

					Government National Mortgage Association: 0.0%
256,851	-	(256,851	)(A)	-	3.500%, due 02/15/42	259,397	-	(259,397	)(A)	-
641,021	-	(641,021	)(A)	-	3.000%, due 02/15/43	620,479	-	(620,479	)(A)	-
1,288,859	-	(1,288,859	)(A)	-	3.000%, due 06/20/43	1,247,891	-	(1,247,891	)(A)	-
1,853,867	-	(1,853,867	)(A)	-	3.500%, due 06/20/43	1,873,686	-	(1,873,686	)(A)	-
591,143	-	(591,143	)(A)	-	3.000%, due 07/20/43	572,342	-	(572,342	)(A)	-
2,112,041	-	(2,112,041	)(A)	-	3.500%, due 07/01/42	2,134,654	-	(2,134,654	)(A)	-
374,604	-	(374,604	)(A)	-	3.500%, due 12/15/41	379,213	-	(379,213	)(A)	-
13,624	-	(13,624	)(A)	-	6.000%, due 10/15/32	15,701	-	(15,701	)(A)	-

41

PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited)
MFS Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined			MFS Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined
279,090	-	(279,090	)(A)	-		5.500%, due 11/15/32	307,375	-	(307,375	)(A)	-
28,177	-	(28,177	)(A)	-		5.500%, due 08/15/33	31,303	-	(31,303	)(A)	-
333,341	-	(333,341	)(A)	-		6.000%, due 04/15/33	376,209	-	(376,209	)(A)	-
64,310	-	(64,310	)(A)	-		5.000%, due 03/15/34	70,490	-	(70,490	)(A)	-
189,850	-	(189,850	)(A)	-		5.000%, due 06/15/34	208,097	-	(208,097	)(A)	-
8,916	-	(8,916	)(A)	-		6.000%, due 04/15/34	10,036	-	(10,036	)(A)	-
5,163	-	(5,163	)(A)	-		6.000%, due 09/15/32	5,827	-	(5,827	)(A)	-
30,757	-	(30,757	)(A)	-		4.500%, due 07/20/33	33,194	-	(33,194	)(A)	-
31,487	-	(31,487	)(A)	-		5.000%, due 07/20/33	34,400	-	(34,400	)(A)	-
209,734	-	(209,734	)(A)	-		4.500%, due 09/20/33	226,287	-	(226,287	)(A)	-
151,131	-	(151,131	)(A)	-		6.000%, due 11/20/34	171,346	-	(171,346	)(A)	-
67,104	-	(67,104	)(A)	-		4.500%, due 12/20/34	72,417	-	(72,417	)(A)	-
208,068	-	(208,068	)(A)	-		6.000%, due 02/20/35	240,871	-	(240,871	)(A)	-
42,289	-	(42,289	)(A)	-		6.000%, due 04/20/35	47,270	-	(47,270	)(A)	-
576,897	-	(576,897	)(A)	-		4.000%, due 02/20/42	600,794	-	(600,794	)(A)	-
454,229	-	(454,229	)(A)	-		4.000%, due 02/20/41	473,301	-	(473,301	)(A)	-
1,806,951	-	(1,806,951	)(A)	-		4.000%, due 01/20/41	1,882,793	-	(1,882,793	)(A)	-
424,819	-	(424,819	)(A)	-		4.500%, due 01/20/41	456,191	-	(456,191	)(A)	-
339,391	-	(339,391	)(A)	-		4.000%, due 04/20/41	353,630	-	(353,630	)(A)	-
1,501	-	(1,501	)(A)	-		6.000%, due 10/15/32	1,694	-	(1,694	)(A)	-
633,909	-	(633,909	)(A)	-		4.500%, due 11/15/39	679,138	-	(679,138	)(A)	-
457,470	-	(457,470	)(A)	-		4.500%, due 03/15/40	496,342	-	(496,342	)(A)	-
292,773	-	(292,773	)(A)	-		4.500%, due 06/15/40	315,731	-	(315,731	)(A)	-
153,042	-	(153,042	)(A)	-		6.000%, due 09/15/32	172,415	-	(172,415	)(A)	-
810,681	-	(810,681	)(A)	-		5.500%, due 05/15/33	899,006	-	(899,006	)(A)	-
16,542	-	(16,542	)(A)	-		5.500%, due 12/15/33	18,558	-	(18,558	)(A)	-
51,516	-	(51,516	)(A)	-		5.000%, due 10/15/34	56,293	-	(56,293	)(A)	-
783,156	-	(783,156	)(A)	-		4.500%, due 04/15/40	841,580	-	(841,580	)(A)	-
152,643	-	(152,643	)(A)	-		6.000%, due 07/15/34	171,828	-	(171,828	)(A)	-
78,093	-	(78,093	)(A)	-		6.000%, due 07/15/34	87,909	-	(87,909	)(A)	-
42,026	-	(42,026	)(A)	-		4.500%, due 09/15/33	45,371	-	(45,371	)(A)	-
66,668	-	(66,668	)(A)	-		6.000%, due 07/15/34	75,047	-	(75,047	)(A)	-
44,457	-	(44,457	)(A)	-		6.000%, due 09/15/34	49,536	-	(49,536	)(A)	-
							16,615,642	-	(16,615,642)		-

						Other U.S. Agency Obligations: 0.0%
425,000	-	(425,000	)(A)	-		Financing Corp.	574,553	-	(574,553	)(A)	-

							103,381,221	6,759,299	(96,382,661)		13,757,859

				FOREIGN GOVERNMENT BONDS: 0.2%
						Foreign Government Bonds: 0.2%
456,000	-	(456,000	)(A)	-	#	Achmea Hypotheekbank NV, 3.200%, 11/03/14	466,765	-	(466,765	)(A)	-
800,000	-	(800,000	)(A)	-		Asian Development Bank, 2.750%, 05/21/14	807,762	-	(807,762	)(A)	-
482,000	-	(482,000	)(A)	-		Asian Development Bank, 1.125%, 03/15/17	484,604	-	(484,604	)(A)	-
-	960,000	993,981	(A)	1,953,981		Fed Republic of Brazil, 6.000%, 01/17/17	-	1,066,080	1,103,816	(A)	2,169,896

42

PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited)
MFS Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined			MFS Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined
248,000	-	(248,000	)(A)	-	#	Corp. Nacional del Cobre de Chile - CODELCO, 3.750%, 11/04/20	248,841	-	(248,841	)(A)	-
-	150,000	155,309	(A)	305,309	#	EDF S.A., 4.600%, 01/27/20	-	162,342	168,088	(A)	330,430
820,000	-	(820,000	)(A)	-	#	Iceland Government International Bond, 4.875%, 06/16/16	853,012	-	(853,012	)(A)	-
1,400,000	-	(1,400,000	)(A)	-		Kreditanstalt fuer Wiederaufbau, 4.875%, 06/17/19	1,598,722	-	(1,598,722	)(A)	-
-	220,000	227,787	(A)	447,787		Korea Development Bank, 4.375%, 08/10/15	-	231,914	240,123	(A)	472,037
1,156,000	-	(1,156,000	)(A)	-		Mexico Government International Bond, 4.750%, 03/08/44	1,047,625	-	(1,047,625	)(A)	-
102,000	-	(102,000	)(A)	-		Peruvian Government International Bond,7.350%, 07/21/25	129,030	-	(129,030	)(A)	-
-	100,000	103,539.44	(A)	203,539		Peruvian Government International Bond,7.125%, 03/30/19	-	121,375	125,671	(A)	247,046
646,000	-	(646,000	)(A)	-		Petroleos Mexicanos, 8.000%, 05/03/19	784,890	-	(784,890	)(A)	-
478,225	-	(478,225	)(A)	-	#	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.832%, 09/30/16	509,310	-	(509,310	)(A)	-
1,800,000	-	(1,800,000	)(A)	-	#,L	Russian Foreign Bond - Eurobond,3.625%, 04/29/15	1,863,000	-	(1,863,000	)(A)	-
611,000	-	(611,000	)(A)	-	#	Societe Financement de l'Economie Francaise, 3.375%, 05/05/14	617,437	-	(617,437	)(A)	-
1,530,000	-	(1,530,000	)(A)	-	#	Temasek Financial I Ltd., 2.375%, 01/23/23	1,378,330	-	(1,378,330	)(A)	-
							10,789,328	1,581,711	(9,151,630)		3,219,409

							10,789,328	1,581,711	(9,151,630)		3,219,409

						Total Long-Term Investments
						( Cost $720,465,830, $605,366,851 and $1,267,254,655 Pro Forma Combined)	888,664,258	801,707,989	(58,578,026)		1,631,794,221

Principal amount†	Principal amount†			Principal amount†			Value	Value	Value		Value
				SHORT-TERM INVESTMENTS: 7.3%
						Mutual Funds: 7.3%
-	63,701,034	65,955,877	(A)	129,656,911		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.020%††	$-	$63,701,034	$65,955,877	(A)	$129,656,911

43

PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited)
MFS Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined		MFS Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined
					Securities Lending Collateral cc(1): 0.0%
1,752,241	-	(1,752,241	)(A)	-	Citigroup, Inc., Repurchase Agreement dated 12/31/13, 0.02%, due 01/02/14 (Repurchase Amount $1,752,243, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.080%–11.000%, Market Value plus accrued interest $1,787,286, due 12/15/15–08/15/53)	1,752,241	-	(1,752,241	)(A)	-
1,752,241	-	(1,752,241	)(A)	-	Daiwa Capital Markets, Repurchase Agreement dated 12/31/13, 0.03%, due 01/02/14 (Repurchase Amount $1,752,244, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–6.500%, Market Value plus accrued interest $1,787,286, due 04/30/15–03/01/48)	1,752,241	-	(1,752,241	)(A)	-
1,752,241	-	(1,752,241	)(A)	-	Deutsche Bank AG, Repurchase Agreement dated 12/31/13, 0.03%, due 01/02/14 (Repurchase Amount $1,752,244, collateralized by various U.S. Government Agency Obligations, 0.000%–8.000%, Market Value plus accrued interest $1,787,286, due 01/24/14–02/01/47)	1,752,241	-	(1,752,241	)(A)	-
1,752,241	-	(1,752,241	)(A)	-	Merrill Lynch & Co., Inc., Repurchase Agreement dated 12/31/13, 0.01%, due 01/02/14 (Repurchase Amount $1,752,242, collateralized by various U.S. Government Agency Obligations, 1.364%–7.000%, Market Value plus accrued interest $1,787,286, due /01/17–09/01/44)	1,752,241	-	(1,752,241	)(A)	-
368,887	-	(368,887	)(A)	-	Royal Bank of Canada, Repurchase Agreement dated 12/31/13, 0.00%, due 01/02/14 (Repurchase Amount $368,887, collateralized by various U.S. Government Securities, 0.000%–2.500%, Market Value plus accrued interest $376,265, due 01/23/14–08/15/23)	368,887	-	(368,887	)(A)	-
						7,377,851	-	(7,377,851)		-

44

PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited)
MFS Portfolio	Invesco Portfolio	Pro Forma adjustments	Invesco Portfolio Pro Forma Combined				MFS Portfolio	Invesco Portfolio	Pro Forma adjustments	Invesco Portfolio Pro Forma Combined
Total Short-Term Investments
					( Cost $7,377,851, $63,701,034 and 129,656,911 Pro Forma Combined)		7,377,851	63,701,034	58,578,026	129,656,911

Total Investments in Securities
					( Cost $727,843,681, $669,067,885 and $1,396,911,566 Pro Forma Combined) *	99.4%	$896,042,109	$865,409,023	$-	$1,761,451,132
					Other Assets and Liabilities - Net	0.6	4,922,370	4,957,341	-	9,879,711
					Net Assets	100.0%	$900,964,479	$870,366,364	$-	$1,771,330,843

				†	Unless otherwise indicated, principal amount is shown in USD.
				††	Rate shown is the 7-day yield as of December 31, 2013.
				#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
				##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
				@	Non-income producing security
				cc	Securities purchased with cash collateral for securities loaned.
				W	Settlement is on a when-issued or delayed-delivery basis.
				L	Loaned security, a portion or all of the security is on loan at
December 31, 2013.
				^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

45

PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited)
MFS Portfolio	Invesco Portfolio	Pro Forma adjustments	Invesco Portfolio Pro Forma Combined			MFS Portfolio	Invesco Portfolio	Pro Forma adjustments	Invesco Portfolio Pro Forma Combined
				ADR	American Depositary Receipt
				P	Preferred Stock may be called prior to convertible date.
				(1)	Collateral received from brokers for securities lending was invested into these shot-term investments.

				(A)	Reflects adjustments related to portfolio transitioning

				*	Cost for federal income tax purposes is:	$740,384,290	$669,482,290	$-	$1,409,866,580
					Net unrealized appreciation consists of:
					Gross Unrealized Appreciation	$174,441,398	$203,296,038	$-	$377,737,436
					Gross Unrealized Depreciation	(18,783,579)	(7,369,305)	-	(26,152,884)
					Net Unrealized Appreciation	$155,657,819	$195,926,733	$-	$351,584,552

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of December 31,2013 in valuing the assets and liabilities:

	MFS Portfolio	Invesco Portfolio	Pro-forma adjustments		Invesco Portfolio Pro Forma Combined
Asset Table
Investments, at value
Level 1 - Quoted Prices	$510,524,068	$577,839,352	$87,769,199	(A)	$1,176,132,619

Level 2 - Other Significant Observable Inputs	385,480,931	287,569,671	(87,732,089	)(A)	585,318,513
Level 3 - Significant Unobservable Inputs	37,110	-	(37,110	)(A)	-
Total Investments, at value	$896,042,109	$865,409,023	$-		$1,761,451,132

^ See Note 2, “Security Valuation” in the Notes to Unaudited Pro Forma Financial Statements for additional information.
(A) Reflects adjustments related to portfolio transitioning

46

NOTES TO PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

Note 1 – Basis of Combination:

The Board of Trustees (the “Board”) of VY MFS Total Return Portfolio (“MFS”) and VY Invesco Equity and Income (“Invesco”) (each a “Portfolio” and collectively, the “Portfolios”), approved an Agreement and Plan of Reorganization dated January 23, 2014 (the “Plan”) whereby, subject to approval by the shareholders of MFS, Invesco will acquire all of the assets of MFS, subject to the liabilities of such Portfolio, in exchange for Invesco issuing shares of such fund to shareholders of MFS in a number equal in value to net assets of MFS (the “Merger”).

The Merger will be accounted for as a tax-free merger of investment companies with Invesco remaining as both the tax and accounting survivor. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization(s) occurred at December 31, 2013. The unaudited pro forma Portfolio of Investments and Statement of Assets and Liabilities reflect the financial position of MFS and Invesco at December 31, 2013. The unaudited pro forma Statement of Operations reflects the results of operations of MFS and Invesco for the twelve-months ended December 31, 2013. These statements have been derived from the Portfolios’ respective books and records utilized in calculating daily net asset value at the date indicated above for MFS and Invesco under U.S. generally accepted accounting principles for investment companies. The unaudited pro forma Portfolio of Investments reflects the pro forma combined portfolio holdings of MFS and Invesco as of December 31, 2013. This unaudited pro forma Portfolio of Investments reflects management’s anticipation that most portfolio transitioning, including the sale of most holdings of MFS and the purchases of assets Invesco may hold or wish to hold, will take place shortly prior to the closing date of the Mergers. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of Invesco for pre-combination periods will not be restated.

The unaudited pro forma Portfolio of Investments, and Statement of Assets and Liabilities and Statement of Operations should be read in conjunction with the historical financial statements of each Portfolio, which are incorporated by reference in the Statement of Additional Information.

Note 2 – Security Valuation:

Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing price. Portfolio securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by a Portfolio’s custodian. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on a Portfolio’s valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities for which market quotations are not readily available are valued at their fair values as determined in good faith and in accordance with policies set by the Board of each Portfolio. Among elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Note 3 – Capital Shares:

The unaudited pro forma net asset value per share assumes additional shares of common Invesco issued in connection with the proposed acquisition of MFS by Invesco as of December 31, 2013. The number of additional shares issued was calculated by dividing the net assets of each class of MFS by the respective class net asset value per share of Invesco.

Note 4 – Merger Costs:

The Adviser (or an affiliate) will bear the costs associated with obtaining shareholder approval, including, but not limited to, vote solicitation and SEC filings.

Merger costs to be incurred by the Adviser (or an affiliate) are estimated at approximately $178,200. These costs represent the estimated expenses of the Portfolio carrying out its obligations under the Plan and consist of management’s estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed

47

merger. The explicit transaction costs will be paid by the Adviser or its affiliates. These explicit transaction costs are estimated to be $184,800. Actual results could differ from these estimates.

Note 5 – Use of Estimates in Preparation of Pro Forma Financial Statements:

Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies.

Note 6 – Federal Income Taxes:

It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired. A portion of the amount of these capital loss carryforwards may be limited in the future.

48

Voya Partners, Inc.

(“Registrant”)

PART C:

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Article Ninth, Section (d) of the Registrant’s Articles of Incorporation provides for indemnification of directors and officers. In addition, the Registrant’s officers and directors will be covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company.

Reference is also made to Section 2-418 of the Corporations and Associations Articles of the Annotated Code of Maryland which provides generally that (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the directors is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonesty or unlawfully, and provided further that the director has not received any “improper personal benefit”; and (2) that a corporation must (unless otherwise provided in the corporation’s charter or articles of incorporation) indemnify a director if he or she is successful on the merits in defending a suit against him or her by reason of being a director. The statutory provisions are not exclusive; a corporation may provide greater indemnification rights than those provided by statute.

Section XI.B of the Amended and Restated Administrative Services Agreement, filed as exhibit (h)(1), to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference, provides for indemnification of the Administrator.

ITEM 16. EXHIBITS

1.    (A)         Articles of Incorporation for Voya Partners, Inc. (formerly known as Portfolio Partners, Inc.) - Filed as an Exhibit to Registrant’s initial Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.

(B)	Articles of Amendment effective August 29, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 8 to Registrant’s Form N-1A Registration Statement on February 13, 2002 and incorporated herein by reference.

(C)	Articles of Amendment effective May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant’s Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

(D)	Articles of Amendment effective December 16, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(E)	Articles of Amendment effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant’s Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

(F)	Articles of Amendment effective January 23, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(G)	Articles of Amendment effective May 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant’s Form N-1A Registration Statement on April 27, 2004 and incorporated herein by reference.

(H)	Articles of Amendment effective November 8, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(I)	Articles Supplementary to Articles of Incorporation effective August 20, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(J)	Articles Supplementary to Articles of Incorporation effective February 11, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 8 to Registrant’s Form N-1A Registration Statement on February 13, 2002 and incorporated herein by reference.

(K)	Articles Supplementary to Articles of Incorporation effective January 17, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 10 to Registrant’s Form N-1A Registration Statement on February 3, 2003 and incorporated herein by reference.

(L)	Articles Supplementary to Articles of Incorporation effective June 10, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 14 to Registrant’s Form N-1A Registration Statement on July 2, 2004 and incorporated herein by reference.

(M)	Articles Supplementary to Articles of Incorporation effective November 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(N)	Articles of Amendment effective May 2, 2005 to Articles of Incorporation (name change) - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(O)	Articles Supplementary dated August 8, 2005 to the Articles of Incorporation - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant’s Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

(P)	Articles Supplementary dated November 23, 2005 to the Articles of Incorporation - Filed as an Exhibit to Post-Effective Amendment No. 25 to Registrant’s Form N-1A Registration Statement on December 6, 2005 and incorporated herein by reference.

(Q)	Articles Supplementary dated January 31, 2006 to the Articles of Incorporation of ING Partners, Inc.– Filed as an Exhibit to Post-Effective Amendment No.28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(R)	Articles of Amendment, effective April 28, 2006 – Filed as an Exhibit to Post-Effective Amendment No. 28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(S)	Article of Amendment effective August 7, 2006 regarding ING MFS Capital Opportunities Portfolio name change – Filed as an Exhibit to Post-Effective Amendment No. 29 to Registrant’s Form N-1A Registration Statement on February 1, 2007 and incorporated herein by reference.

(T)	Articles of Amendment effective January 30, 2007 regarding the dissolution of ING Goldman Sachs Capital Growth Portfolio and ING Goldman Sachs Structured Equity Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(U)	Articles Supplementary effective June 13, 2007 regarding Solution Growth and Income Portfolio and Solution Growth Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 33 to Registrant’s Form N-1A Registration Statement on June 28, 2007 and incorporated herein by reference.

(V)	Articles of Amendment effective August 20, 2007 regarding the name change of ING Davis Venture Value Portfolio – Filed as an exhibit to Post-Effective Amendment No. 36 to Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(W)	Articles of Amendment effective November 29, 2007 regarding the dissolution of ING Fundamental Research Portfolio – Filed as an exhibit to Post-Effective Amendment No. 36 to Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(X)	Articles Supplementary dated February 27, 2007 to the Articles of Incorporation of ING Partners, Inc. – Filed as an exhibit to Post-Effective Amendment No. 36 to Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(Y)	Articles Supplementary dated January 16, 2009 to the Articles of Incorporation of ING Partners, Inc. – Filed as an exhibit to Post-Effective Amendment No. 41 to Registrant’s Form N-1A Registration Statement on February 20, 2009 and incorporated herein by reference.

(Z)	Articles Supplementary dated March 18, 2009 to the Articles of Incorporation of ING Partners, Inc. – Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(AA)	Articles Supplementary dated April 1, 2009 regarding the name change of ING Columbia Small Cap Value II Portfolio – Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(BB)	Articles Supplementary to Articles of Incorporation of ING Partners, Inc. dated June 22, 2009 – Filed as an exhibit to Post-Effective Amendment No. 47 to Registrant’s Form N-1A Registration Statement on December 3, 2009 and incorporated herein by reference.

(CC)	Articles of Amendment dated July 29, 2009 regarding the dissolution of ING American Century Large Company Value Portfolio and ING Neuberger Berman Partners Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 49 to Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(DD)	Articles Supplementary to Articles of Incorporation of ING Partners, Inc. dated March 19, 2010 regarding the creation of ING Solution Aggressive Growth Portfolio and ING Solution Conservative Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 49 to Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(EE)	Articles of Amendment effective April 30, 2010 regarding ING Legg Mason ClearBridge Aggressive Growth Portfolio name change – Filed as an Exhibit to Post-Effective Amendment No. 49 to Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(FF)	Articles of Amendment effective September 8, 2011 regarding the dissolution of ING Baron Asset Portfolio and ING Fidelity® VIP Growth Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 51 to Registrant’s Form N-1A Registration Statement on April 26, 2011 and incorporated herein by reference.

(GG)	Articles of Amendment effective January 21, 2011 regarding ING Oppenheimer Global Strategic Income Portfolio name change – Filed as an Exhibit to Post-Effective Amendment No. 51 to Registrant’s Form N-1A Registration Statement on April 26, 2011 and incorporated herein by reference.

(HH)	Articles of Amendment effective February 17, 2011 regarding the dissolution of ING Legg Mason ClearBridge Aggressive Growth Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 51 to Registrant’s Form N-1A Registration Statement on April 26, 2011 and incorporated herein by reference.

(II)	Articles of Amendment effective April 29, 2011 regarding name change of ING Columbia Small Cap Value Portfolio, ING Van Kampen Comstock Portfolio, and ING Van Kampen Equity and Income Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 51 to Registrant’s Form N-1A Registration Statement on April 26, 2011 and incorporated herein by reference.

(JJ)	Articles Supplementary dated August 19, 2011 to the Articles of Incorporation of ING Partners, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 54 to Registrant’s Form N-1A Registration Statement on September 27, 2011 and incorporated herein by reference.

(KK)	Articles of Amendment dated September 23, 2011 regarding the dissolution of Adviser Class’ shares of ING Pioneer High Yield Portfolio – Filed as an exhibit to Post-Effective Amendment No. 56 to Registrant’s Form N-1A Registration Statement on February 10, 2012 and incorporated herein by reference.

(LL)	Articles of Amendment dated January 27, 2012 regarding the dissolution of Service 2 Class shares of ING Global Bond Portfolio – Filed as an exhibit to Post-Effective Amendment No. 57 to Registrant’s Form N-1A Registration Statement on April 23, 2012 and incorporated herein by reference.

(MM)	Articles of Amendment dated April 16, 2012 regarding name change of ING Baron Small Cap Growth Portfolio – Filed as an exhibit to Post-Effective Amendment No. 59 to Registrant’s Form N-1A Registration Statement on February 7, 2013 and incorporated herein by reference.

(NN)	Articles of Amendment dated November 6, 2012 regarding name change of ING Thornburg Value Portfolio – Filed as an exhibit to Post-Effective Amendment No. 59 to Registrant’s Form N-1A Registration Statement on February 7, 2013 and incorporated herein by reference.

(OO)	Articles Supplementary to Articles of Incorporation of ING Partners, Inc. dated February 28, 2013 regarding the creation of ING Solution Aggressive Portfolio – Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(PP)	Articles of Amendment dated April 22, 2013 regarding the dissolution of ING Growth and Income Core Portfolio and ING UBS U.S. Large Cap Equity Portfolio – Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(QQ)	Articles of Amendment dated April 23, 2013 regarding the name change of ING Davis New York Venture Portfolio, ING Invesco Van Kampen Comstock Portfolio, ING Invesco Van Kampen Equity and Income Portfolio, ING Solution Aggressive Growth Portfolio, ING Solution Growth Portfolio, and ING Solution Moderate Portfolio – Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(RR)	Form of Articles of Amendment dated June 7, 2013 regarding the dissolution of Class S2 shares of ING Fidelity VIP Contrafund Portfolio and ING Fidelity VIP Equity-Income Portfolio – Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant's Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(S)(S)	Articles of Amendment effective May 1, 2014 regarding the name change of ING PIMCO Total Return Portfolio to VY PIMCO Bond Portfolio, of ING Partners, Inc. to Voya Partners, Inc. and name changes to all ING Partners Portfolios – Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant's Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

2.	By-laws - Filed as an Exhibit to Registrant’s initial Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.

(i)	Amendment to the By-laws of Voya Partners, Inc. (formerly, ING Partners, Inc.) dated November 10, 2005 – Filed as an exhibit to Post-Effective Amendment No. 36 to Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

3.	Not applicable.

4.	Agreement and Plan of Reorganization between ING MFS Total Return Portfolio, a series of ING Investors Trust, and ING Invesco Equity and Income Portfolio, a series of ING Partners, Inc. – Attached as Appendix A to the Proxy Statement/Prospectus.

5.	Instruments Defining Rights of Security Holders (set forth in the Articles of incorporation which are incorporated by reference) - Filed as an Exhibit to Registrant’s initial Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.

6.	(A)	Investment Management Agreement dated May 7, 2013 between Voya Partners, Inc. (formerly, ING Partners, Inc.) and Directed Services LLC - Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant's Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(i)	Amended Schedule A effective March 14, 2014 to the Investment Management Agreement dated May 7, 2013 between Voya Partners, Inc. and Directed Services LLC. - Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant's Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(ii)	Letter Agreement dated May 7, 2013 between Directed Services LLC and Voya Partners, Inc. regarding waiver of advisory fee for VY Templeton Foreign Equity Portfolio (when investing in Templeton Institutional Funds-Foreign Smaller Companies Series) - Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant's Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(iii)	Letter agreement effective May 1, 2014 between Directed Services LLC and Voya Partners, Inc. regarding waiver of advisory fee and reduction of the investment management fee for Voya Global Bond Portfolio from May 1, 2014 through May 1, 2015 - Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant’s Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(iv)	Letter agreement effective January 1, 2014 between Directed Services LLC and Voya Partners, Inc. regarding reduction of the investment management fee for VY American Century Small-Mid Cap Value Portfolio from January 1, 2014 through May 1, 2015 – Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant’s Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(v)	Letter agreement effective May 1, 2014 between Directed Services LLC and Voya Partners, Inc. regarding reduction of the investment management fee for VY Columbia Small Cap Value II Portfolio from May 1, 2014 through May 1, 2015 – Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant’s Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(vi)	Letter agreement effective January 1, 2014 between Directed Services LLC and Voya Partners, Inc. regarding reduction of the investment management fee for VY Invesco Comstock Portfolio for the period from January 1, 2014 through May 1, 2015 – Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant’s Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(vii)	Letter agreement effective May 1, 2014 between Directed Services LLC and Voya Partners, Inc. regarding reduction of the investment management fee for VY T. Rowe Price Growth Equity Portfolio for the period from May 1, 2014, through May 1, 2015 – Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant’s Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(viii)	Letter agreement dated May 1, 2014 to reduce annual investment management fee for VY T. Rowe Price Growth Equity Portfolio for the period from May 1, 2014 through and including May 1, 2015 (reduction in excess of $500,000 all Voya funds managed by T. Rowe Price) - Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant’s Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(ix)	Letter agreement effective May 1, 2014 between Directed Services LLC and Voya Partners, Inc. regarding reduction of the investment management fee for VY Columbia Contrarian Core Portfolio for the period from May 1, 2014 through May 1, 2015 - Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant’s Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(x)	Letter agreement effective March 14, 2014 between Directed Services LLC and Voya Partners, Inc. regarding waiver of a portion of the investment management fee for VY Invesco Equity and Income Portfolio for the period from March 14, 2014 through May 1, 2016 - Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant’s Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(B)	Investment Sub-Advisory Agreement dated May 7, 2013 between Directed Services LLC and T. Rowe Price Associates, Inc. - Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant’s Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(i)	Amended Appendix A, dated May 7, 2013, to Investment Sub-Advisory Agreement between Directed Services LLC and T. Rowe Price Associates, Inc. - Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant’s Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(C)	Investment Sub-Advisory Agreement dated May 31, 2013 between Directed Services LLC and American Century Investment Management, Inc. - Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant’s Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(i)	Amendment dated January 1, 2014 to the Investment Sub-Advisory Agreement between Directed Services LLC and American Century Investment Management, Inc. - Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant's Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(ii)	Amended Appendix A, dated January 1, 2014, to the Investment Sub-Advisory Agreement between Directed Services LLC and American Century Investment Management, Inc. - Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant’s Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(D)	Investment Sub-Advisory Agreement dated May 7, 2013 between Directed Services LLC and BAMCO, Inc. - Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant’s Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(i)	Appendix A dated May 7, 2013 to Investment Sub-Advisory Agreement between Directed Services LLC and BAMCO, Inc. - Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant's Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(E)	Investment Sub-Advisory Agreement dated May 7, 2013, between Directed Services LLC and J.P. Morgan Investment Management, Inc. - Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant's Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(i)	Appendix A, dated May 7, 2013, to Investment Sub-Advisory Agreement between Directed Services LLC and J.P. Morgan Investment Management, Inc. - Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant’s Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(F)	Investment Sub-Advisory Agreement, dated May 31, 2013, between Directed Services LLC and Pacific Investment Management Company LLC - Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant's Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(i)	Appendix A effective May 31, 2013 to the Investment Sub-Advisory Agreement between Directed Services LLC and Pacific Investment Management Company - Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant's Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(G)	Investment Sub-Advisory Agreement effective May 7, 2013 between Directed Services LLC and INVESCO Advisers, Inc. - Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant's Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(i)	Amendment, dated January 1, 2014, to the Investment Sub-Advisory Agreement between Directed Services LLC and INVESCO Advisers, Inc. - Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant's Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(ii)	Amended Appendix A effective January 1, 2014 to the Investment Sub-Advisory Agreement effective May 7, 2013 between Directed Services LLC and INVESCO Advisers, Inc. - Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant's Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(H)	Investment Sub-Advisory Agreement, dated May 7, 2013, between Directed Services LLC and OppenheimerFunds, Inc. - Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant's Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(i)	Schedule A effective May 7, 2013 to Investment Sub-Advisory Agreement between Directed Services LLC and OppenheimerFunds, Inc. - Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant's Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(I)	Sub-Advisory Agreement dated May 7, 2013 between Directed Services LLC and Pioneer Investment Management, Inc. - Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant's Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(i)	First Amendment dated July 15, 2013 to the Sub-Advisory Agreement between Directed Services LLC and Pioneer Investment Management, Inc. – Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant’s Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(ii)	Schedule A, dated May 7, 2013, to the Sub-Advisory Agreement between Directed Services LLC and Pioneer Investment Management, Inc. – Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant’s Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(J)	Sub-Advisory Agreement dated May 7, 2013 between Directed Services LLC and Templeton Investment Counsel, LLC – Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant’s Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(i)	Amended Schedule A dated May 7, 2013 to the Sub-Advisory Agreement dated May 7, 2013 - Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant’s Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(K)	Sub-Advisory Agreement dated May 7, 2013 between Directed Services LLC and Columbia Management Investment Advisers, LLC - Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant’s Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(i)	Schedule A effective May 7, 2013 to the Sub-Advisory Agreement dated May 7, 2013 between Directed Services LLC and Columbia Management Investment Advisers, LLC - Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant’s Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(L)	Sub-Advisory Agreement dated May 7, 2013 between Directed Services LLC and Voya Investment Management Co. LLC (formerly ING Investment Management Co. LLC) regarding Voya Global Bond Portfolio, certain Voya Solution Portfolios and certain Voya Index Solution Portfolios – Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant’s Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(i)	Amended Schedule A effective May 7, 2013 to the Sub-Advisory Agreement between Directed Services LLC and Voya Investment Management Co. LLC - Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant’s Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(M)	Sub-Advisory Agreement, dated April 30, 2013, between Directed Services LLC and Voya Investment Management Co. LLC certain Voya Solution Portfolios and certain Voya Index Solution Portfolios – Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant’s Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(i)	Amended Schedule A, effective April 30, 2013, to the Sub-Advisory Agreement between Directed Services LLC and Voya Investment Management Co. LLC - Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant’s Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(N)	Expense Limitation Agreement effective May 7, 2013 between Directed Services LLC and Voya Partners, Inc. - Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant’s Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(i)	Amended Schedule A effective May 1, 2014 to the Expense Limitation Agreement effective May 1, 2013 between Directed Services LLC and Voya Partners, Inc. - Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant’s Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(O)	Expense Limitation Agreement regarding Voya Solution Portfolios, Voya Index Solution Portfolios and Voya Fidelity VIP Portfolios, effective May 7, 2013, between Directed Services LLC and Voya Partners, Inc. - Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant’s Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(i)	Amended Schedule A effective May 31, 2013 to the Expense Limitation Agreement effective May 7, 2013 between Directed Services LLC and Voya Partners, Inc. - Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant’s Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(P)	Letter agreement effective May 1, 2014 between Directed Services LLC and Voya Partners, Inc. regarding expense limitation for Class ADV, Class I, Class S and Class S2 shares of VY Invesco Comstock Portfolio - Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant’s Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(Q)	Letter agreement effective January 1, 2014 between Directed Services LLC and Voya Partners, Inc. regarding expense limitation for Class ADV, Class I, Class S, and Class S2 shares of VY Columbia Contrarian Core Portfolio – Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant’s Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(R)	Letter agreement effective May 1, 2014 between Directed Services LLC and Voya Partners, Inc. regarding expense limitation for VY Templeton Foreign Equity Portfolio – Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant’s Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(S)	Letter agreement, dated May 1, 2014, between Voya Investments Distributor, LLC (formerly, ING Investments Distributor, LLC) and Voya Partners, Inc. to waive a portion of the distribution fee for Service Class shares of VY Baron Growth Portfolio from May 1, 2014 through May 1, 2015 – Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant’s Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

7.	(A)	Distribution Agreement dated May 7, 2013 between the Voya Partners, Inc. and Voya Investments Distributor, LLC - Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant’s Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(i)	Schedule A effective May 7, 2013, to the Distribution Agreement between Voya Partners, Inc. and Voya Investments Distributor, LLC - Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant’s Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

8.	N/A

9.    (A)         Custody Agreement dated January 6, 2003 between Voya Partners, Inc. and The Bank of New York Mellon- Filed as an exhibit to Post-Effective Amendment No. 37 to Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(i)	Amended Exhibit A effective February 28, 2014 to the Custody Agreement dated Janaury 6, 2003 with The Bank of New York Mellon - Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant’s Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(B)	Foreign Custody Manager Agreement dated January 6, 2003, with The Bank of New York Mellon – Filed as an exhibit to Post-Effective Amendment No. 37 to Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(i)	Amended Exhibit A effective February 28, 2014 to the Foreign Custody Manager Agreement dated January 6, 2003 with The Bank of New York Mellon – Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant’s Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(ii)	Amended Schedule 2 effective June 4, 2008 to the Foreign Custody Manager Agreement dated January 6, 2003 with the Bank of New York Mellon – Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(C)	Fund Accounting Agreement dated January 6, 2003, with The Bank of New York Mellon – Filed as an exhibit to Post-Effective Amendment No. 37 to Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(i)	Amended Exhibit A effective February 28, 2014 to the Fund Accounting Agreement dated January 6, 2003 with The Bank of New York Mellon – Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant’s Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

10.  (A)         Amended and Restated Plan of Distribution pursuant to Rule 12b-1 of Voya Partners, Inc. regarding Adviser Class shares approved November 29, 2012 – Filed as an exhibit to Post-Effective Amendment No. 59 to Registrant’s Form N-1A Registration Statement on February 7, 2013 and incorporated herein by reference.

(B)	Amended and Restated Distribution Plan pursuant to Rule 12b-1 of Voya Partners, Inc. regarding Service 2 Class shares approved on November 29, 2012 – Filed as an exhibit to Post-Effective Amendment No. 59 to Registrant’s Form N-1A Registration Statement on February 7, 2013 and incorporated herein by reference.

(i)	Letter Agreement, dated May 1, 2014 , between Voya Investments Distributor, LLC and Voya Partners, Inc. regarding waiver of distribution fees for Class S2 shares of the Registrant for the period from May 1, 2014 through May 1, 2015 – Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant’s Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(ii)	Letter Agreement, dated May 1, 2013, between Voya Investments Distributor, LLC and Voya Partners, Inc. regarding waiver of distribution fees for Class S2 shares of Voya Solution Aggressive Portfolio for the period from May 1, 2013 through May 1, 2015 – Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(iii)	Letter Agreement, dated May 1, 2014, between Voya Investments Distributor, LLC and Voya Partners, Inc. regarding waivers of distribution fees for Class S2 shares of VY Invesco Equity and Income Portfolio for the period from May 1, 2014 through May 1, 2015 - Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant’s Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(iv)	Letter Agreement, dated March 14, 2014, between Voya Investments Distributor, LLC and Voya Partners, Inc. to waive a portion of the distribution fee for Service 2 Class shares of VY Invesco Equity and Income Portfolio from March 14, 2014 through May 1, 2016 - Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant’s Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(v)	Amended Schedule A last updated May 1, 2014 to the Amended and Restated Distribution Plan approved on November 29, 2012 – Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant’s Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(C)	Amended and Restated Distribution Plan pursuant to Rule 12b-1 of Voya Partners, Inc. regarding Class T shares approved November 29, 2012 – Filed as an exhibit to Post-Effective Amendment No. 59 to Registrant’s Form N-1A Registration Statement on February 7, 2013 and incorporated herein by reference.

(i)	Letter Agreement, dated May 1, 2014 , between Voya Investments Distributor, LLC and Voya Partners, Inc. regarding waiver of distribution fees for Class T shares of the Registrant for the period from May 1, 2014 through May 1, 2015 – Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant’s Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(D)	Amended and Restated Shareholder Servicing Plan of Voya Partners, Inc. for Adviser Class Shares adopted November 29, 2012 – Filed as an exhibit to Post-Effective Amendment No. 59 to Registrant’s Form N-1A Registration Statement on February 7, 2013 and incorporated herein by reference.

(E)	Amended and Restated Shareholder Servicing Plan of Voya Partners, Inc. for Service Class Shares adopted November 29, 2012 – Filed as an exhibit to Post-Effective Amendment No. 59 to Registrant’s Form N-1A Registration Statement on February 7, 2013 and incorporated herein by reference.

(F)	Amended and Restated Shareholder Servicing Plan of Voya Partners, Inc. for Class T Shares adopted November 29, 2012 – Filed as an exhibit to Post-Effective Amendment No. 59 to Registrant’s Form N-1A Registration Statement on February 7, 2013 and incorporated herein by reference.

(G)	Amended and Restated Shareholder Servicing Plan of Voya Partners, Inc. for Service 2 Class shares adopted November 29, 2012 – Filed as an exhibit to Post-Effective Amendment No. 59 to Registrant’s Form N-1A Registration Statement on February 7, 2013 and incorporated herein by reference.

(i)	Amended Schedule A, last updated November 21, 2013 , to the Amended and Restated Shareholder Servicing Plan of Voya Partners, Inc. for Service 2 Class shares adopted November 29, 2012 – Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant’s Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(H)	Third Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System amended as of November 14, 2008 – Filed as an exhibit to Post-Effective Amendment No. 41 to Registrant’s Form N-1A Registration Statement on February 20, 2009 and incorporated herein by reference.

(i)	Amended Schedule A, effective May 1, 2013, to the Third Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System – Filed as an exhibit to

Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

11.	Opinion and Consent of Counsel – Filed as an exhibit to Registrant’s Form N-14 Registration Statement on March 19, 2014 and incorporated herein by reference.

12.	Opinion and Consent of Counsel Supporting Tax Matters and Consequences – To be filed by subsequent post-effective amendment.

13.  (A)         Amended and Restated Administrative Services Agreement entered into on November 19, 2003 as amended and restated on March 7, 2013 between Voya Partners, Inc. and Voya Funds Services, LLC (formerly, ING Funds Services, LLC) - Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant’s Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(i)	Amended Schedule A and Amended Schedule B, effective May 1, 2013, to the Amended and Restated Administrative Services Agreement entered into on November 19, 2003 as amended and restated on March 7, 2013 between Voya Partners, Inc. and Voya Funds Services, LLC – Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant’s Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(B)	License Agreement between Aetna and T. Rowe Price Associates, Inc. - Filed as an Exhibit to Registrant’s initial Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.

(C)	Transfer Agency Services Agreement dated February 25, 2009 by and between BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) and Voya Partners, Inc. – Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(i)	Amended Exhibit A, effective March 28, 2013, to the Transfer Agency Services Agreement between BNY Mellon Investment Servicing (US) Inc. and Voya Partners, Inc. – Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(ii)	Amendment to Transfer Agency Services Agreement, effective February 8, 2011, between BNY Mellon Investment Servicing (US) Inc. and Voya Partners, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 51 to Registrant’s Form N-1A Registration Statement on April 26, 2011 and incorporated herein by reference.

(D)	Securities Lending Agreement and Guaranty, dated August 7, 2003, between Voya Partners, Inc. and The Bank of New York Mellon - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on December 6, 2005 and incorporated herein by reference.

(i)	Amended Exhibit A, effective March 28, 2013, to the Securities Lending Agreement and Guaranty dated August 7, 2003 between Voya Partners, Inc. and The Bank of New York Mellon – Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(E)	Delegation Agreement - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

(F)	Form of Participation Agreement, effective January 1, 2007, among ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance \ Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance \ Company of New York and Security Life of Denver Insurance Company and Voya Investments Distributor, LLC and Voya Investors Trust and Voya

Partners, Inc.– Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(G)	Form of Shareholder Servicing Agreement between Voya Investors Trust and Voya Partners, Inc and Voya Investments Distributor, LLC and ING Life Insurance Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company, for the Adviser Class Shares, Service Class Shares, Service 2 Class Shares and Class T shares, effective January 1, 2007 – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(H)	Service Agreement between Directed Services LLC and Golden American Life Insurance Company effective July 13, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(I)	Service Agreement between Directed Services LLC and ReliaStar Life Insurance Company effective December 6, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(J)	Service Agreement between Directed Services LLC and ReliaStar Life Insurance Company of New York effective December 6, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(K)	Service Agreement between Directed Services LLC and Southland Life Insurance Company effective as of May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(L)	Service Agreement between Directed Services LLC and Security Life of Denver Insurance Company effective May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

14.	Consent of independent registered public accounting firm – Filed as an exhibit to Registrant’s Form N-14 Registration Statement on March 19, 2014 and incorporated herein by reference.

15.	Not applicable.

16.	Powers of Attorney – Filed as an exhibit to Registrant’s Form N-14 Registration Statement on March 19, 2014 and incorporated herein by reference.

17.	Not applicable.

ITEM 17. UNDERTAKINGS

1.	The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3.	The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 2nd day of May , 2014.

ING PARTNERS, INC.

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

	President, Chief Executive Officer and Interested Director	May 2, 2014
Shaun P. Mathews*

	Senior Vice President and Chief/Principal Financial Officer	May 2, 2014
Todd Modic*

	Director	May 2, 2014
Colleen D. Baldwin*

	Director	May 2, 2014
John V. Boyer*

	Director	May 2, 2014
Patricia W. Chadwick*

	Director	May 2, 2014
Albert E. DePrince Jr.*

	Director	May 2, 2014
Peter S. Drotch*

	Director	May 2, 2014
J. Michael Earley*

	Director	May 2, 2014
Russell H. Jones*

	Director	May 2, 2014
Patrick W. Kenny*

	Director	May 2, 2014
Joseph E. Obermeyer*

	Director	May 2, 2014
Sheryl K. Pressler*

	Director	May 2, 2014
Roger B. Vincent*

*By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Attorney-in-Fact**

**	Powers of attorney for Shaun Mathews, Todd Modic and each Director — Incorporated by reference to the Registration Statement on Form N-14 of Voya Partners, Inc. as filed on March 19, 2014 .